                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08220
                                  ---------------------------------------------

                           ING Variable Products Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       7337 E. Doubletree Ranch Rd., Scottsdale,               AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-992-0180
                                                   ----------------------------

Date of fiscal year end:  December 31
                          --------------------------

Date of reporting period: December 31, 2003
                          -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ANNUAL REPORT

ANNUAL REPORT

DECEMBER 31, 2003

CLASS R

DOMESTIC EQUITY GROWTH PORTFOLIOS
ING VP GROWTH + VALUE PORTFOLIO
ING VP GROWTH OPPORTUNITIES PORTFOLIO
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
ING VP DISCIPLINED LARGECAP PORTFOLIO

DOMESTIC EQUITY VALUE PORTFOLIO
ING VP MAGNACAP PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO
ING VP INTERNATIONAL VALUE PORTFOLIO

FIXED INCOME PORTFOLIO
ING VP HIGH YIELD BOND PORTFOLIO

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                                              1
Market Perspective                                              2
Portfolio Managers' Reports                                     4
Index Descriptions                                             20
Independent Auditors' Report                                   21
Statements of Assets and Liabilities                           22
Statements of Operations                                       24
Statements of Changes in Net Assets                            26
Financial Highlights                                           30
Notes to Financial Statements                                  38
Portfolios of Investments                                      48
Shareholder Meeting Information                                69
Tax Information                                                70
Trustee and Officer Information                                71

(THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]

JAMES M. HENNESSY

Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the semi-annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism never the less.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

The reasons for renewed confidence reach beyond the shores of the U.S. as well. Overall, world markets are reporting strong gains. This is certainly true of Japan, where the economy has been showing welcome signs of recovery in recent months. That recovery, in turn, has helped trigger increases in business activity and consumer confidence there.

We are seeing similar surges in consumer confidence in several key European markets, and, although, some European markets remain sluggish, overall, financial benchmarks from Europe reflect steady growth. Markets in the United Kingdom, in particular, are reporting impressive returns, thanks in no small part to England's robust housing market as well as strong figures coming from the consumer in that country.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Portfolio affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate market timing in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

We consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
February 16, 2004

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2003

In 2003 GLOBAL EQUITIES recorded their first year of positive returns since 1999. As measured by the Morgan Stanley Capital International ("MSCI") World Index, global stocks rose 33.8% for the year. For the second half of 2003, global stocks returned 19.8%. In both figures about three quarters of the return was due to stock market movements and the rest to dollar weakness. The dollar occupied the financial spotlight for much of the second six months. Japanese and particularly Chinese government intervention to keep their currencies low against the dollar underscored frustration in the U.S. that signs of an improving economy were not being accompanied by job growth. However, the dollar weakened against the freely floating euro and other European currencies as even increasingly impressive economic reports from the U.S. could not banish fears about its large trade and budget deficits. For the second six months of the period, the euro appreciated 9.8% against the dollar, 20.2% for all of 2003. At year-end, the Bank of Japan announced that it had spent an astonishing $187 billion in 2003 to stem the rise in the yen.

Most U.S. FIXED INCOME classes had a much more subdued second six months as one might expect in a strong environment for equities. Bond prices were supported by the apparent absence of any inflationary pressures and the belief that until they appear, the Federal Reserve ("Fed") will not raise interest rates. For the six-month period, the Lehman Brothers Aggregate Bond Index of investment grade bonds returned 0.17%, much less than the average coupon. For the year, the total return was 4.10%. Within this the Lehman Brothers U.S. Corporate Investment Grade Index returned 0.49% for the second six months and the U.S. Treasury Index lost 1.45%. For 2003, these indices returned 8.24% and 2.24%, respectively. There was a pronounced steepening of the yield curve as ten-year Treasury yields rose from 3.53% at the end of June to 4.26% at year end while the 90-day Treasury Bill yield rose just 7 basis points to 91 basis points, never spending a day above 100 basis points. By contrast, 2003 was the year in which the high yield market redeemed itself after several years of disappointing performance. The rally that began late in October of 2002 continued throughout 2003, leading to the best high yield market performance since 1991. For the year, the high yield market returned 28.97%. While 2002 was a year that was marred by fraud and corporate malfeasance, 2003 was a year of balance sheet repair. Many troubled issuers resorted to creative financing techniques to take out bank debt and to refinance and extend maturities. Bond prices for most issuers rose as this future refinancing risk was far outweighed by the immediate benefit of a significantly diminished near- to medium- term risk of default. The declining default risk was manifested throughout the year by a fall in the default rate from a peak of 11.7% in February 2002 to 5.26% in December 2003.

THE U.S. EQUITIES market returned 15.2% in the second half of 2003 based on the Standard & Poor's ("S&P") 500 Index including dividends and returned 28.71% for the whole year. At current price-to-earnings levels, 18 times 2004 earnings, many are worried about valuations after the tremendous rebound from the lows in early March. Much of the recent acceleration in gross domestic product ("GDP"), to 8.2% growth in the third quarter and the strength in consumer demand, has come from the effect of large tax cuts, the mortgage refinancing boom as interest rates declined and an accommodative monetary policy by which the Fed has kept real short term interest rates negative, even with very tame inflation. Corporate profits have improved and balance sheets have been repaired, without question, but this in large measure has been based on cost cutting and a lack of hiring. Only from about the middle of the last quarter did the level of new unemployment claims break convincingly below the 400,000 level. This has restrained employment costs both because the number of employees has been kept down and because their wage bargaining power has accordingly remained low. Some commentators argue that these bullish forces are surely unsustainable. The bulls say this is just the "wall of worry" that markets tend to climb, that employment growth will reinvigorate demand and that major indices are still well off their all time highs True, the advance in 2003 was powered by smaller, lower quality stocks but this is natural as sentiment improves after a bear market. By the end of 2003, the recovery was becoming more broadly based and there is still plenty of appreciation left in the bigger companies, say the optimists.

In INTERNATIONAL MARKETS, Japan soared 32.1% in dollar terms in the second half of 2003 based on the MSCI Japan Index, slightly more than half of this due to the strength of the yen despite the efforts of the Bank of Japan, as noted earlier, to hold it down. For the year, Japanese stocks returned 35.9%. By the end of the year the broad market was trading at just over 18 times earnings for 2004, similar to the S&P 500.

                                MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2003

Since the semi-annual report, the news has been mixed for Japanese business. The good news of the seventh consecutive quarter of economic growth, rising machinery orders and industrial production was soured by the realization that it was entirely driven by exports, with domestic demand weak. Japan's twin problems: chronic deflation and a banking system paralyzed by non-performing loans remain to be solved. Much of the strength of the Japanese market seems to have been fueled by foreign money, with the local investor still not convinced. European excluding United Kingdom ("ex UK") markets advanced 26.7% in dollars in the last six months of 2003, including nearly 10% currency appreciation, according to the MSCI Europe ex UK Index. By the end of 2003, dollar investors had a gain of 42.6% for the year and markets in this region were still trading on average at just 14.6 times 2004 earnings. Third quarter GDP managed a 0.4% increase after a decline in the second quarter. As in Japan, this was entirely sourced from exports despite the strengthening euro, since consumer spending was stagnant and business investment down.

Nonetheless industrial production in France and Germany, over half of the Eurozone's economy, was rising smartly by the end of the year and unemployment edging down. German business confidence rose to the highest in three years. Many commentators believe that regional stocks are cheap in relation to earnings growth projected to be more than 20% in 2004 and that the rally is not over. The UK market gained 22.3% in dollars in the second half of 2003, nearly half of this due to currency, according to the MSCI UK Index. For the whole year, the dollar return was 32.1%. At those levels the UK market was trading at about 18 times 2004 earnings, again similar to the S&P 500. As in other regions, UK business and economic prospects improved during the six months. But there was more to this than exports. Services, manufacturing and construction were all accelerating by year-end. Third quarter GDP growth was revised up to 0.8% over the second quarter, while the unemployment rate fell to 5%, the lowest in decades. In November, the Bank of England became the first of the world's major central banks to raise interest rates.

                 See accompanying index descriptions on page 20.

ING VP GROWTH + VALUE PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC

GOAL: The ING VP Growth + Value Portfolio (the "Portfolio") seeks capital appreciation by investing in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 37.69%, compared to the Russell MidCap Growth Index which returned 42.71%.

PORTFOLIO SPECIFICS: The current management team took over investment responsibility in June of 2003. The investment process focuses on three major elements: 1) earnings growth, 2) reasonable valuation, and 3) relative price strength. Also, as a risk control measure, the Portfolio is well diversified with more than 65 names at all times, maintains a maximum position size of 3% of total portfolio assets and avoids both low quality companies and those stocks with a share price below $5. Investment results during the past six months were positively influenced by both sector allocation and stock selection. The three largest weighted sectors have been technology, consumer discretionary, and industrials and account for more than two-thirds of the entire Portfolio. The industrial, consumer discretionary and technology sector weightings were meaningfully increased during the year, while the health care sector was reduced moderately. New names in the consumer and technology sectors included Johnson Controls, Panera Bread, Adobe Systems, Foundry Networks and Broadcom. These sectors participated in the market's advance during the past several quarters and contributed importantly to the Portfolio's overall gain. Additionally, stock selection in the specialty retailing sub-sector added to the Portfolio's gain, with Tractor Supply, Chico's and Hot Topic leading performance. While the Portfolio's health care exposures were reduced during the most recent period with the Web MD, and Medimmune positions eliminated, this sector contributed to the performance.

MARKET OUTLOOK: Recent statistics suggest that the U.S. economy is recovering from its three-year downturn even more strongly than most forecasters had anticipated. With solid gains in corporate earnings, low ongoing levels of inflation, and improving consumer and investor confidence, the outlook for the stock market has become increasingly positive. In our opinion, however, it would be unrealistic to expect future annual gains to continue at the pace seen during 2003. While our investment discipline does not depend on either our economic or stock market forecast, we continue to be broadly diversified and fully invested, focusing on stocks chosen for their bottom line earnings improvement, relative price strength, and reasonable valuation.

----------
*Effective June 16, 2003 ING Investments, LLC assumed direct management of the Portfolio.

Portfolio Managers' Report
                                                 ING VP GROWTH + VALUE PORTFOLIO

[CHART]

            ING VP GROWTH + VALUE PORTFOLIO     RUSSELL MIDCAP GROWTH INDEX     RUSSELL MIDCAP INDEX    RUSSELL 2000 INDEX
5/6/94                $ 10,000                           $ 10,000                     $ 10,000               $ 10,000
12/31/94              $ 10,347                           $ 10,121                     $ 10,020               $ 10,026
12/31/95              $ 12,911                           $ 13,560                     $ 13,473               $ 12,877
12/31/96              $ 15,879                           $ 15,930                     $ 16,032               $ 15,001
12/31/97              $ 18,206                           $ 19,521                     $ 20,683               $ 18,356
12/31/98              $ 21,725                           $ 23,008                     $ 22,771               $ 17,888
12/31/99              $ 42,358                           $ 34,810                     $ 26,923               $ 21,691
12/31/2000            $ 38,214                           $ 30,721                     $ 29,143               $ 21,036
12/31/2001            $ 26,372                           $ 24,530                     $ 27,505               $ 21,559
12/31/2002            $ 16,527                           $ 17,808                     $ 23,053               $ 17,143
12/31/2003            $ 22,756                           $ 25,414                     $ 32,288               $ 25,243

                                                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                                     PERIODS ENDED DECEMBER 31, 2003
                                                            ---------------------------------------------
                                                                                          SINCE INCEPTION
                                                            1 YEAR          5 YEAR            5/6/94
                                                            ------          ------        ---------------
Class R                                                     37.69%           0.93%             8.88%
Russell MidCap Growth Index                                 42.71%           2.01%            10.13%(1)
Russell MidCap Index                                        40.06%           7.23%            12.89%(1)
Russell 2000 Index                                          47.25%           7.13%            10.05%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Growth + Value Portfolio against the Russell MidCap Growth Index, Russell MidCap Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. From time to time, the stock market may not favor the mix of growth and value securities in which the Portfolio invests.

                 See accompanying index descriptions on page 20.

ING VP GROWTH OPPORTUNITIES PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital through investment in a portfolio consisting primarily of common stocks of U.S. companies that the managers feel have above-average prospects for growth.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 33.07%, compared to the Russell MidCap Growth Index which returned 42.71%.

PORTFOLIO SPECIFICS: The management team focuses on three major elements in its stock selection process: 1) earnings growth, 2) reasonable valuation, and 3) relative price strength. Also, for risk control, the Fund is well diversified with more than 65 names at all times, maintains a maximum position size of 3% of total Fund assets and avoids both low quality companies and stocks with a share price below $5. Investment performance over the past six months was significantly influenced by both sector allocation and stock selection, but the portfolio's underweighted position in the sharply advancing technology sector was probably the most important reason why the Fund did not perform as well as the benchmark. The Fund's three most heavily weighted sectors have been technology, health care and consumer discretionary and have accounted for approximately two-thirds of the Fund's total assets. Stocks in these sectors all participated in the markets' advance over the reporting period and contributed heavily to the Fund's gain. Technology and consumer discretionary weightings were slightly increased in the past six months, with new investments in these stock groups including Adobe Systems, Agilent Technologies, Leapfrog Enterprises, Panera Bread and Michaels Stores. The managers have reduced exposure to the both the health care and energy sectors during the most recent six-month period and while stock selection was helpful in producing recent returns, benchmark issues generally outperformed the Fund's holdings. The positions in Nabors Industries and Devon Energy were reduced, but because the entire energy sector underperformed, the overall sector exposure hindered the Fund's relative performance.

MARKET OUTLOOK: Recent statistics suggest that the U.S. economy is recovering from its three-year downturn even more strongly than most forecasters had anticipated. With solid gains in corporate earnings, low ongoing levels of inflation and improving consumer and investor confidence, the outlook for the stock market has become increasingly positive. In our opinion, however, it would be unrealistic to expect future annual gains to continue at the pace that we have seen thus far in 2003. While our investment discipline does not depend on either our economic or stock market forecast, we continue to be broadly diversified and fully invested, focusing on stocks chosen for their bottom line earnings improvement, relative price strength and reasonable valuation.

Portfolio Managers' Report
                                           ING VP GROWTH OPPORTUNITIES PORTFOLIO

[CHART]

             ING VP GROWTH OPPORTUNITIES PORTFOLIO    RUSSELL MIDCAP GROWTH INDEX    RUSSELL MIDCAP INDEX    RUSSELL 3000 INDEX
5/3/2000                   $ 10,000                           $ 10,000                      $ 10,000               $ 10,000
12/31/2000                 $  8,938                           $  8,069                      $ 10,322               $  9,173
12/31/2001                 $  5,491                           $  6,443                      $  9,741               $  8,122
12/31/2002                 $  3,758                           $  4,678                      $  8,165               $  6,372
12/31/2003                 $  5,000                           $  6,675                      $ 11,436               $  8,351

                                                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                      ------------------------------------
                                                                     SINCE INCEPTION
                                                           1 YEAR        5/3/00
                                                           ------    ---------------
                   Class R                                 33.07%       -17.24%
                   Russell MidCap Growth Index             42.71%       -10.44%(1)
                   Russell MidCap Index                    40.06%         3.73%(1)
                   Russell 3000 Index                      31.06%        -4.79%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Growth Opportunities Portfolio against the Russell MidCap Growth Index, Russell MidCap Index and the Russell 3000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desireable price. From time to time, the stock market may not favor the growth securities in which the Portfolio invests.

                 See accompanying index descriptions on page 20.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 36.67%, compared to the Russell MidCap Growth Index which returned 42.71%.

PORTFOLIO SPECIFICS: Stock selection in the consumer discretionary and telecommunications sectors contributed positively to the Portfolio's performance. Conversely, stock selection in the industrials, materials, and consumer staples sectors was a drag on performance. The strategy to underweight health care contributed positively to relative results as the sector did not perform as well as the benchmark, while our heavily overweighted position in the energy sector hurt performance as the sector performance did not fully reflect the positive fundamentals underlying the industry. The largest individual positive contributors to performance during the year were Network Appliance, Altera and Veritas Software. The largest individual negative contributors to performance were Delta Air Lines, LSI Logic and BMC Software.

During the year, we continued to add to our positions in the technology sector. There were three reasons why we took this action: (1) an earnings turnaround wherein many companies began to report year-over-year earnings improvement; (2) improving relative price strength for many companies in the sector and (3) the market's strong preference for higher beta stocks. On the other hand, we reduced our position in the financials sector from nearly a market weight earlier in the year to an underweighting in the fourth quarter as some of our holdings began to show declines in earnings growth and relative strength. Overall, the largest negative influence on full year results was the materials sector, where we were underweighted in a strongly performing sector and our individual stock selections within the sector did not perform well.

MARKET OUTLOOK: The Federal Reserve has clearly indicated that inflation is under control and that rate increases may not be necessary for quite some time. With the economy, corporate profits, capital spending, and consumer sentiment all improving, this is a very hospitable environment for rising stock prices. We continue to build the portfolio on a stock-by-stock basis using fundamental and relative strength analysis. The key to our selection process rests on identifying companies with improving earnings, positive relative price strength, and reasonable valuations. Looking ahead, there appear to be many opportunities in the mid-cap growth market and we believe that our process may capture the returns of mid-cap growth stocks for the patient investor.

Portfolio Managers' Report
                                           ING VP MIDCAP OPPORTUNITIES PORTFOLIO

[CHART]

              ING VP MIDCAP OPPORTUNITIES PORTFOLIO    RUSSELL MIDCAP GROWTH INDEX     RUSSELL MIDCAP INDEX
5/5/2000                     $ 10,000                            $ 10,000                     $ 10,000
12/31/2000                   $  9,062                            $  8,069                     $ 10,322
12/31/2001                   $  6,079                            $  6,443                     $  9,741
12/31/2002                   $  4,507                            $  4,678                     $  8,165
12/31/2003                   $  6,159                            $  6,675                     $ 11,436

                                                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                      ------------------------------------
                                                                     SINCE INCEPTION
                                                           1 YEAR        5/5/00
                                                           ------    ---------------
                   Class R                                 36.67%       -12.41%
                   Russell MidCap Growth Index             42.71%       -10.44%(1)
                   Russell MidCap Index                    40.06%         3.73%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. Securities of mid-sized companies may be more susceptible to price swings and less liquid than investments in larger companies. From time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

                 See accompanying index descriptions on page 20.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks capital appreciation through investing primarily in common stocks of smaller, lesser-known U.S. companies.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 38.72% compared to the Russell 2000 Growth Index which returned 48.54%.

PORTFOLIO SPECIFICS: Stock selection in the consumer discretionary and industrials sectors contributed positively to the Portfolio's performance. Stock selection in the financials and health care sectors was a drag on performance. An overweight position in the strong performing technology sector helped results, while our slight overweight position in the underperforming consumer discretionary sector hurt performance. The largest individual positive contributors to performance during the year were Omnivision Technologies, Foundry Networks, and Cognizant Technology. The largest individual negative contributors to performance were First Horizon Pharmaceuticals, Asyst Technology, and aaiPharma.

During the year, we continued to add to our positions in the technology sector. There were three reasons why we took this action: (1) an earnings turnaround wherein many companies began to report year-over-year earnings improvement; (2) improving relative price strength for many companies in the sector, and (3) the market's strong preference for higher beta stocks. On the other hand, we reduced our position in the financials sector from nearly a market weight earlier in the year to an underweighting in the fourth quarter as some of our holdings underperformed both the market and the sector. Overall, the largest negative influence on full year results was the health care sector, where we were modestly overweighted in a strongly performing sector, but our individual stock selections did not perform well.

MARKET OUTLOOK: The Federal Reserve has clearly indicated that inflation is under control and that rate increases may not be necessary for quite some time. With the economy, corporate profits, capital spending, and consumer sentiment all improving, this is a very hospitable environment for rising stock prices. We continue to build the portfolio on a stock-by-stock basis using fundamental and relative strength analysis. The key to our selection process rests on identifying companies with improving earnings, positive relative price strength, and reasonable valuations. Looking ahead, there appear to be many opportunities in the small-cap growth market, and we believe that our process may capture the returns of small-cap growth stocks for the patient investor.

Portfolio Managers' Report              ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

[CHART]

         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO    RUSSELL 2000 GROWTH INDEX    RUSSELL 2000 INDEX
5/6/94               $ 10,000                         $ 10,000                        $ 10,000
12/31/94             $ 10,192                         $ 10,155                        $ 10,026
12/31/95             $ 12,372                         $ 13,307                        $ 12,877
12/31/96             $ 14,055                         $ 14,806                        $ 15,001
12/31/97             $ 16,278                         $ 16,723                        $ 18,356
12/31/98             $ 19,094                         $ 16,929                        $ 17,888
12/31/99             $ 46,024                         $ 24,223                        $ 21,691
12/31/2000           $ 46,523                         $ 18,790                        $ 21,036
12/31/2001           $ 32,960                         $ 17,056                        $ 21,559
12/31/2002           $ 18,592                         $ 11,894                        $ 17,143
12/31/2003           $ 25,767                         $ 17,668                        $ 25,243

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR    5 YEAR         5/6/94
                                                     ------    ------     ---------------
                   Class R                           38.72%     6.17%        10.29%
                   Russell 2000 Growth Index         48.54%     0.86%         6.07%(1)
                   Russell 2000 Index                47.25%     7.13%        10.05%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. From time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or large company stocks or may not favor equities at all. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desireable price.

                 See accompanying index descriptions on page 20.

ING VP DISCIPLINED LARGECAP PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Hugh T.M. Whelan Sr., CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP Disciplined LargeCap Portfolio (the "Portfolio") seeks capital appreciation by investing at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 25.16%, compared to the Combined Index, which returned 28.71%.

PORTFOLIO SPECIFICS: Our investment process is based on the historical relationship between individual stock fundamentals and relative performance. We seek to identify companies with strong business momentum, high quality earnings; and attractive valuations that are being recognized by the market for their attractive qualities. Conversely, we seek to minimize exposure to stocks that score poorly in these areas. Historically, allocating one's portfolio to stocks with these attractive fundamental traits has resulted in consistent outperformance over time. However, those stock qualities were largely unrewarded during 2003, and this contributed to the underperformance of the Portfolio for the year. High quality, fundamentally sound stocks, which historically have outperformed, generally underperformed last year, and stocks with weaker fundamentals did well during this period.

Underperformance during the last 12 months was due to individual security selection, especially within the Financials and Information Technology sectors. The largest detractors from performance were our average underweights in Comcast and IBM and our average overweight position in Lockheed Martin. Comcast's stock did well for the year as the company has done well compared to its competitors in terms of growth in business as well as over sharp gains in cash management at its acquired properties. IBM's stock also kept pace with other stocks in the technology sector in a bullish year for these stocks. Lockheed Martin's stock fared poorly over concerns that defense spending will fall and pension costs will rise. The largest positive contributors to performance came from our overweights in Nextel, Ford and Guidant. Nextel had a strong stock performance in the midst of positive earnings growth. Ford's stock staged an impressive rally for the year over investor optimism on the company's recovery from poor earnings and sizeable pension liabilities. Guidant's stock has done well on the expectation of growth in business prospects following its recent partnership with GE to improve patient care.

MARKET OUTLOOK: The current characteristics of the Fund include a slightly above-benchmark forecasted long-term growth, and a one-year forward price-to-earnings ratio lower than that of the benchmark. The Portfolio is modestly overweight in the consumer discretionary and information technology sectors and underweight in the consumer staples and health care sectors. In general, the weight of the sectors in the benchmark index, the S&P 500, and the Portfolio are close to each other. The Portfolio's characteristics are a direct result of our investment process -- we overweight stocks (hold a higher percentage than the stock represents in the S&P 500 Index) with sound fundamental traits and underweight (or do not own) stocks with poor fundamental traits -- and our risk control discipline -- we maintain the weight of all sectors close to that of the benchmark index. We believe that the high level of volatility within the market that has weakened the link between investment fundamentals and excess returns over the last three years is abating and believe the Portfolio is well-positioned to benefit from this shift in market leadership.

Portfolio Managers' Report
                                           ING VP DISCIPLINED LARGECAP PORTFOLIO

[CHART]

            ING VP DISCIPLINED LARGECAP PORTFOLIO   S&P 500 INDEX   LB GOVERNMENT INDEX     COMBINED INDEX
5/6/94                    $ 10,000                     $ 10,000          $ 10,000              $ 10,000
12/31/94                  $ 10,141                     $ 10,400          $ 10,044              $ 10,044
12/31/95                  $ 11,659                     $ 14,300          $ 11,977              $ 11,976
12/31/96                  $ 13,120                     $ 17,624          $ 12,325              $ 12,324
12/31/97                  $ 13,927                     $ 23,506          $ 13,527              $ 13,527
12/31/98                  $ 14,069                     $ 30,265          $ 14,809              $ 14,808
12/31/99                  $ 14,884                     $ 36,663                                $ 16,294
4/30/99                                                $ 14,668
12/31/2000                $ 13,153                     $ 33,294                                $ 14,797
12/31/2001                $ 11,574                     $ 29,341                                $ 13,040
12/31/2002                $ 8,995                      $ 22,856                                $ 10,158
12/31/2003                $ 11,258                     $ 29,419                                $ 13,075

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR    5 YEAR         5/6/94
                                                     ------    ------     ---------------
Class R                                              25.16%     -4.36%        1.23%
S&P 500 Index                                        28.71%     -0.57%       11.81%(1)
Lehman Brothers Government/Corporate Bond Index       4.67%      6.66%        7.68%(1)
Combined Index(2)                                    28.71%      1.95%        3.86%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of the ING VP Disciplined LargeCap Portfolio against both the S&P 500 Index and the Lehman Government/ Corporate Bond Index as discussed above. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the reduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

(2) The combined index reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to June 30, 2003.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. From time to time, the stock market may not favor the large company growth oriented securities in which the Portfolio invests.

                 See accompanying index descriptions on page 20.

ING VP MAGNACAP PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by William F. Coughlin, CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 31.00%, compared to the Russell 1000 Value Index which returned 30.03%.

PORTFOLIO SPECIFICS: The investment team focuses on high quality companies selling at low price to earnings multiples. The Portfolio is well diversified, with exposure to all the major economic sectors and remains sensitive to the sector weighting of its Russell 1000 Value Index benchmark. During 2003, the positive effect of security selection was partially offset by the negative impact of sector allocation. The Portfolio's largest sector exposure was a 27.6% weighting in financial services, well below the 35.5% benchmark weighting. While this underweighting had a negative allocation impact on results (the sector return exceeded the overall benchmark return), the poor performance of several holdings (Fannie Mae and Freddie Mac) had a decidedly more negative overall effect. On the other hand, the most positive influence on results was strong stock selection in the technology and utilities sectors. This was closely followed by the overall contribution from overweighting the industrial sector complemented by strong stock selection. Performance of the rest of the Portfolio was very much in line with the benchmark.

MARKET OUTLOOK: Recent statistics suggest that the U.S. economy is recovering from its three-year downturn even more strongly than most forecasters had anticipated. With solid gains in corporate earnings, low ongoing levels of inflation and improving consumer and investor confidence, the outlook for the stock market has become increasingly positive. In our opinion, however, it would be unrealistic to expect future annual gains to continue at the pace that we saw in 2003. Our portfolio of high quality, low price to earnings stocks should participate in any ongoing market advance, but also serve to reasonably protect asset value in the event of a severe market correction.

Portfolio Managers' Report

                                                       ING VP MAGNACAP PORTFOLIO

[CHART]

            ING VP MAGNACAP PORTFOLIO       RUSSELL 1000 VALUE INDEX        RUSSELL 1000 INDEX      S&P BARRA VALUE INDEX
5/8/2000           $ 10,000                          $ 10,000                    $ 10,000                   $ 10,000
12/31/2000         $ 10,161                          $ 10,776                    $  9,140                   $ 10,655
12/31/2001         $  9,100                          $ 10,173                    $  8,002                   $  9,407
12/31/2002         $  7,029                          $  8,594                    $  6,269                   $  7,445
12/31/2003         $  9,208                          $ 11,175                    $  8,143                   $  9,813

                                                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                      ------------------------------------
                                                                     SINCE INCEPTION
                                                           1 YEAR        5/8/00
                                                           ------    ---------------
                   Class R                                 31.00%       -2.24%
                   Russell 1000 Value Index                30.03%        3.08%(1)
                   Russell 1000 Index                      29.89%       -5.45%(1)
                   S&P Barra Value Index                   31.80%       -0.51%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP MagnaCap Portfolio against the Russell 1000 Value Index, Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible or debt securities may fall when interest rates rise. From time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks, or small company stocks or may not favor equities at all.

                 See accompanying index descriptions on page 20.

ING VP INTERNATIONAL VALUE PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Richard Saler, Senior Portfolio Manager and Philip Schwartz, Senior Portfolio Manager, both with Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 29.92%, compared to the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East ("EAFE") Index, which returned 39.17%.

PORTFOLIO SPECIFICS: The Portfolio was positioned during the first half of the year to benefit from an improving economy. As economic activity firmed in the latter half, share prices responded favorably. Several stocks that enjoyed strong gains were sold, while lagging and attractively priced stocks were added. Weightings increased in defensive sectors, such as utilities, due to favorably attractive relative value. Performance lagged the EAFE Index primarily due to stock selection. Financially challenged companies and smaller stocks outperformed by a wide margin. The Portfolio generally consisted of financially strong companies. While these stocks performed well in absolute terms, they lagged the gains from lower quality names. Underweights in financials and information technology also hurt performance. Cash positions were a drag as well when compared to the fully invested EAFE Index. Performance was positively affected by underweights in defensive sectors for most of the year.

Individually, Australian insurer QBE made the biggest positive contribution, benefiting from strong pricing and cost controls. Other strong performers included generic drug maker Teva Pharmaceutical and Japanese semiconductor equipment maker Tokyo Electron. Hurting performance was Sony, following a surprise earnings shortfall. Other negative performers were Japanese food retailer Ito-Yokado and UK publisher Pearson.

MARKET OUTLOOK: Global economic activity continues to improve. Third-quarter gross domestic product was over 8% in the U.S. China has become the second locomotive of the world economy with growth of 9%. Interest rates remain low although some central banks began tightening policy. The investment environment looks favorable. Perhaps the greatest risk is excessive optimism. Stock prices are also now significantly more expensive. Chinese authorities are trying to induce a soft landing, while the U.S. will have less economic stimulus this year. Therefore, we see potential for a global growth disappointment later in 2004. Terrorism remains a risk, although recent positive news out of Libya and Iraq should remind investors that geopolitical events can also surprise in a positive way. Regionally, European indicators are more positive but the strong euro is a headwind. China and the U.S. are the main sources of demand in Japan's export-led recovery, but consumer spending in Japan remains weak. Japanese growth is fairly dependent on continued strength abroad. The managers continue to see opportunities in emerging markets, especially given some of the important changes witnessed in many emerging economies. The Portfolio remains well diversified. While valuation is relatively attractive in defensive areas, we continue to see opportunities in capital goods as well as emerging markets.

Portfolio Managers' Report
                                            ING VP INTERNATIONAL VALUE PORTFOLIO

[CHART]

            ING VP INTERNATIONAL VALUE PORTFOLIO    MSCI EAFE INDEX
8/8/97                  $ 10,000                        $ 10,000
12/31/97                $ 10,130                        $  9,017
12/31/98                $ 11,844                        $ 10,850
12/31/99                $ 17,787                        $ 13,812
12/31/2000              $ 18,353                        $ 11,884
12/31/2001              $ 16,227                        $  9,364
12/31/2002              $ 13,719                        $  7,898
12/31/2003              $ 17,824                        $ 10,991

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED DECEMBER 30, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR    5 YEAR         8/8/97
                                                     ------    ------     ---------------
Class R                                              29.92%     8.51%        9.45%
MSCI EAFE Index                                      39.17%     0.26%        1.48%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 8/1/97.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price volatility than investing in stocks of larger companies. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desireable price. The value of convertible or debt securities may fall when interest rates rise. High portfolio turnover rates involve greater expenses to their Portfolio.

                 See accompanying index descriptions on page 20.

ING VP HIGH YIELD BOND PORTFOLIO
                                                      Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals lead by Greg Jacobs, CFA and Kurt Kringelis, CFA, CPA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP High Yield Bond Portfolio (the "Portfolio") seeks to provide investors with high income and capital appreciation by investing at least 80% of its total assets in high yield (high risk) bonds.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 15.37%, compared to the Lehman Brothers High Yield Bond Index, which returned 28.97%.

PORTFOLIO SPECIFICS: Lower rated issues significantly outperformed the broader high yield market. For the year, the total return was 19.95% for BB's, 26.59% for B's, 60.23% for CCC's, and 86.29% for highly distressed securities. Returns were skewed in favor of low dollar price securities, reflecting the disproportionate benefit to issuers with higher credit risk. By sector, the highest beta or most volatile sectors generally performed the best. The top performing sectors included cable (56.08% total return), utilities (+53.74%), telecommunications (+47.57%), technology (+43.21%), and airlines (+35.88%).

As would be expected with our conservative style bias, our underperformance relative to the benchmark was primarily attributable to our underweight positions in lower rated securities and distressed sectors, such as utilities and airlines. Over the course of the year, we did add exposure to this part of the universe, as market fundamentals and liquidity improved. However, we continue to focus on investing in companies with improving operations and strong underlying asset value.

MARKET OUTLOOK: We believe that the economy is on the mend, and the process -- so far -- has produced only upside surprises. The consumer has not been shy about spending 80% of the proceeds of the recent tax cuts, which now means that consumption has expanded for the last 46 quarters. Yet, market pundits wonder what will carry the spendthrift shopper in months to come. Given that consumption represents 70% of the economy, concerns remain that the outsized strength of the second half of 2003 may sap some vigor from the first quarter of 2004. However, late in 2004 the expiring accelerated depreciation allowance should provide a boost in business capital expenditures.

Given the growing probability of an increase in Treasury yields throughout the year, we believe the high yield market, on an absolute return basis, will do well to return coupon or above. At this point, our best estimate is for a mid-single digit total return for the year. However, these returns should continue to look extremely attractive relative to higher quality fixed income alternatives. Despite an expected early wave of new issuance activity, demand should be supported by an appetite for yield by many investors. The prospects for favorable high yield total returns relative to other fixed income asset classes should support mutual fund inflows and the prospect of high yields relative to other fixed income securities has led to speculation of increased insurance company allocations to the high yield sector.

Portfolio Managers' Report
                                                ING VP HIGH YIELD BOND PORTFOLIO

[CHART]

             ING VP HIGH YIELD BOND PORTFOLIO        LB HIGH YIELD INDEX
5/6/94                  $ 10,000                           $ 10,000
12/31/94                $  9,905                           $ 10,165
12/31/95                $ 11,742                           $ 12,114
12/31/96                $ 13,592                           $ 13,488
12/31/97                $ 14,815                           $ 15,211
12/31/98                $ 14,797                           $ 15,494
12/31/99                $ 14,355                           $ 15,865
12/31/2000              $ 12,752                           $ 14,935
12/31/2001              $ 12,618                           $ 15,724
12/31/2002              $ 12,676                           $ 15,503
12/31/2003              $ 14,851                           $ 19,994

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR    5 YEAR          5/6/94
                                                     ------    ------     ---------------
Class R                                              15.37%     -0.23%       4.01%
Lehman Brothers High Yield Bond Index                28.97%      5.23%       7.43%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP High Yield Bond Portfolio against the Lehman Brothers High Yield Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial, market and interest rate risks. High Yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market price for those instruments. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 20.

                               INDEX DESCRIPTIONS

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least 1 year to maturity.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE (EMF) INDEX is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

The RUSSELL MIDCAP GROWTH INDEX consists of securities with capitalizations between $450 million and $3.8 billion with greater than average growth orientation.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index.

The RUSSELL 1000 INDEX consists of the largest 1,000 companies of the Russell 3000 Index.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The STANDARD AND POOR'S (S&P) 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The STANDARD AND POOR'S (S&P) BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
of ING Variable Products Trust

We have audited the accompanying statements of assets and liabilities of ING VP Growth + Value Portfolio, ING Growth Opportunities Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Disciplined LargeCap Portfolio (formerly ING VP Research Enhanced Index Portfolio), ING VP MagnaCap Portfolio, ING VP International Value Portfolio, and ING VP High Yield Bond Portfolio, each a series of ING Variable Products Trust, including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios as of December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                /s/ KPMG LLP

Boston, Massachusetts
February 16, 2004

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2003

                                                                                    ING VP           ING VP           ING VP
                                                                   ING VP           GROWTH           MIDCAP          SMALLCAP
                                                               GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    -------------    -------------    -------------
ASSETS:
Investments in securities at value+*                           $   63,061,150    $  33,011,702    $  20,111,573    $ 182,097,319
Short-term investments at amortized cost                            1,206,000        1,266,000          505,000        4,230,000
Cash                                                                       12              691              835               --
Cash collateral for securities loaned                                      --               --               --       23,410,480
Receivables:
     Investment securities sold                                            --          170,157               --               --
     Dividends and interest                                            18,111           12,129            6,439            8,853
Prepaid expenses                                                        3,227              379               77              597
Reimbursement due from manager                                         14,097            3,412            2,681           26,542
                                                               --------------    -------------    -------------    -------------
         Total assets                                              64,302,597       34,464,470       20,626,605      209,773,791
                                                               --------------    -------------    -------------    -------------
LIABILITIES:
Payable upon return of securities loaned                                   --               --               --       23,410,480
Payable to affiliates                                                  46,005           28,124           15,321          149,077
Payable for trustee fees                                                2,951              390              153            1,263
Other accrued expenses and liabilities                                102,102           33,702           25,582          142,273
                                                               --------------    -------------    -------------    -------------
         Total liabilities                                            151,058           62,216           41,056       23,703,093
                                                               --------------    -------------    -------------    -------------
NET ASSETS                                                     $   64,151,539    $  34,402,254    $  20,585,549    $ 186,070,698
                                                               ==============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                $  134,387,925    $  37,221,461    $  19,221,724    $ 230,678,942
Accumulated net realized loss on investments                      (82,044,342)      (8,243,641)      (2,152,065)     (86,256,595)
Net unrealized appreciation of investments                         11,807,956        5,424,434        3,515,890       41,648,351
                                                               --------------    -------------    -------------    -------------
NET ASSETS                                                     $   64,151,539    $  34,402,254    $  20,585,549    $ 186,070,698
                                                               ==============    =============    =============    =============

----------

+  Including securities on loan at value                       $           --    $          --    $          --    $  23,410,480
*  Cost of investments in securities                           $   51,253,194    $  27,587,268    $  16,595,683    $ 140,448,968

CLASS R:
Net assets                                                     $   64,151,539    $   7,509,411    $  13,496,162    $  91,031,327
Shares authorized                                                   unlimited        unlimited        unlimited        unlimited
Par value                                                      $         0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                                  4,720,656        1,504,674        2,193,323        6,165,775
Net asset value and redemption price per share                 $        13.59    $        4.99    $        6.15    $       14.76

CLASS S:
Net assets                                                                n/a    $  26,892,843    $   7,089,387    $  95,039,371
Shares authorized                                                         n/a        unlimited        unlimited        unlimited
Par value                                                                 n/a    $        0.01    $        0.01    $        0.01
Shares outstanding                                                        n/a        5,396,773        1,160,679        6,473,739
Net asset value and redemption price per share                            n/a    $        4.98    $        6.11    $       14.68

                 See Accompanying Notes to Financial Statements

                                                                   ING VP                            ING VP           ING VP
                                                                 DISCIPLINED         ING VP       INTERNATIONAL     HIGH YIELD
                                                                  LARGECAP          MAGNACAP          VALUE            BOND
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    -------------    -------------    -------------
ASSETS:
Investments in securities at value*                            $    9,467,239    $  35,472,256    $ 159,188,112    $  20,908,714
Short-term investments at amortized cost                              204,000          966,000        4,160,000        2,310,000
Cash                                                                       --              557              886            2,685
Cash collateral for futures                                            14,250               --               --               --
Foreign currencies at value**                                              --               --           23,247               --
Receivables:
     Investment securities sold                                        72,286               --               --               --
     Dividends and interest                                             9,554           62,500          456,346          370,982
Prepaid expenses                                                        2,019              639              604              620
Reimbursement due from manager                                             --            3,919           39,440            6,242
                                                               --------------    -------------    -------------    -------------
         Total assets                                               9,769,348       36,505,871      163,868,635       23,599,243
                                                               --------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased                           238,924               --          467,799               --
Income distribution payable                                                --               --               --          277,051
Payable to affiliates                                                  10,300           29,222          148,304           15,774
Payable for trustee fees                                                2,350            1,281           11,368            3,335
Other accrued expenses and liabilities                                 53,263           60,815          104,853           43,094
                                                               --------------    -------------    -------------    -------------
         Total liabilities                                            304,837           91,318          732,324          339,254
                                                               --------------    -------------    -------------    -------------
NET ASSETS                                                     $    9,464,511    $  36,414,553    $ 163,136,311    $  23,259,989
                                                               ==============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                $   16,330,483    $  33,524,925    $ 144,267,211    $  29,803,728
Accumulated net investment income                                         120           73,751           20,135           13,883
Accumulated net realized loss on investments and
  foreign currencies                                               (7,967,609)      (2,258,006)      (4,233,101)      (7,330,110)
Net unrealized appreciation of investments and
  foreign currencies                                                1,101,517        5,073,883       23,082,066          772,488
                                                               --------------    -------------    -------------    -------------
NET ASSETS                                                     $    9,464,511    $  36,414,553    $ 163,136,311    $  23,259,989
                                                               ==============    =============    =============    =============

----------

* Cost of investments in securities                            $    8,365,722    $  30,398,373    $ 136,105,986    $  20,136,226
** Cost of foreign currencies                                  $           --    $          --    $      23,307    $          --

CLASS R:
Net assets                                                     $    9,464,511    $   7,328,563    $ 162,602,344    $  23,259,989
Shares authorized                                                   unlimited        unlimited        unlimited        unlimited
Par value                                                      $         0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                                  2,594,120          828,991       14,763,410        7,516,229
Net asset value and redemption price per share                 $         3.65    $        8.84    $       11.01    $        3.09

CLASS S:
Net assets                                                                n/a    $  29,085,990    $     533,967              n/a
Shares authorized                                                         n/a        unlimited        unlimited              n/a
Par value                                                                 n/a    $        0.01    $        0.01              n/a
Shares outstanding                                                        n/a        3,273,649           47,854              n/a
Net asset value and redemption price per share                            n/a    $        8.88    $       11.16              n/a

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the Year Ended December 31, 2003

                                                                                    ING VP           ING VP           ING VP
                                                                   ING VP           GROWTH           MIDCAP          SMALLCAP
                                                               GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld)*                     $      157,206    $     102,396    $      41,079    $     266,747
Interest                                                               37,438           10,348            7,898           71,771
Securities loaned income                                                   --               --               --            5,620
                                                               --------------    -------------    -------------    -------------
     Total investment income                                          194,644          112,744           48,977          344,138
                                                               --------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fees                                              429,674          165,809           99,269          960,497
Shareholder service fees:
     Class S                                                               --           41,072            9,577          140,008
Transfer agent fees:
     Class R                                                           30,724            4,266            9,210           19,691
     Class S                                                               --           12,159            4,259           15,201
Administrative service fees                                            57,290           22,108           13,236          128,066
Custody and accounting expense                                         15,949           18,795           21,695           51,928
Shareholder reporting expense                                          31,493            7,391            1,843           60,515
Registration fees                                                          28               21               51              731
Professional fees                                                      71,219           26,212            9,314          122,868
Trustee fees                                                              498              646              365            6,231
Insurance expense                                                       1,337              104               --            1,943
Miscellaneous expense                                                   4,394              869              414            3,523
                                                               --------------    -------------    -------------    -------------
     Total expenses                                                   642,606          299,452          169,233        1,511,202
                                                               --------------    -------------    -------------    -------------
Less:
     Net waived and reimbursed fees                                   183,128           67,991           42,459          247,965
                                                               --------------    -------------    -------------    -------------
     Net expenses                                                     459,478          231,461          126,774        1,263,237
                                                               --------------    -------------    -------------    -------------
Net investment loss                                                  (264,834)        (118,717)         (77,797)        (919,099)
                                                               --------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND OPTIONS:
Net realized gain on:
   Investments                                                      7,539,217        1,227,592          730,284        6,049,488
   Options                                                                 --            3,656            2,017           49,284
                                                               --------------    -------------    -------------    -------------
   Net realized gain on investments and options                     7,539,217        1,231,248          732,301        6,098,772
Net change in unrealized appreciation or depreciation
   of investments                                                  11,107,975        5,358,626        3,494,144       37,095,023
                                                               --------------    -------------    -------------    -------------
Net realized and unrealized gain on
   investments and options                                         18,647,192        6,589,874        4,226,445       43,193,795
                                                               --------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $   18,382,358    $   6,471,157    $   4,148,648    $  42,274,696
                                                               ==============    =============    =============    =============

----------

 * Foreign taxes withheld                                      $        1,018    $          --    $          --    $          --

                 See Accompanying Notes to Financial Statements

                                                                   ING VP                            ING VP           ING VP
                                                                 DISCIPLINED         ING VP       INTERNATIONAL     HIGH YIELD
                                                                  LARGECAP          MAGNACAP          VALUE            BOND
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               --------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld)*                     $      131,115    $     546,997    $   2,374,480    $      19,927
Interest                                                                2,712           12,877           78,015        1,209,830
Securities loaned income                                                   --               --           33,204               --
                                                               --------------    -------------    -------------    -------------
     Total investment income                                          133,827          559,874        2,485,699        1,229,757
                                                               --------------    -------------    -------------    -------------
EXPENSES:
Investment advisory fees                                               57,923          180,762          990,427          119,757
Shareholder service fees:
     Class S                                                               --           45,614              582               --
Transfer agent fees:
     Class R                                                            7,611            4,406           25,942            7,739
     Class S                                                               --           13,406               53               --
Administrative service fees                                             7,723           24,101           99,042           15,968
Custody and accounting expense                                         27,329           10,923          119,088           27,355
Shareholder reporting expense                                           5,180            7,785           33,830            5,566
Registration fees                                                           5                6            1,634               --
Professional fees                                                       4,988           32,141          109,355           19,190
Trustee fees                                                              697              565           14,431            1,815
Insurance expense                                                          --              102           24,042               19
Merger expense                                                             --           13,886               --               --
Miscellaneous expense                                                   1,013            2,150           11,973            1,191
                                                               --------------    -------------    -------------    -------------
     Total expenses                                                   112,469          335,847        1,430,399          198,600
                                                               --------------    -------------    -------------    -------------
Less:
     Net waived and reimbursed fees                                    42,866           67,097          439,409           69,878
                                                               --------------    -------------    -------------    -------------
     Net expenses                                                      69,603          268,750          990,990          128,722
                                                               --------------    -------------    -------------    -------------
Net investment income                                                  64,224          291,124        1,494,709        1,101,035
                                                               --------------    -------------    -------------    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
     Investments                                                       41,569       (1,172,484)       3,719,715           42,195
     Futures                                                           37,667               --               --               --
     Foreign currencies                                                    --               --         (146,292)           8,519
                                                               --------------    -------------    -------------    -------------
Net realized loss on investments, futures
   and foreign currencies                                              79,236       (1,172,484)       3,573,423           50,714
Net change in unrealized appreciation or depreciation
   of investments and foreign currencies                            1,634,806        8,148,404       26,153,159        1,437,681
                                                               --------------    -------------    -------------    -------------
Net realized and unrealized gain on investments,
   futures and foreign currencies                                   1,714,042        6,975,920       29,726,582        1,488,395
                                                               --------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $    1,778,266    $   7,267,044    $  31,221,291    $   2,589,430
                                                               ==============    =============    =============    =============

----------

 * Foreign taxes withheld                                      $           --    $         826    $     247,993    $          --

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ING VP                            ING VP
                                                                       GROWTH + VALUE                  GROWTH OPPORTUNITIES
                                                                          PORTFOLIO                         PORTFOLIO
                                                               -------------------------------    ------------------------------
                                                                   YEAR              YEAR             YEAR            YEAR
                                                                   ENDED             ENDED            ENDED           ENDED
                                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                    2003              2002             2003            2002
                                                               --------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $     (264,834)   $    (131,493)   $    (118,717)   $     (86,543)
Net realized gain (loss) on investments and options                 7,539,217      (23,424,828)       1,231,248       (4,318,716)
Net change in unrealized appreciation or depreciation
   of investments                                                  11,107,975      (11,472,047)       5,358,626         (983,883)
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   operations                                                      18,382,358      (35,028,368)       6,471,157       (5,389,142)
                                                               --------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   10,159,759       16,499,812       17,720,925       14,682,749
Cost of shares redeemed                                           (18,685,638)     (26,629,292)      (4,655,399)      (6,801,716)
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                      (8,525,879)     (10,129,480)      13,065,526        7,881,033
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets                               9,856,479      (45,157,848)      19,536,683        2,491,891
NET ASSETS:
Beginning of year                                                  54,295,060       99,452,908       14,865,571       12,373,680
                                                               --------------    -------------    -------------    -------------
End of year                                                    $   64,151,539    $  54,295,060    $  34,402,254    $  14,865,571
                                                               ==============    =============    =============    =============
Accumulated net investment loss at end of year                 $          --     $          --    $          --    $          --
                                                               ==============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ING VP                            ING VP
                                                                     MIDCAP OPPORTUNITIES              SMALLCAP OPPORTUNITIES
                                                                          PORTFOLIO                         PORTFOLIO
                                                               -------------------------------    ------------------------------
                                                                   YEAR              YEAR             YEAR            YEAR
                                                                   ENDED             ENDED            ENDED           ENDED
                                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                    2003              2002             2003            2002
                                                               --------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $      (77,797)   $     (29,157)   $    (919,099)   $    (865,262)
Net realized gain (loss) on investments and options                   732,301       (1,362,217)       6,098,772      (53,973,850)
Net change in unrealized appreciation or depreciation
   of investments                                                   3,494,144         (443,368)      37,095,023       (8,612,173)
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   operations                                                       4,148,648       (1,834,742)      42,274,696      (63,451,285)
                                                               --------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   18,018,143        9,201,732       98,943,784       72,144,579
Cost of shares redeemed                                            (8,858,736)      (4,570,452)     (51,828,693)     (31,028,615)
                                                               --------------    -------------    -------------    -------------
Net increase in net assets resulting from
   capital share transactions                                       9,159,407        4,631,280       47,115,091       41,115,964
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets                              13,308,055        2,796,538       89,389,787      (22,335,321)
NET ASSETS:
Beginning of year                                                   7,277,494        4,480,956       96,680,911      119,016,232
                                                               --------------    -------------    -------------    -------------
End of year                                                    $   20,585,549    $   7,277,494    $ 186,070,698    $  96,680,911
                                                               ==============    =============    =============    =============
Undistributed net investment income at end of year             $           --    $          --    $          --    $          --
                                                               ==============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ING VP                            ING VP
                                                                      DISCIPLINED LARGECAP                   MAGNACAP
                                                                          PORTFOLIO                         PORTFOLIO
                                                               -------------------------------    ------------------------------
                                                                   YEAR              YEAR             YEAR             YEAR
                                                                   ENDED             ENDED            ENDED            ENDED
                                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                    2003              2002             2003            2002
                                                               --------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                                          $       64,224    $      76,977    $     291,124    $     145,118
Net realized gain (loss) on investments and futures                    79,236       (2,707,264)      (1,172,484)        (726,298)
Net change in unrealized appreciation or depreciation
   of investments                                                   1,634,806         (278,679)       8,148,404       (3,062,141)
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   operations                                                       1,778,266       (2,908,966)       7,267,044       (3,643,321)
                                                               --------------    -------------    -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class R                                                          (64,104)        (124,792)         (64,502)         (43,315)
     Class S                                                               --               --         (152,871)        (103,242)
                                                               --------------    -------------    -------------    -------------
Total distributions                                                   (64,104)        (124,792)        (217,373)        (146,557)
                                                               --------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    1,709,462        2,290,223       17,013,807       18,749,038
Net proceeds from shares issued in merger                                  --               --        2,799,176               --
Dividends reinvested                                                   64,104          124,792          217,373          146,557
Cost of shares redeemed                                            (1,345,819)      (9,591,806)      (8,377,017)      (5,548,976)
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                         427,747       (7,176,791)      11,653,339       13,346,619
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets                               2,141,909      (10,210,549)      18,703,010        9,556,741
NET ASSETS:
Beginning of year                                                   7,322,602       17,533,151       17,711,543        8,154,802
                                                               --------------    -------------    -------------    -------------
End of year                                                    $    9,464,511    $   7,322,602    $  36,414,553    $  17,711,543
                                                               ==============    =============    =============    =============
Undistributed net investment income at end of year             $          120    $          --    $      73,751    $          --
                                                               ==============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ING VP                            ING VP
                                                                      INTERNATIONAL VALUE                 HIGH YIELD BOND
                                                                          PORTFOLIO                         PORTFOLIO
                                                               -------------------------------    ------------------------------
                                                                   YEAR              YEAR             YEAR            YEAR
                                                                   ENDED             ENDED            ENDED           ENDED
                                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                    2003              2002             2003            2002
                                                               --------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                                          $    1,494,709    $     393,074    $   1,101,035    $     968,293
Net realized gain (loss) on investments
   and foreign currencies                                           3,573,423       (7,731,041)          50,714       (1,137,802)
Net change in unrealized appreciation or depreciation
   of investments and foreign currencies                           26,153,098         (930,382)       1,437,681           62,289
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
   operations                                                      31,221,230       (8,268,349)       2,589,430         (107,220)
                                                               --------------    -------------    -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class R                                                       (1,324,044)        (465,254)      (1,101,051)        (968,220)
     Class S                                                           (1,672)            (260)              --               --
                                                               --------------    -------------    -------------    -------------
Total distributions                                                (1,325,716)        (465,514)      (1,101,051)        (968,220)
                                                               --------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  374,729,115      187,989,450       20,335,476        5,355,390
Dividends reinvested                                                1,325,716          465,585        1,101,051        1,180,409
Cost of shares redeemed                                          (306,897,912)    (148,859,996)      (9,426,068)      (6,160,592)
                                                               --------------    -------------    -------------    -------------
Net increase in net assets resulting from
   capital share transactions                                      69,156,919       39,595,039       12,010,459          375,207
                                                               --------------    -------------    -------------    -------------
Net increase (decrease) in net assets                              99,052,433       30,861,176       13,498,838         (700,233)
NET ASSETS:
Beginning of year                                                  64,083,878       33,222,702        9,761,151       10,461,384
                                                               --------------    -------------    -------------    -------------
End of year                                                    $  163,136,311    $  64,083,878    $  23,259,989    $   9,761,151
                                                               ==============    =============    =============    =============
Undistributed net investment income at end of year             $       20,135    $          --    $      13,883    $       5,380
                                                               ==============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

ING VP GROWTH + VALUE PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                2003            2002         2001          2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     9.87        15.75        22.90        30.04        18.76
 Income from investment operations:
 Net investment income (loss)                                  $    (0.06)       (0.02)       (0.04)       (0.11)       (0.08)
 Net realized and unrealized gain (loss)
 on investments                                                $     3.78        (5.86)       (7.06)       (2.29)       17.74
 Total from investment operations                              $     3.72        (5.88)       (7.10)       (2.40)       17.66
 Less distributions from:
 Net investment income                                         $       --           --           --           --           --
 Net realized gains on investments                             $       --           --         0.05         4.74         6.38
 Total distributions                                           $       --           --         0.05         4.74         6.38
 Net asset value, end of the year                              $    13.59         9.87        15.75        22.90        30.04
 TOTAL RETURN(1)                                               %    37.69       (37.33)      (30.99)       (9.78)       94.98

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   64,152       54,295       99,453      132,450       89,911
 Ratio of expenses to average net assets
 after reimbursement(2)                                        %     0.80         0.80         0.80         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement                                %     1.12         1.18         1.17         0.93         0.97
 Ratio of net investment loss to average
 net assets after reimbursement(2)                             %    (0.46)       (0.17)       (0.27)       (0.46)       (0.44)
 Portfolio turnover rate                                       %      257          323          192          151          179

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP GROWTH OPPORTUNITIES PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS R
                                                               ----------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                                               ------------------------------------    DECEMBER 31,
                                                                  2003         2002         2001         2000(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     3.75         5.48         8.92           10.00
 Income from investment operations:
 Net investment income (loss)                                  $    (0.01)       (0.02)       (0.02)           0.02
 Net realized and unrealized gain (loss) on investments        $     1.25        (1.71)       (3.42)          (1.08)
 Total from investment operations                              $     1.24        (1.73)       (3.44)          (1.06)
 Less distributions from:
 Net investment income                                         $       --           --           --            0.02
 Total distributions                                           $       --           --           --            0.02
 Net asset value, end of the year                              $     4.99         3.75         5.48            8.92
 TOTAL RETURN(2)                                               %    33.07       (31.57)      (38.57)         (10.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $    7,509        4,808        6,987           6,137
 Ratio of expenses to average net assets
 after reimbursement(3)(4)                                     %     0.90         0.90         0.90            0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                             %     1.24         1.34         1.82            2.19
 Ratio of net investment income (loss) to average
 net assets after reimbursement(3)(4)                          %    (0.40)       (0.50)       (0.32)           0.52
 Portfolio turnover rate                                       %      164          407          471             157

(1) The Portfolio commenced operations on May 3, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS R
                                                               ----------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                                               ------------------------------------    DECEMBER 31,
                                                                  2003            2002        2001        2000(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     4.50         6.07         9.05        10.00
 Income from investment operations:
 Net investment income (loss)                                  $    (0.02)       (0.02)       (0.01)        0.01
 Net realized and unrealized gain (loss) on investments        $     1.67        (1.55)       (2.97)       (0.95)
 Total from investment operations                              $     1.65        (1.57)       (2.98)       (0.94)
 Less distributions from:
 Net investment income                                         $       --           --           --         0.01
 Total distributions                                           $       --           --           --         0.01
 Net asset value, end of the year                              $     6.15         4.50         6.07         9.05
 TOTAL RETURN(2)                                               %    36.67       (25.86)      (32.92)       (9.38)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   13,496        4,683        3,616        1,995
 Ratio of expenses to average net assets
 after reimbursement(3)(4)                                     %     0.90         0.88         0.90         0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                             %     1.21         1.53         2.66         5.76
 Ratio of net investment income (loss) to average
 net assets after reimbursement(3)(4)                          %    (0.53)       (0.42)       (0.32)        0.40
 Portfolio turnover rate                                       %      162          387          429          103

(1) The Portfolio commenced operations on May 5, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                               --------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2003         2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $    10.64        18.88        26.73        29.24        14.12
 Income from investment operations:
 Net investment loss                                           $    (0.07)       (0.10)       (0.11)       (0.01)       (0.09)
 Net realized and unrealized gain (loss)
 on investments                                                $     4.19        (8.14)       (7.69)        0.49        19.83
 Total from investment operations                              $     4.12        (8.24)       (7.80)        0.48        19.74
 Less distributions from:
 Net realized gains on investments                             $       --           --         0.05         2.99         4.62
 Total distributions                                           $       --           --         0.05         2.99         4.62
 Net asset value, end of the year                              $    14.76        10.64        18.88        26.73        29.24
 TOTAL RETURN(1)                                               %    38.72       (43.64)      (29.15)        1.09       141.03

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   91,031       64,767      103,273      131,514       71,532
 Ratio of expenses to average net assets
 after reimbursement(2)(3)                                     %     0.90         0.90         0.90         0.90         0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(2)                             %     1.07         1.23         1.15         0.98         1.09
 Ratio of net investment loss to average
 net assets after reimbursement(2)(3)                          %    (0.63)       (0.75)       (0.59)       (0.06)       (0.64)
 Portfolio turnover rate                                       %      168          414          304          148          236

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3) Effective November 9, 1998 the expense limit increased from 0.80% to 0.90%.

                 See Accompanying Notes to Financial Statements

ING VP DISCIPLINED LARGECAP PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                               --------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2003           2002         2001        2000          1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     2.94         3.84         4.39         4.99         4.83
 Income from investment operations:
 Net investment income                                         $     0.03         0.03         0.02         0.02         0.11
 Net realized and unrealized gain (loss)
 on investments                                                $     0.71        (0.88)       (0.55)       (0.60)        0.16
 Total from investment operations                              $     0.74        (0.85)       (0.53)       (0.58)        0.27
 Less distributions from:
 Net investment income                                         $     0.03         0.05         0.02         0.02         0.11
 Total distributions                                           $     0.03         0.05         0.02         0.02         0.11
 Net asset value, end of the year                              $     3.65         2.94         3.84         4.39         4.99
 TOTAL RETURN(1)                                               %    25.16       (22.29)      (12.00)      (11.63)        5.79

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $    9,465        7,323       17,533       24,322       29,739
 Ratio of expenses to average net assets
 after reimbursement(2)(3)                                     %     0.90         0.90         0.90         0.90         0.89
 Ratio of expenses to average net assets
 prior to expense reimbursement(2)                             %     1.46         1.66         1.62         1.18         1.26
 Ratio of net investment income to average
 net assets after reimbursement(2)(3)                          %     0.83         0.67         0.49         0.42         1.89
 Portfolio turnover rate                                       %      192          167           98           49          123

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3) Effective April 30, 1999 the expense limit increased from 0.80% to 0.90%.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS R
                                                               ----------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                                               ------------------------------------    DECEMBER 31,
                                                                  2003           2002         2001       2000(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     6.82         8.93        10.11        10.00
 Income from investment operations:
 Net investment income                                         $     0.10         0.08         0.11         0.05
 Net realized and unrealized gain (loss)
 on investments                                                $     2.00        (2.11)       (1.17)        0.11
 Total from investment operations                              $     2.10        (2.03)       (1.06)        0.16
 Less distributions from:
 Net investment income                                         $     0.08         0.08         0.12         0.05
 Total distributions                                           $     0.08         0.08         0.12         0.05
 Net asset value, end of the year                              $     8.84         6.82         8.93        10.11
 TOTAL RETURN(2)                                               %    31.00       (22.76)      (10.44)        1.61

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $    7,329        4,868        2,301        1,118
 Ratio of expenses to average net assets
 after reimbursement(3)(4)                                     %     0.95         0.90         0.90         0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                             %     1.19         1.20         2.22         7.90
 Ratio of net investment income to average
 net assets after reimbursement(3)(4)                          %     1.35         1.22         1.27         1.45
 Portfolio turnover rate                                       %       92           47           72           28

(1) The Portfolio commenced operations on May 8, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                               --------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2003           2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the year                        $     8.60        10.27        12.19        14.77        11.08
 Income from investment operations:
 Net investment income                                         $     0.14         0.08         0.17         0.24         0.22
 Net realized and unrealized gain (loss)
 on investments                                                $     2.40        (1.66)       (1.58)        0.12         5.23
 Total from investment operations                              $     2.54        (1.58)       (1.41)        0.36         5.45
 Less distributions from:
 Net investment income                                         $     0.13         0.09         0.18         0.27         0.24
 Net realized gain on investments                              $       --           --         0.33         2.67         1.52
 Total distributions                                           $     0.13         0.09         0.51         2.94         1.76
 Net asset value, end of the year                              $    11.01         8.60        10.27        12.19        14.77
 TOTAL RETURN(1)                                               %    29.92       (15.46)      (11.58)        3.18        50.18

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $  162,602       64,042       33,223       26,815       24,051
 Ratio of expenses to average net assets
 after reimbursement(2)                                        %     1.00         1.00         1.00         1.00         1.00
 Ratio of expenses to average net assets
 prior to expense reimbursement                                %     1.45         1.58         1.53         1.44         1.52
 Ratio of net investment income to average
 net assets after reimbursement(2)                             %     1.51         0.79         1.57         1.83         1.69
 Portfolio turnover rate                                       %       89          164           24           69           84

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO
                                                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                               --------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2003           2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $     2.83         3.16         3.45         4.30         4.87
 Income from investment operations:
 Net investment income                                         $     0.16         0.35         0.26         0.40         0.44
 Net realized and unrealized gain (loss)
 on investments                                                $     0.27        (0.33)       (0.29)       (0.85)       (0.57)
 Total from investment operations                              $     0.43         0.02        (0.03)       (0.45)       (0.13)
 Less distributions from:
 Net investment income                                         $     0.17         0.35         0.26         0.40         0.44
 Net realized gains on investments                             $       --           --           --           --           --
 Total distributions                                           $     0.17         0.35         0.26         0.40         0.44
 Net asset value, end of year                                  $     3.09         2.83         3.16         3.45         4.30
 TOTAL RETURN(1)                                               %    15.37         0.46        (1.05)      (11.17)       (2.98)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the year (000s)                            $   23,260        9,761       10,461       10,642       16,442
 Ratio of expenses to average net assets
 after reimbursement(2)                                        %     0.81         0.80         0.80         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement                                %     1.24         1.46         1.28         1.13         1.11
 Ratio of net investment income to average
 net assets after reimbursement(2)                             %     6.90         9.57         9.76         9.53         9.19
 Portfolio turnover rate                                       %      243           77          109          140           85

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2003

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class R shares, along with their respective investment objectives, are set forth below.

ING VP GROWTH + VALUE PORTFOLIO ("GROWTH + VALUE PORTFOLIO") is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP GROWTH OPPORTUNITIES PORTFOLIO ("GROWTH OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO ("MIDCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO ("SMALLCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP DISCIPLINED LARGECAP PORTFOLIO ("DISCIPLINED LARGECAP PORTFOLIO", FORMERLY ING VP RESEARCH ENHANCED INDEX PORTFOLIO) is a diversified portfolio whose investment objective is capital appreciation by investing primarily in large companies that make up the S&P 500 Index.

ING VP MAGNACAP PORTFOLIO ("MAGNACAP PORTFOLIO") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP INTERNATIONAL VALUE PORTFOLIO ("INTERNATIONAL VALUE PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

ING VP HIGH YIELD BOND PORTFOLIO ("HIGH YIELD BOND PORTFOLIO") is a diversified portfolio whose investment objective is to seek high income consistent with the preservation of capital by investing primarily in a diversified group of high yield-high risk fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

Each Portfolio offers Class R shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class S shares. The two classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

    Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

       (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

       (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Disciplined LargeCap Portfolio, MagnaCap Portfolio and the International Value Portfolio; and declared daily and paid quarterly by the High Yield Bond Portfolio. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral cash or securities whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Portfolio had the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, the cost of purchases and the proceeds from the sales of securities, were as follows:

                                     PURCHASES        SALES
                                   -------------  -------------
Growth + Value Portfolio           $ 140,174,428  $ 142,466,095
Growth Opportunities Portfolio        46,811,475     34,607,168
MidCap Opportunities Portfolio        29,647,622     20,551,009
SmallCap Opportunities Portfolio     251,339,366    203,648,614
Disciplined LargeCap Portfolio        14,832,515     14,422,486
MagnaCap Portfolio                    33,039,056     21,389,282
International Value Portfolio        152,189,500     80,977,182
High Yield Bond Portfolio             45,671,062     32,806,141

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Adviser receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the Growth Opportunities Portfolio, MidCap Opportunities Portfolio and

MagnaCap Portfolio. For the Growth + Value, SmallCap Opportunities, Disciplined LargeCap and High Yield Bond Portfolios, the Manager receives an investment advisory fee of 0.75% on the first $250 million; 0.70% on next $250 million; 0.65% on next $250 million; 0.60% on next $250 million; and 0.55% in excess of $1 billion of average daily net assets. The Adviser receives an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets from the International Value Portfolio.

Effective June 16, 2003 ING Investments, LLC assumed direct management of the Growth + Value Portfolio. Previously the Adviser engaged Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, to serve as subadviser to the Growth + Value Portfolio.

The Manager has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a wholly owned subsidiary of ING Groep N.V., to serve as subadviser to the Disciplined LargeCap Portfolio.

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., for the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio, International Value Portfolio and the High Yield Bond Portfolio with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Portfolio.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios operations and is responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2003 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                               ACCRUED                        ACCRUED
                             INVESTMENT         ACCRUED      SHAREHOLDER
                             MANAGEMENT     ADMINISTRATIVE    SERVICES
                                FEES             FEES           FEES            TOTAL
                            -------------   --------------   -----------    -------------
Growth +
   Value
   Portfolio                $      40,593   $       5,412    $         --   $      46,005
Growth
   Opportunities
   Portfolio                       20,972           2,796           4,356          28,124
MidCap
   Opportunities
   Portfolio                       12,764           1,702             855          15,321
SmallCap
   Opportunities
   Portfolio                      117,466          15,662          15,949         149,077
Disciplined
   LargeCap
   Portfolio                        9,525             775              --         10,300
MagnaCap
   Portfolio                       21,739           2,898           4,585          29,222
International
   Value
   Portfolio                      135,486          12,739              79         148,304
High Yield
   Bond
   Portfolio                       13,918           1,856              --          15,774

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses. For Class R shares, the Manager has voluntarily agreed to limit the expenses of the Growth + Value Portfolio and High Yield Bond Portfolio to 0.80% of the average daily net assets and to limit the expenses of the Growth Opportunities Portfolio,

MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Disciplined LargeCap Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Adviser has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Adviser may at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of December 31, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Growth + Value Portfolio                          $ 858,149
Growth Opportunities Portfolio                      202,025
MidCap Opportunities Portfolio                      133,658
SmallCap Opportunities Portfolio                    852,838
Disciplined LargeCap Portfolio                      297,949
MagnaCap Portfolio                                  133,900
International Value Portfolio                       852,448
High Yield Bond Portfolio                           197,296

NOTE 8 -- LINE OF CREDIT

The Portfolios in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Funds utilized the line of credit during the year ended December 31, 2003:

                                        APPROXIMATE      APPROXIMATE
                              DAYS     AVERAGE DAILY   WEIGHTED AVERAGE
                            UTILIZED      BALANCE       INTEREST RATE
                            --------   -------------   ----------------
VP International Value
   Portfolio                    5        1,367,500          1.57%
VP High Yield Bond
   Portfolio                   34          984,708          2.57%

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                                CLASS R
                                                     ------------------------------
                                                          YEAR             YEAR
                                                         ENDED            ENDED
                                                      DECEMBER 31,     DECEMBER 31,
                                                          2003             2002
                                                     -------------    -------------
GROWTH + VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                847,280        1,229,421
Shares redeemed                                         (1,628,715)      (2,041,652)
                                                     -------------    -------------
Net decrease in shares outstanding                        (781,435)        (812,231)
                                                     =============    =============
GROWTH + VALUE PORTFOLIO ($)
Shares sold                                          $  10,159,759    $  16,499,812
Shares redeemed                                        (18,685,638)     (26,629,292)
                                                     -------------    -------------
Net decrease                                         $  (8,525,879)   $ (10,129,480)
                                                     =============    =============

                                                                 CLASS R                         CLASS S
                                                     -----------------------------    ----------------------------
                                                         YEAR             YEAR           YEAR            YEAR
                                                         ENDED            ENDED          ENDED           ENDED
                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002            2003           2002
                                                     ------------     ------------    ------------    ------------
GROWTH OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                               875,427          977,706       3,169,371       2,263,413
Shares redeemed                                          (651,252)        (972,913)       (448,231)       (568,100)
                                                     ------------     ------------    ------------    ------------
Net increase in shares outstanding                        224,175            4,793       2,721,140       1,695,313
                                                     ============     ============    ============    ============
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  3,838,569     $  4,398,150    $ 13,882,356    $ 10,284,599
Shares redeemed                                        (2,752,461)      (4,345,599)     (1,902,938)     (2,456,117)
                                                     ------------     ------------    ------------    ------------
Net increase                                         $  1,086,108     $     52,551    $ 11,979,418    $  7,828,482
                                                     ============     ============    ============    ============

                                                                 CLASS R                         CLASS S
                                                     ------------------------------    ----------------------------
                                                         YEAR             YEAR            YEAR           YEAR
                                                         ENDED            ENDED           ENDED          ENDED
                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002            2003           2002
                                                     -------------    -------------   -------------   -------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                              2,618,922        1,222,684         775,127         543,064
Shares redeemed                                         (1,466,590)        (777,906)       (195,094)       (105,581)
                                                     -------------    -------------   -------------   -------------
Net increase in shares outstanding                       1,152,332          444,778         580,033         437,483
                                                     =============    =============   =============   =============
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  13,808,864    $   6,387,138   $   4,209,279   $   2,814,594
Shares redeemed                                         (7,870,262)      (4,046,935)       (988,474)       (523,517)
                                                     -------------    -------------   -------------   -------------
Net increase                                         $   5,938,602    $   2,340,203   $   3,220,805   $   2,291,077
                                                     =============    =============   =============   =============

                                                                 CLASS R                         CLASS S
                                                     ------------------------------   -----------------------------
                                                         YEAR             YEAR            YEAR           YEAR
                                                         ENDED            ENDED           ENDED          ENDED
                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002            2003           2002
                                                     -------------    -------------   -------------   -------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                              3,911,937        2,706,339       3,874,106       2,373,133
Shares redeemed                                         (3,830,798)      (2,091,191)       (408,580)       (199,602)
                                                     -------------    -------------   -------------   -------------
Net increase in shares outstanding                          81,139          615,148       3,465,526       2,173,531
                                                     =============    =============   =============   =============
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  49,544,832    $  38,988,490   $  49,398,952   $  33,156,089
Shares redeemed                                        (46,516,737)     (28,480,974)     (5,311,956)     (2,547,641)
                                                     -------------    -------------   -------------   -------------
Net increase                                         $   3,028,095    $  10,507,516   $  44,086,996   $  30,608,448
                                                     =============    =============   =============   =============

                                                                CLASS R
                                                     ------------------------------
                                                          YEAR             YEAR
                                                         ENDED            ENDED
                                                      DECEMBER 31,     DECEMBER 31,
                                                          2003             2002
                                                     -------------    -------------
DISCIPLINED LARGECAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                550,175          640,958
Dividends reinvested                                        19,736           40,334
Shares redeemed                                           (470,332)      (2,752,910)
                                                     -------------    -------------
Net increase (decrease) in shares outstanding               99,579       (2,071,618)
                                                     =============    =============
DISCIPLINED LARGECAP PORTFOLIO ($)
Shares sold                                          $   1,709,462    $   2,290,223
Dividends reinvested                                        64,104          124,792
Shares redeemed                                         (1,345,819)      (9,591,806)
                                                     -------------    -------------
Net increase (decrease)                              $     427,747    $  (7,176,791)
                                                     =============    =============

                                                                 CLASS R                         CLASS S
                                                     ------------------------------   -----------------------------
                                                         YEAR             YEAR            YEAR           YEAR
                                                         ENDED            ENDED           ENDED          ENDED
                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2003             2002            2003           2002
                                                     -------------    -------------   -------------   -------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                968,985          638,924       1,342,337       1,710,812
Shares issued in merger                                         --               --         338,482              --
Dividends reinvested                                         8,304            5,974          19,705          14,128
Shares redeemed                                           (862,524)        (188,337)       (302,412)       (501,591)
                                                     -------------    -------------   -------------   -------------
Net increase in shares outstanding                         114,765          456,561       1,398,112       1,223,349
                                                     =============    =============   =============   =============
MAGNACAP PORTFOLIO ($)
Shares sold                                          $   7,259,926    $   5,037,591   $   9,753,881   $  13,711,447
Shares issued in merger                                         --               --       2,799,176              --
Dividends reinvested                                        64,502           43,315         152,871         103,242
Shares redeemed                                         (6,441,707)      (1,521,013)     (1,935,310)     (4,027,963)
                                                     -------------    -------------   -------------   -------------
Net increase                                         $     882,721    $   3,559,893   $  10,770,618   $   9,786,726
                                                     =============    =============   =============   =============

                                                                 CLASS R                         CLASS S
                                                     -------------------------------  -----------------------------
                                                         YEAR             YEAR            YEAR           PERIOD
                                                         ENDED            ENDED           ENDED           ENDED
                                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2003             2002            2003          2002(1)
                                                     --------------   --------------  --------------  --------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                              40,470,805       19,907,274          59,802           4,895
Dividends reinvested                                        144,032           47,712             159              27
Shares redeemed                                         (33,301,447)     (15,740,348)        (16,924)           (105)
                                                     --------------   --------------  --------------  --------------
Net increase in shares outstanding                        7,313,390        4,214,638          43,037           4,817
                                                     ==============   ==============  ==============  ==============
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                          $  374,101,643   $  187,936,843  $      627,472  $       52,607
Dividends reinvested                                      1,324,044          465,325           1,672             260
Shares redeemed                                        (306,726,549)    (148,859,082)       (171,363)           (914)
                                                     --------------   --------------  --------------  --------------
Net increase                                         $   68,699,138   $   39,543,086  $      457,781  $       51,953
                                                     ==============   ==============  ==============  ==============

----------
(1) Class S commenced offering of shares on March 19, 2002

                                                                CLASS R
                                                     ------------------------------
                                                          YEAR             YEAR
                                                         ENDED            ENDED
                                                      DECEMBER 31,     DECEMBER 31,
                                                          2003             2002
                                                     -------------    -------------
HIGH YIELD BOND PORTFOLIO (NUMBER OF SHARES)
Shares sold                                              7,524,302        1,819,421
Dividends reinvested                                       372,987          397,211
Shares redeemed                                         (3,827,201)      (2,085,589)
                                                     -------------    -------------
Net increase in shares outstanding                       4,070,088          131,043
                                                     =============    =============
HIGH YIELD BOND PORTFOLIO ($)
Shares sold                                          $  20,335,476    $   5,355,390
Dividends reinvested                                     1,101,051        1,180,409
Shares redeemed                                         (9,426,068)      (6,160,592)
                                                     -------------    -------------
Net increase                                         $  12,010,459    $     375,207
                                                     =============    =============

NOTE 10 -- SECURITIES LENDING

Under an agreement with Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The cash collateral received is reflected on the Statement of Assets and Liabilities as Cash collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At December 31, 2003, the SmallCap Opportunities Portfolio Fund had securities on loan with a market value of $24,399,939. The collateral value is $23,410,480 as shown on the Statement of Assets and Cash collateral for securities loaned. The other Portfolios had no securities on loan at December 31, 2003.

NOTE 11 -- CREDIT RISK AND DEFAULTED SECURITIES

Although the Portfolios each have a diversified portfolio, the High Yield Bond Portfolio had 15% of its portfolio invested in lower rated and comparable quality unrated high yield securities at December 31, 2003. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 2003, the High Yield Bond Portfolio held two securities in default, SA Telecommunications, Inc. and Adelphia Business Solutions. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 12 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2003:

                                                           UNDISTRIBUTED        ACCUMULATED
                                                           NET INVESTMENT       NET REALIZED
                                              PAID-IN        INCOME ON             GAINS
                                              CAPITAL       INVESTMENTS           (LOSSES)
                                           ------------    ---------------    ---------------
Growth + Value Portfolio                   $   (264,834)   $       264,834    $            --
Growth Opportunities
   Portfolio                                   (118,717)           118,717                 --
MidCap Opportunities
   Portfolio                                    (77,797)            77,797                 --
SmallCap Opportunities
   Portfolio                                   (919,099)           919,099                 --
MagnaCap Portfolio                              187,890                 --           (187,890)
International Value
   Portfolio                                      2,566           (148,858)           146,292
High Yield Bond
   Portfolio                                         --              8,519             (8,519)

The tax composition of dividends and distributions to shareholders was as follows:

                                         YEAR ENDED             YEAR ENDED
                                      DECEMBER 31, 2003     DECEMBER 31, 2002
                                      -----------------     -----------------
                                       ORDINARY INCOME       ORDINARY INCOME
                                      -----------------     ------------------
Disciplined LargeCap
   Portfolio                          $          64,104    $          124,792
MagnaCap Portfolio                              217,373               146,557
International Value
   Portfolio                                  1,325,716               465,514
High Yield Bond
   Portfolio                                  1,101,051               968,220

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 are as follows:

                                          UNDISTRIBUTED      UNREALIZED                            CAPITAL
                                            ORDINARY        APPRECIATION/     POST OCTOBER          LOSS             EXPIRATION
                                             INCOME        (DEPRECIATION)    LOSSES DEFERRED    CARRYFORWARDS           DATES
                                         ---------------   ---------------   ---------------   ---------------      -------------
Growth + Value Portfolio                 $            --   $    11,807,956   $            --   $   (82,044,342)         2009-2010
Growth Opportunities Portfolio                        --         5,424,434                --        (8,243,641)         2009-2010
MidCap Opportunities Portfolio                        --         3,515,890                --        (2,152,065)         2009-2010
SmallCap Opportunities Portfolio                      --        41,628,102                --       (86,236,346)         2009-2011
Disciplined LargeCap Portfolio                       120         1,003,078           (66,710)       (7,802,460)         2006-2011
MagnaCap Portfolio                                73,751         5,072,455          (168,259)       (2,088,319)         2008-2012
International Value Portfolio                    277,860        22,513,721           (96,060)       (3,826,361)              2010
High Yield Bond Portfolio                        290,934           765,523           (10,427)       (7,312,718)         2007-2010

NOTE 13 -- ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio's Board, the following securities held in the High Yield Bond Portfolio have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase.

                                                             INITIAL                                        PERCENT
                                                           ACQUISITION                                      OF NET
SECURITY                                  SHARES               DATE         COST           VALUE            ASSETS
--------                                  ------           -----------     -------        -------           -------
Dayton Superior Corp.                      150               8/07/00       $ 2,792        $     2              0.0%
Jordan Telecommunications                  150               1/31/00             0          4,455              0.0%

NOTE 14 -- REORGANIZATION

On November 8, 2003, the VP MagnaCap Portfolio as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of VP Large Company Value Portfolio, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 9 - Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                                 ACQUIRED FUND
                                                                                                                   UNREALIZED
      ACQUIRING                         ACQUIRED                 TOTAL NET ASSETS OF     TOTAL NET ASSETS OF      APPRECIATION
        FUND                              FUND                   ACQUIRED FUND (000)    ACQUIRING FUND (000)   (DEPRECIATION)(000)
      ---------                         --------                 -------------------    --------------------   -------------------
VP MagnaCap Portfolio       VP Large Company Value Portfolio           $ 2,799                $ 28,994                $ 207

NOTE 15 -- OTHER INFORMATION (UNAUDITED)

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Portfolio affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

ING VP Growth + Value Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 96.2%
                          AIRLINES: 1.6%
      61,300      @       Airtran Holdings, Inc.                          $     729,470
      11,100      @       Jetblue Airways Corp.                                 294,372
                                                                          -------------
                                                                              1,023,842
                                                                          -------------
                          APPAREL: 1.5%
      24,800      @       Coach, Inc.                                           936,200
                                                                          -------------
                                                                                936,200
                                                                          -------------
                          AUTO PARTS & EQUIPMENT: 1.1%
       6,000              Johnson Controls, Inc.                                696,720
                                                                          -------------
                                                                                696,720
                                                                          -------------
                          BANKS: 2.0%
      19,600              Banknorth Group, Inc.                                 637,588
      16,700              UCBH Holdings, Inc.                                   650,799
                                                                          -------------
                                                                              1,288,387
                                                                          -------------
                          BIOTECHNOLOGY: 4.9%
      23,400      @       Celgene Corp.                                       1,053,468
      13,900      @       Genzyme Corp.                                         685,826
      21,100      @       Integra Lifesciences
                            Holdings Corp.                                      604,093
       5,200      @       Invitrogen Corp.                                      364,000
       6,600      @       Martek Biosciences Corp.                              428,802
                                                                          -------------
                                                                              3,136,189
                                                                          -------------
                          BUILDING MATERIALS: 0.5%
       3,300      @       American Standard Cos., Inc.                          332,310
                                                                          -------------
                                                                                332,310
                                                                          -------------
                          COMMERCIAL SERVICES: 4.7%
      11,300      @       Alliance Data Systems Corp.                           312,784
      21,500      @       Career Education Corp.                                861,505
      14,400      @       Corporate Executive Board Co.                         672,048
      27,600      @       Education Management Corp.                            856,704
       8,800              Paychex, Inc.                                         327,360
                                                                          -------------
                                                                              3,030,401
                                                                          -------------
                          COMPUTERS: 4.1%
      13,000      @       CACI Intl., Inc.                                      632,060
       8,100      @       Micros Systems, Inc.                                  351,216
      25,700      @       Netscreen Technologies, Inc.                          636,075
      49,100      @       Network Appliance, Inc.                             1,008,023
                                                                          -------------
                                                                              2,627,374
                                                                          -------------
                          DISTRIBUTION/WHOLESALE: 0.5%
      21,900      @       Ingram Micro, Inc.                                    348,210
                                                                          -------------
                                                                                348,210
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 1.1%
      51,900      @       Ameritrade Holding Corp.                              730,233
                                                                          -------------
                                                                                730,233
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 1.3%
      34,900              American Power Conversion                             853,305
                                                                          -------------
                                                                                853,305
                                                                          -------------
                          ELECTRONICS: 7.2%
      13,000      @       Agilent Technologies, Inc.                      $     380,120
      26,550      @       Benchmark Electronics, Inc.                           924,206
       9,500      @       Dionex Corp.                                          437,190
      32,400              Gentex Corp.                                        1,430,784
      24,700      @       Jabil Circuit, Inc.                                   699,010
      21,100      @       Waters Corp.                                          699,676
                                                                          -------------
                                                                              4,570,986
                                                                          -------------
                          ENGINEERING & CONSTRUCTION: 2.1%
      16,200              Fluor Corp.                                           642,168
      15,000      @       Jacobs Engineering Group, Inc.                        720,150
                                                                          -------------
                                                                              1,362,318
                                                                          -------------
                          ENTERTAINMENT: 2.2%
       7,800              GTECH Holdings Corp.                                  386,022
      28,900              International Game Technology                       1,031,730
                                                                          -------------
                                                                              1,417,752
                                                                          -------------
                          ENVIRONMENTAL CONTROL: 2.5%
      11,800      @       Stericycle, Inc.                                      551,060
      41,300      @       Tetra Tech, Inc.                                    1,026,718
                                                                          -------------
                                                                              1,577,778
                                                                          -------------
                          FOOD: 2.5%
      18,400      @       Dean Foods Co.                                        604,808
      26,800      @       Performance Food Group Co.                            969,356
                                                                          -------------
                                                                              1,574,164
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 5.6%
       8,100      @       Advanced Neuromodulation
                            Systems, Inc.                                       372,438
      10,600      @       Gen-Probe, Inc.                                       386,582
      11,550      @       Inamed Corp.                                          555,093
      10,000      @       Patterson Dental Co.                                  641,600
       9,600      @       St. Jude Medical, Inc.                                588,960
       9,400      @       Varian Medical Systems, Inc.                          649,540
       5,900      @       Zimmer Holdings, Inc.                                 415,360
                                                                          -------------
                                                                              3,609,573
                                                                          -------------
                          HEALTHCARE - SERVICES: 2.2%
      11,400      @       Amsurg Corp.                                          431,946
       3,600      @       Anthem, Inc.                                          270,000
       6,300      @       Coventry Health Care, Inc.                            406,287
      18,600              Select Medical Corp.                                  302,808
                                                                          -------------
                                                                              1,411,041
                                                                          -------------
                          HOME FURNISHINGS: 0.8%
       7,200              Harman Intl. Industries, Inc.                         532,656
                                                                          -------------
                                                                                532,656
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 0.5%
      11,500      @       Yankee Candle Co., Inc.                               314,295
                                                                          -------------
                                                                                314,295
                                                                          -------------
                          INSURANCE: 1.4%
       5,500              MBIA, Inc.                                            325,765
      16,950              WR Berkley Corp.                                      592,403
                                                                          -------------
                                                                                918,168
                                                                          -------------
                          LEISURE TIME: 0.5%
       3,900              Polaris Industries, Inc.                              345,462
                                                                          -------------
                                                                                345,462
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP Growth + Value Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          MACHINERY - DIVERSIFIED: 1.5%
      20,300              Cognex Corp.                                    $     573,272
      11,400              Rockwell Automation, Inc.                             405,840
                                                                          -------------
                                                                                979,112
                                                                          -------------
                          MEDIA: 1.2%
      19,000      @       Univision Communications, Inc.                        754,110
                                                                          -------------
                                                                                754,110
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 1.2%
       8,200              Danaher Corp.                                         752,350
                                                                          -------------
                                                                                752,350
                                                                          -------------
                          OFFICE/BUSINESS EQUIPMENT: 1.1%
      50,700      @       Xerox Corp.                                           699,660
                                                                          -------------
                                                                                699,660
                                                                          -------------
                          OIL AND GAS: 4.7%
      55,700              Chesapeake Energy Corp.                               756,406
      26,600      @       Evergreen Resources, Inc.                             864,766
      18,750              Patina Oil & Gas Corp.                                918,563
      14,900      @       Patterson-UTI Energy, Inc.                            490,508
                                                                          -------------
                                                                              3,030,243
                                                                          -------------
                          PHARMACEUTICALS: 4.9%
       7,500      @       AdvancePCS                                            394,950
       6,900              Allergan, Inc.                                        529,989
      26,250              Mylan Laboratories                                    663,075
      37,900              Omnicare, Inc.                                      1,530,781
         100      @       Pharmaceutical Resources, Inc.                          6,515
                                                                          -------------
                                                                              3,125,310
                                                                          -------------
                          RETAIL: 12.8%
       8,800              Applebees Intl., Inc.                                 345,576
       7,300      @       Autozone, Inc.                                        622,033
      14,400              CBRL Group, Inc.                                      550,944
      39,200      @       Chico's FAS, Inc.                                   1,448,439
      34,400              Dollar General Corp.                                  722,056
      33,450      @       HOT Topic, Inc.                                       985,437
      14,100              Michaels Stores, Inc.                                 623,220
      12,800      @       Panera Bread Co.                                      505,984
      12,800              Petsmart, Inc.                                        304,640
       8,700              Regis Corp.                                           343,824
      22,900      @       Sonic Corp.                                           701,198
       6,800              Tiffany & Co.                                         307,360
      18,000      @       Tractor Supply Co.                                    700,020
                                                                          -------------
                                                                              8,160,731
                                                                          -------------
                          SAVINGS AND LOANS: 1.6%
       8,800              Independence Community Bank                           316,536
      19,100              New York Community
                            Bancorp, Inc.                                       726,755
                                                                          -------------
                                                                              1,043,291
                                                                          -------------
                          SEMICONDUCTORS: 4.6%
      29,500      @       Altera Corp.                                          669,650
      26,100      @       Broadcom Corp.                                        889,749
      15,400              Linear Technology Corp.                               647,878
      18,900      @       Xilinx, Inc.                                          732,186
                                                                          -------------
                                                                              2,939,463
                                                                          -------------
                          SOFTWARE: 5.8%
      17,600              Adobe Systems, Inc.                                   691,680
      26,700      @       Avid Technology, Inc.                           $   1,281,600
      39,200      @       Packeteer, Inc.                                       665,616
      29,600      @       Veritas Software Corp.                              1,099,936
                                                                          -------------
                                                                              3,738,832
                                                                          -------------
                          TELECOMMUNICATIONS: 2.8%
      10,600              Adtran, Inc.                                          328,600
      19,400      @       Foundry Networks, Inc.                                530,784
      25,275      @       Utstarcom, Inc.                                       936,944
                                                                          -------------
                                                                              1,796,328
                                                                          -------------
                          TEXTILES: 1.3%
      11,900      @       Mohawk Industries, Inc.                               839,426
                                                                          -------------
                                                                                839,426
                                                                          -------------
                          TRANSPORTATION: 1.9%
      15,800              CH Robinson Worldwide, Inc.                           598,978
      11,800      @       Forward Air Corp.                                     324,500
      14,300      @       Swift Transportation Co., Inc.                        300,586
                                                                          -------------
                                                                              1,224,064
                                                                          -------------
                          Total Common Stock
                            (Cost $49,995,881)                               61,720,284
                                                                          -------------
INVESTMENT COMPANIES: 2.1%

                          EQUITY FUND: 2.1%
      12,700              Midcap SPDR Trust Series 1                          1,340,866
                                                                          -------------
                          Total Investment Companies
                            (Cost $1,257,313)                                 1,340,866
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $51,253,194)                               63,061,150
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.9%

                 REPURCHASE AGREEMENT: 1.9%
$  1,206,000     Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $1,206,066 to be received upon
                   repurchase (Collateralized by
                   $1,235,000 Federal Home Loan Bank,
                   4.500%, Market Value $1,233,997,
                   due 11/15/12)                                              1,206,000
                          Total Short-Term Investments
                            (Cost $1,206,000)                                 1,206,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $52,459,194)*                          100.2%          $  64,267,150
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (0.2)               (115,611)
                                                          -----           -------------
                 NET ASSETS                               100.0%          $  64,151,539
                                                          =====           =============

@    Non-income producing security

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $  12,115,961
                 Gross Unrealized Depreciation                                 (308,005)
                                                                          -------------
                 Net Unrealized Appreciation                              $  11,807,956
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP Growth Opportunities Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 91.2%
                          AIRLINES: 1.4%
      28,600      @       Airtran Holdings, Inc.                          $     340,340
       5,700      @       Jetblue Airways Corp.                                 151,164
                                                                          -------------
                                                                                491,504
                                                                          -------------
                          APPAREL: 1.4%
      12,600      @       Coach, Inc.                                           475,650
                                                                          -------------
                                                                                475,650
                                                                          -------------
                          AUTO PARTS & EQUIPMENT: 1.3%
       3,800              Johnson Controls, Inc.                                441,256
                                                                          -------------
                                                                                441,256
                                                                          -------------
                          BANKS: 1.0%
      10,800              Banknorth Group, Inc.                                 351,324
                                                                          -------------
                                                                                351,324
                                                                          -------------
                          BIOTECHNOLOGY: 5.1%
       4,400      @       Amgen, Inc.                                           271,920
      14,700      @       Celgene Corp.                                         661,794
       7,300      @       Digene Corp.                                          292,730
       4,800      @       Invitrogen Corp.                                      336,000
       3,200      @       Martek Biosciences Corp.                              207,904
                                                                          -------------
                                                                              1,770,348
                                                                          -------------
                          BUILDING MATERIALS: 1.0%
       3,500      @       American Standard Cos., Inc.                          352,450
                                                                          -------------
                                                                                352,450
                                                                          -------------
                          COMMERCIAL SERVICES: 4.5%
      11,300      @       Alliance Data Systems Corp.                           312,784
      10,700      @       Career Education Corp.                                428,749
       1,700      @       Corporate Executive Board Co.                          79,339
      13,800      @       Education Management Corp.                            428,352
       2,800              Strayer Education, Inc.                               304,724
                                                                          -------------
                                                                              1,553,948
                                                                          -------------
                          COMPUTERS: 4.3%
       7,600      @       CACI Intl., Inc.                                      369,512
       7,900      @       Dell, Inc.                                            268,284
      24,900      @       EMC Corp.                                             321,708
       4,200      @       Netscreen Technologies, Inc.                          103,950
      19,500      @       Network Appliance, Inc.                               400,335
                                                                          -------------
                                                                              1,463,789
                                                                          -------------
                          DISTRIBUTION/WHOLESALE: 0.5%
      10,400      @       Ingram Micro, Inc.                                    165,360
                                                                          -------------
                                                                                165,360
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 1.1%
      27,000      @       Ameritrade Holding Corp.                              379,890
                                                                          -------------
                                                                                379,890
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 1.2%
      16,800              American Power Conversion                             410,760
                                                                          -------------
                                                                                410,760
                                                                          -------------
                          ELECTRONICS: 4.8%
      12,500      @       Agilent Technologies, Inc.                            365,500
      15,300              Gentex Corp.                                          675,648
       9,300      @       Jabil Circuit, Inc.                                   263,190
      10,200      @       Waters Corp.                                    $     338,232
                                                                          -------------
                                                                              1,642,570
                                                                          -------------
                          ENGINEERING & CONSTRUCTION: 2.0%
       7,500              Fluor Corp.                                           297,300
       7,900      @       Jacobs Engineering Group, Inc.                        379,279
                                                                          -------------
                                                                                676,579
                                                                          -------------
                          ENTERTAINMENT: 0.6%
       6,000              International Game Technology                         214,200
                                                                          -------------
                                                                                214,200
                                                                          -------------
                          FOOD: 1.8%
       6,500      @       Dean Foods Co.                                        213,655
       5,400      @       Performance Food Group Co.                            195,318
       6,100              Sysco Corp.                                           227,103
                                                                          -------------
                                                                                636,076
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 8.1%
       3,900      @       Advanced Neuromodulation
                            Systems, Inc.                                       179,322
       7,000      @       Boston Scientific Corp.                               257,320
      11,800      @       Gen-Probe, Inc.                                       430,346
       3,000      @       Inamed Corp.                                          144,180
       6,000      @       Kyphon, Inc.                                          148,980
       5,300              Medtronic, Inc.                                       257,633
       4,600      @       Patterson Dental Co.                                  295,136
       4,400      @       St. Jude Medical, Inc.                                269,940
       8,000      @       Thoratec Corp.                                        104,080
       3,600      @       Varian Medical Systems, Inc.                          248,760
       6,000      @       Zimmer Holdings, Inc.                                 422,400
                                                                          -------------
                                                                              2,758,097
                                                                          -------------
                          HEALTHCARE - SERVICES: 3.2%
       5,500              Aetna, Inc.                                           371,690
       5,500      @       Coventry Health Care, Inc.                            354,695
       9,400              Select Medical Corp.                                  153,032
       3,800              UnitedHealth Group, Inc.                              221,084
                                                                          -------------
                                                                              1,100,501
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 1.0%
      12,700      @       Yankee Candle Co., Inc.                               347,091
                                                                          -------------
                                                                                347,091
                                                                          -------------
                          INSURANCE: 2.3%
       6,300              Aflac, Inc.                                           227,934
       7,600              MBIA, Inc.                                            450,148
       3,300              WR Berkley Corp.                                      115,335
                                                                          -------------
                                                                                793,417
                                                                          -------------
                          INTERNET: 1.0%
       9,900              InterActiveCorp.                                      335,907
                                                                          -------------
                                                                                335,907
                                                                          -------------
                          LEISURE TIME: 1.0%
       4,000              Polaris Industries, Inc.                              354,320
                                                                          -------------
                                                                                354,320
                                                                          -------------
                          MACHINERY - DIVERSIFIED: 2.0%
      10,900              Cognex Corp.                                          307,816
      11,000              Rockwell Automation, Inc.                             391,600
                                                                          -------------
                                                                                699,416
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP Growth Opportunities Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          MEDIA: 1.0%
       8,800      @       Univision Communications, Inc.                  $     349,272
                                                                          -------------
                                                                                349,272
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 0.9%
       3,300              Danaher Corp.                                         302,775
                                                                          -------------
                                                                                302,775
                                                                          -------------
                          OIL AND GAS: 5.1%
       5,100              Apache Corp.                                          413,610
      25,000              Chesapeake Energy Corp.                               339,500
       8,300     @,@@     Nabors Industries Ltd.                                344,450
      10,300      @       Patterson-UTI Energy, Inc.                            339,076
      11,700              XTO Energy, Inc.                                      331,110
                                                                          -------------
                                                                              1,767,746
                                                                          -------------
                          PHARMACEUTICALS: 4.9%
       7,500      @       AdvancePCS                                            394,950
       4,000              Allergan, Inc.                                        307,240
      12,300              Mylan Laboratories                                    310,698
      16,500              Omnicare, Inc.                                        666,435
                                                                          -------------
                                                                              1,679,323
                                                                          -------------
                          RETAIL: 13.6%
       3,900              Applebees Intl., Inc.                                 153,153
       3,600      @       Autozone, Inc.                                        306,756
       9,400              CBRL Group, Inc.                                      359,644
      19,700      @       Chico's FAS, Inc.                                     727,915
      17,300              Dollar General Corp.                                  363,127
      15,550      @       HOT Topic, Inc.                                       458,103
       7,700              Michaels Stores, Inc.                                 340,340
      10,950      @       Pacific Sunwear of California                         231,264
       6,200      @       Panera Bread Co.                                      245,086
      11,200              Petsmart, Inc.                                        266,560
       4,200              Regis Corp.                                           165,984
       4,200      @       Sonic Corp.                                           128,604
      15,900      @       Staples, Inc.                                         434,070
       7,000              Tiffany & Co.                                         316,400
       4,000      @       Tractor Supply Co.                                    155,560
                                                                          -------------
                                                                              4,652,566
                                                                          -------------
                          SAVINGS AND LOANS: 1.5%
       4,500              Independence Community Bank                           161,865
       9,100              New York Community
                            Bancorp, Inc.                                       346,255
                                                                          -------------
                                                                                508,120
                                                                          -------------
                          SEMICONDUCTORS: 5.7%
      20,900      @       Altera Corp.                                          474,430
      14,000      @       Broadcom Corp.                                        477,260
       7,700              Linear Technology Corp.                               323,939
      18,000      @       Xilinx, Inc.                                          697,320
                                                                          -------------
                                                                              1,972,949
                                                                          -------------
                          SOFTWARE: 3.8%
       8,600              Adobe Systems, Inc.                                   337,980
       6,600      @       Avid Technology, Inc.                                 316,800
       7,100      @       Packeteer, Inc.                                       120,558
      14,400      @       Veritas Software Corp.                                535,104
                                                                          -------------
                                                                              1,310,442
                                                                          -------------
                          TELECOMMUNICATIONS: 1.3%
      12,400      @       Utstarcom, Inc.                                 $     459,668
                                                                          -------------
                                                                                459,668
                                                                          -------------
                          TEXTILES: 1.3%
       6,200      @       Mohawk Industries, Inc.                               437,348
                                                                          -------------
                                                                                437,348
                                                                          -------------
                          TRANSPORTATION: 1.5%
       6,200              CH Robinson Worldwide, Inc.                           235,042
       5,600      @       Forward Air Corp.                                     154,000
       6,700      @       Swift Transportation Co., Inc.                        140,834
                                                                          -------------
                                                                                529,876
                                                                          -------------
                          Total Common Stock
                            (Cost $26,309,563)                               31,384,538
                                                                          -------------
INVESTMENT COMPANIES: 4.7%

                          EQUITY FUND: 4.7%
         800              Biotechnology Holders Trust
                            Large Cap Index Fund                                108,248
       5,400      @       Internet Holders Trust
                            Large Cap Index Fund                                271,026
       7,700              S&P Midcap 400 SPDR Trust Series 1                    811,581
       3,940              Nasdaq-100 Index Tracking Stock                       143,652
       3,400              Semiconductor Holders Trust
                            Large Cap Index Fund                                140,760
       1,365              S&P SPDR Trust Series 1                               151,897
                                                                          -------------
                          Total Investment Companies
                            (Cost $1,277,705)                                 1,627,164
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $27,587,268)                               33,011,702
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.7%

                 REPURCHASE AGREEMENT: 3.7%
$ 1,266,000      Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $1,266,070 to be received upon
                   repurchase (Collateralized by
                   $1,035,000 U.S. Treasury Bond, 6.875%,
                   Market Value $1,292,133,
                   due 08/15/25)                                              1,266,000
                                                                          -------------
                 Total Short-Term Investments
                   (Cost $1,266,000)                                          1,266,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $28,853,268)*                           99.6%          $  34,277,702
                 OTHER ASSETS AND
                   LIABILITIES-NET                          0.4                 124,552
                                                          -----           -------------
                 NET ASSETS                               100.0%          $  34,402,254
                                                          =====           =============

@    Non-income producing security
@@   Foreign Issuer

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $   5,649,974
                 Gross Unrealized Depreciation                                 (225,540)
                                                                          -------------
                 Net Unrealized Appreciation                              $   5,424,434
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP MidCap Opportunities Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 94.6%
                          AIRLINES: 1.5%
      17,300      @       Airtran Holdings, Inc.                          $     205,870
       3,500      @       Jetblue Airways Corp.                                  92,820
                                                                          -------------
                                                                                298,690
                                                                          -------------
                          APPAREL: 1.3%
       7,200      @       Coach, Inc.                                           271,800
                                                                          -------------
                                                                                271,800
                                                                          -------------
                          AUTO PARTS & EQUIPMENT: 1.3%
       2,300              Johnson Controls, Inc.                                267,076
                                                                          -------------
                                                                                267,076
                                                                          -------------
                          BANKS: 1.6%
       3,000              Bank of Hawaii Corp.                                  126,600
       6,500              Banknorth Group, Inc.                                 211,445
                                                                          -------------
                                                                                338,045
                                                                          -------------
                          BIOTECHNOLOGY: 3.7%
       9,600      @       Celgene Corp.                                         432,192
       2,800      @       Invitrogen Corp.                                      196,000
       2,000      @       Martek Biosciences Corp.                              129,940
                                                                          -------------
                                                                                758,132
                                                                          -------------
                          BUILDING MATERIALS: 1.0%
       2,000      @       American Standard Cos., Inc.                          201,400
                                                                          -------------
                                                                                201,400
                                                                          -------------
                          CHEMICALS: 0.9%
       4,800              Praxair, Inc.                                         183,360
                                                                          -------------
                                                                                183,360
                                                                          -------------
                          COMMERCIAL SERVICES: 5.2%
       7,200      @       Alliance Data Systems Corp.                           199,296
       6,600      @       Career Education Corp.                                264,462
       4,300      @       Corporate Executive Board Co.                         200,681
       8,200      @       Education Management Corp.                            254,528
       4,200              Paychex, Inc.                                         156,240
                                                                          -------------
                                                                              1,075,207
                                                                          -------------
                          COMPUTERS: 2.4%
       4,800      @       CACI Intl., Inc.                                      233,376
      12,200      @       Network Appliance, Inc.                               250,466
                                                                          -------------
                                                                                483,842
                                                                          -------------
                          DISTRIBUTION/WHOLESALE: 0.5%
       6,400      @       Ingram Micro, Inc.                                    101,760
                                                                          -------------
                                                                                101,760
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 1.2%
      17,500      @       Ameritrade Holding Corp.                              246,225
                                                                          -------------
                                                                                246,225
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 1.2%
      10,400              American Power Conversion                             254,280
                                                                          -------------
                                                                                254,280
                                                                          -------------
                          ELECTRONICS: 5.0%
       7,200      @       Agilent Technologies, Inc.                            210,528
       9,600              Gentex Corp.                                          423,936
       6,500      @       Jabil Circuit, Inc.                                   183,950
       6,400      @       Waters Corp.                                    $     212,224
                                                                          -------------
                                                                              1,030,638
                                                                          -------------
                          ENGINEERING & CONSTRUCTION: 2.2%
       4,300              Fluor Corp.                                           170,452
       5,900      @       Jacobs Engineering Group, Inc.                        283,259
                                                                          -------------
                                                                                453,711
                                                                          -------------
                          ENTERTAINMENT: 0.6%
       3,600              International Game Technology                         128,520
                                                                          -------------
                                                                                128,520
                                                                          -------------
                          FOOD: 1.7%
       6,750      @       Dean Foods Co.                                        221,873
       3,500      @       Performance Food Group Co.                            126,595
                                                                          -------------
                                                                                348,468
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 6.6%
       7,500      @       Gen-Probe, Inc.                                       273,525
       1,800      @       Inamed Corp.                                           86,508
       3,000      @       Patterson Dental Co.                                  192,480
       2,800      @       St. Jude Medical, Inc.                                171,780
       5,000      @       Thoratec Corp.                                         65,050
       5,200      @       Varian Medical Systems, Inc.                          359,319
       3,200      @       Zimmer Holdings, Inc.                                 225,280
                                                                          -------------
                                                                              1,373,942
                                                                          -------------
                          HEALTHCARE - SERVICES: 3.7%
       3,000              Aetna, Inc.                                           202,740
       2,500      @       Amsurg Corp.                                           94,725
       2,000      @       Anthem, Inc.                                          150,000
       3,500      @       Coventry Health Care, Inc.                            225,715
       5,600              Select Medical Corp.                                   91,168
                                                                          -------------
                                                                                764,348
                                                                          -------------
                          HOME FURNISHINGS: 0.7%
       2,000              Harman Intl. Industries, Inc.                         147,960
                                                                          -------------
                                                                                147,960
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 1.1%
       8,100      @       Yankee Candle Co., Inc.                               221,373
                                                                          -------------
                                                                                221,373
                                                                          -------------
                          INSURANCE: 2.4%
       3,700              MBIA, Inc.                                            219,151
       5,500      @       Proassurance Corp.                                    176,825
       2,850              WR Berkley Corp.                                       99,608
                                                                          -------------
                                                                                495,584
                                                                          -------------
                          INTERNET: 1.0%
       6,000      @       InterActiveCorp.                                      203,580
                                                                          -------------
                                                                                203,580
                                                                          -------------
                          LEISURE TIME: 1.0%
       2,400              Polaris Industries, Inc.                              212,592
                                                                          -------------
                                                                                212,592
                                                                          -------------
                          MACHINERY - DIVERSIFIED: 2.6%
       6,100              Cognex Corp.                                          172,264
       8,200              Rockwell Automation, Inc.                             291,920
       1,050      @       Zebra Technologies Corp.                               69,689
                                                                          -------------
                                                                                533,873
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP MidCap Opportunities Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          MEDIA: 1.3%
       6,500      @       Univision Communications, Inc.                  $     257,985
                                                                          -------------
                                                                                257,985
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 0.9%
       2,100              Danaher Corp.                                         192,675
                                                                          -------------
                                                                                192,675
                                                                          -------------
                          OFFICE/BUSINESS EQUIPMENT: 0.9%
      13,600      @       Xerox Corp.                                           187,680
                                                                          -------------
                                                                                187,680
                                                                          -------------
                          OIL AND GAS: 5.1%
       2,000              Apache Corp.                                          162,200
      15,500              Chesapeake Energy Corp.                               210,490
       5,700     @,@@     Nabors Industries Ltd.                                236,550
       7,000      @       Patterson-UTI Energy, Inc.                            230,440
       7,100              XTO Energy, Inc.                                      200,930
                                                                          -------------
                                                                              1,040,610
                                                                          -------------
                          PHARMACEUTICALS: 4.9%
       4,300      @       AdvancePCS                                            226,438
       2,400              Allergan, Inc.                                        184,344
       7,550              Mylan Laboratories                                    190,713
      10,300              Omnicare, Inc.                                        416,017
                                                                          -------------
                                                                              1,017,512
                                                                          -------------
                          RETAIL: 14.5%
       2,500              Applebees Intl., Inc.                                  98,175
       2,200      @       Autozone, Inc.                                        187,462
       2,700      @       Bed Bath & Beyond, Inc.                               117,045
       6,000              CBRL Group, Inc.                                      229,560
      11,900      @       Chico's FAS, Inc.                                     439,704
      11,000              Dollar General Corp.                                  230,890
      10,750      @       HOT Topic, Inc.                                       316,695
       4,700              Michaels Stores, Inc.                                 207,740
       3,600      @       Panera Bread Co.                                      142,308
       7,100              Petsmart, Inc.                                        168,980
       2,600              Regis Corp.                                           102,752
       5,000      @       Sonic Corp.                                           153,100
      10,400      @       Staples, Inc.                                         283,920
       5,000              Tiffany & Co.                                         226,000
       2,500      @       Tractor Supply Co.                                     97,225
                                                                          -------------
                                                                              3,001,556
                                                                          -------------
                          SAVINGS AND LOANS: 1.6%
       2,700              Independence Community Bank                            97,119
       5,933              New York Community Bancorp, Inc.                      225,751
                                                                          -------------
                                                                                322,870
                                                                          -------------
                          SEMICONDUCTORS: 5.0%
      10,100      @       Altera Corp.                                          229,270
       8,900      @       Broadcom Corp.                                        303,401
       4,400              Linear Technology Corp.                               185,108
       8,000      @       Xilinx, Inc.                                          309,920
                                                                          -------------
                                                                              1,027,699
                                                                          -------------
                          SOFTWARE: 5.4%
       5,700              Adobe Systems, Inc.                                   224,010
       4,000      @       Avid Technology, Inc.                                 192,000
       2,900      @       D&B Corp.                                             147,059
       5,400              Fair Isaac Corp.                                      265,464
       7,600      @       Veritas Software Corp.                          $     282,416
                                                                          -------------
                                                                              1,110,949
                                                                          -------------
                          TELECOMMUNICATIONS: 1.4%
       7,680      @       Utstarcom, Inc.                                       284,698
                                                                          -------------
                                                                                284,698
                                                                          -------------
                          TEXTILES: 1.3%
       3,700      @       Mohawk Industries, Inc.                               260,998
                                                                          -------------
                                                                                260,998
                                                                          -------------
                          TRANSPORTATION: 1.9%
       5,500              CH Robinson Worldwide, Inc.                           208,505
       3,300      @       Forward Air Corp.                                      90,750
       4,000      @       Swift Transportation Co., Inc.                         84,080
                                                                          -------------
                                                                                383,335
                                                                          -------------
                          Total Common Stock
                            (Cost $16,044,355)                               19,482,973
                                                                          -------------
INVESTMENT COMPANIES: 3.1%

                          EQUITY FUND: 3.1%
       2,000      @       Internet Holders Trust                                100,380
       2,900              Midcap SPDR Trust Series 1                            305,660
       2,000              SPDR Trust Series 1                                   222,560
                                                                          -------------
                          Total Investment Companies
                            (Cost $551,328)                                     628,600
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $16,595,683)                               20,111,573
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.5%

                 REPURCHASE AGREEMENT: 2.5%
$ 505,000        Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $505,028 to be received upon repurchase
                   (Collateralized by $517,000 Federal
                   National Mortgage Association, 2.500%,
                   Market Value $515,870, due 12/04/06)                         505,000
                                                                          -------------
                 Total Short-Term Investments
                   (Cost $505,000)                                              505,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $17,100,683)*                          100.2%          $  20,616,573
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (0.2)                (31,024)
                                                          -----           -------------
                 NET ASSETS                               100.0%          $  20,585,549
                                                          =====           =============

@    Non-income producing security
@@   Foreign Issuer

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $   3,630,511
                 Gross Unrealized Depreciation                                 (114,621)
                                                                          -------------
                 Net Unrealized Appreciation                              $   3,515,890
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP SmallCap Opportunities Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 92.0%
                          AEROSPACE/DEFENSE: 0.6%
      19,650              Engineered Support
                            Systems, Inc.                                 $   1,081,929
                                                                          -------------
                                                                              1,081,929
                                                                          -------------
                          AIRLINES: 1.0%
     151,600     @,L      Airtran Holdings, Inc.                              1,804,040
                                                                          -------------
                                                                              1,804,040
                                                                          -------------
                          BANKS: 3.6%
      68,635              Southwest Bancorp of Texas, Inc.                    2,666,470
      42,300              UCBH Holdings, Inc.                                 1,648,431
      47,500              Westamerica Bancorporation                          2,360,750
                                                                          -------------
                                                                              6,675,651
                                                                          -------------
                          BIOTECHNOLOGY: 4.8%
      18,500     @,L      Celgene Corp.                                         832,870
      60,500      @       Digene Corp.                                        2,426,050
      93,500      @       Integra Lifesciences
                            Holdings Corp.                                    2,676,905
      47,400      @       Martek Biosciences Corp.                            3,079,578
                                                                          -------------
                                                                              9,015,403
                                                                          -------------
                          COMMERCIAL SERVICES: 4.8%
     120,700      @       Administaff, Inc.                                   2,097,766
      38,200      @       Advisory Board Co.                                  1,333,562
      37,000      @       Concorde Career Colleges, Inc.                        923,890
      22,000      @       Corporate Executive Board Co.                       1,026,740
      34,200      @       Education Management Corp.                          1,061,568
      23,600              Strayer Education, Inc.                             2,568,388
                                                                          -------------
                                                                              9,011,914
                                                                          -------------
                          COMPUTERS: 6.8%
      73,400      @       Anteon Intl. Corp.                                  2,646,070
      42,600      @       CACI Intl., Inc.                                    2,071,212
      85,200      @       Cognizant Technology
                            Solutions Corp.                                   3,888,528
     161,600      @       Cray, Inc.                                          1,604,688
      42,400      @       Micros Systems, Inc.                                1,838,464
      21,700      @       Netscreen Technologies, Inc.                          537,075
                                                                          -------------
                                                                             12,586,037
                                                                          -------------
                          DISTRIBUTION/WHOLESALE: 1.7%
      97,382      @       SCP Pool Corp.                                      3,182,444
                                                                          -------------
                                                                              3,182,444
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 1.5%
      66,400      @       Wilson Greatbatch
                            Technologies, Inc.                                2,806,728
                                                                          -------------
                                                                              2,806,728
                                                                          -------------
                          ELECTRONICS: 1.6%
      85,650      @       Benchmark Electronics, Inc.                         2,981,477
                                                                          -------------
                                                                              2,981,477
                                                                          -------------
                          ENTERTAINMENT: 2.6%
      41,000              GTECH Holdings Corp.                                2,029,090
      35,900      @       Penn National Gaming, Inc.                            828,572
      55,300     @,L      Shuffle Master, Inc.                                1,914,486
                                                                          -------------
                                                                              4,772,148
                                                                          -------------
                          ENVIRONMENTAL CONTROL: 2.3%
      18,900      @       Stericycle, Inc.                                $     882,630
     135,800      @       Tetra Tech, Inc.                                    3,375,988
                                                                          -------------
                                                                              4,258,618
                                                                          -------------
                          FOOD: 2.8%
      35,200              Flowers Foods, Inc.                                   908,160
      67,300      @       Performance Food Group Co.                          2,434,241
      52,100      @       United Natural Foods, Inc.                          1,870,911
                                                                          -------------
                                                                              5,213,312
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 8.1%
      50,750      @       Advanced Neuromodulation
                            Systems, Inc.                                     2,333,485
      55,600      @       Gen-Probe, Inc.                                     2,027,732
      58,650      @       Inamed Corp.                                        2,818,718
      99,404      @       Kyphon, Inc.                                        2,468,201
      35,700      @       Techne Corp.                                        1,348,746
     166,000     @,L      Thoratec Corp.                                      2,159,660
      64,000      @       Wright Medical Group, Inc.                          1,948,160
                                                                          -------------
                                                                             15,104,702
                                                                          -------------
                          HEALTHCARE - SERVICES: 4.8%
      99,375      @       Amsurg Corp.                                        3,765,319
      42,800      @       Odyssey Healthcare, Inc.                            1,252,328
      29,600      @       Pediatrix Medical Group, Inc.                       1,630,664
      91,700      @       Province Healthcare Co.                             1,467,200
      53,400              Select Medical Corp.                                  869,352
                                                                          -------------
                                                                              8,984,863
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 1.0%
      67,200      @       Yankee Candle Co., Inc.                             1,836,576
                                                                          -------------
                                                                              1,836,576
                                                                          -------------
                          INSURANCE: 2.6%
      44,200              HCC Insurance Holdings, Inc.                        1,405,560
      38,400      @       Philadelphia Consolidated
                            Holding Co.                                       1,875,072
      48,800      @       Proassurance Corp.                                  1,568,920
                                                                          -------------
                                                                              4,849,552
                                                                          -------------
                          INTERNET: 1.9%
      75,100      @       At Road, Inc.                                         998,830
      38,700      @       Digital Insight Corp.                                 963,630
      42,600      @       Digital River, Inc.                                   941,460
      38,400      @       eCollege.com, Inc.                                    708,864
                                                                          -------------
                                                                              3,612,784
                                                                          -------------
                          LEISURE TIME: 0.5%
      11,300      L       Polaris Industries, Inc.                            1,000,954
                                                                          -------------
                                                                              1,000,954
                                                                          -------------
                          LODGING: 1.2%
      71,100              Station Casinos, Inc.                               2,177,793
                                                                          -------------
                                                                              2,177,793
                                                                          -------------
                          MACHINERY - DIVERSIFIED: 1.4%
      95,200              Cognex Corp.                                        2,688,448
                                                                          -------------
                                                                              2,688,448
                                                                          -------------

                    See Accompanying Notes to Financial Statements

ING VP SmallCap Opportunities Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          MISCELLANEOUS
                            MANUFACTURING: 1.0%
       6,300      @       Applied Films Corp.                             $     208,026
      37,160      @       Esco Technologies, Inc.                             1,622,034
                                                                          -------------
                                                                              1,830,060
                                                                          -------------
                          OIL AND GAS: 4.0%
      56,200      @       Evergreen Resources, Inc.                           1,827,062
      31,550              Patina Oil & Gas Corp.                              1,545,635
     110,100      @       Southwestern Energy Co.                             2,631,390
      61,900      @       Unit Corp.                                          1,457,745
                                                                          -------------
                                                                              7,461,832
                                                                          -------------
                          PHARMACEUTICALS: 2.0%
      15,500      @       Pharmaceutical Resources, Inc.                      1,009,825
      85,900      @       VCA Antech, Inc.                                    2,661,182
                                                                          -------------
                                                                              3,671,007
                                                                          -------------
                          RETAIL: 13.4%
      48,045              Applebees Intl., Inc.                               1,886,727
      81,500              CBRL Group, Inc.                                    3,118,190
      69,300     @,L      Chico's FAS, Inc.                                   2,560,635
      28,800      @       Dick's Sporting Goods, Inc.                         1,401,408
     125,850     @,L      HOT Topic, Inc.                                     3,707,540
      43,400              MSC Industrial Direct Co.                           1,193,500
     150,400      @       Pacific Sunwear of California                       3,176,448
      37,500     @,L      Panera Bread Co.                                    1,482,375
      59,900      @       Petco Animal Supplies, Inc.                         1,823,955
      13,800     @,L      PF Chang's China Bistro, Inc.                         702,144
      30,200              Regis Corp.                                         1,193,504
      58,790      @       Sonic Corp.                                         1,800,150
      18,100      @       Tractor Supply Co.                                    703,909
                                                                          -------------
                                                                             24,750,485
                                                                          -------------
                          SEMICONDUCTORS: 5.6%
      83,100     @,L      Actel Corp.                                         2,002,710
     254,100      @       GlobespanVirata, Inc.                               1,494,108
     149,700     @,L      Kulicke & Soffa Industries, Inc.                    2,152,686
     145,300      @       Mattson Technology, Inc.                            1,775,566
      53,600      @       Omnivision Technologies, Inc.                       2,961,400
                                                                          -------------
                                                                             10,386,470
                                                                          -------------
                          SOFTWARE: 4.1%
      70,700      @       Avid Technology, Inc.                               3,393,600
      27,100              Global Payments, Inc.                               1,276,952
     176,500      @       Packeteer, Inc.                                     2,996,970
                                                                          -------------
                                                                              7,667,522
                                                                          -------------
                          TELECOMMUNICATIONS: 4.0%
      54,800              Adtran, Inc.                                        1,698,800
     146,800              Dobson Communications Corp                            964,476
     152,400      @       Foundry Networks, Inc.                              4,169,664
      25,400     @,L      KVH Industries, Inc.                                  697,738
                                                                          -------------
                                                                              7,530,678
                                                                          -------------
                          TOYS/GAMES/HOBBIES: 0.5%
      44,200      @       RC2 Corp.                                             917,150
                                                                          -------------
                                                                                917,150
                                                                          -------------
                          TRANSPORTATION: 1.8%
      45,900      @       Forward Air Corp.                               $   1,262,250
      82,990      @       Knight Transportation, Inc.                         2,128,694
                                                                          -------------
                                                                              3,390,944
                                                                          -------------
                          Total Common Stock
                            (Cost $131,580,424)                             171,251,521
                                                                          -------------
INVESTMENT COMPANIES: 5.8%

                          EQUITY FUND: 5.8%
      91,030      L       iShares Russell 2000 Growth
                            Index Fund                                        5,394,438
      49,200      L       iShares Russell 2000 Index Fund                     5,451,360
                                                                          -------------
                          Total Investment Companies
                            (Cost $8,868,544)                                10,845,798
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $140,448,968)                             182,097,319
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.3%

                 REPURCHASE AGREEMENT: 2.3%
$ 4,230,000      Goldman Sachs Repurchase
                   Agreement dated 12/31/03,
                   0.990%, due 01/02/04, $4,230,233
                   to be received upon repurchase
                   (Collateralized by $12,746,183
                   U.S. Treasury Note 0.000%,
                   Market Value $4,356,900
                   due 08/15/23)                                              4,230,000
                                                                          -------------
                 Total Short-term Investments
                   (Cost $4,230,000)                                          4,230,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $144,678,968)*                         100.1%          $ 186,327,319
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (0.1)               (256,621)
                                                          -----           -------------
                 NET ASSETS                               100.0%          $ 186,070,698
                                                          =====           =============

@    Non-income producing security
L Loaned security, a portion or all of the security is on loan at December 31, 2003

* Cost for federal income tax purposes $144,699,217. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $  43,417,027
                 Gross Unrealized Depreciation                               (1,788,925)
                                                                          -------------
                 Net Unrealized Appreciation                              $  41,628,102
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP Disciplined LargeCap Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 100.0%
                          ADVERTISING: 0.6%
         640              Omnicom Group                                   $      55,891
                                                                          -------------
                                                                                 55,891
                                                                          -------------
                          AEROSPACE/DEFENSE: 2.3%
         700              Boeing Co.                                             29,498
         680              General Dynamics Corp.                                 61,465
         780              Rockwell Collins, Inc.                                 23,423
       1,050              United Technologies Corp.                              99,509
                                                                          -------------
                                                                                213,895
                                                                          -------------
                          AGRICULTURE: 1.4%
       1,760              Altria Group, Inc.                                     95,779
       1,120              Monsanto Co.                                           32,234
                                                                          -------------
                                                                                128,013
                                                                          -------------
                          APPAREL: 0.6%
         810              Nike, Inc.                                             55,453
                                                                          -------------
                                                                                 55,453
                                                                          -------------
                          AUTO MANUFACTURERS: 2.0%
       4,470              Ford Motor Co.                                         71,520
       1,330              General Motors Corp.                                   71,022
         530              Paccar, Inc.                                           45,114
                                                                          -------------
                                                                                187,656
                                                                          -------------
                          AUTO PARTS & EQUIPMENT: 0.2%
       2,130              Delphi Corp.                                           21,747
                                                                          -------------
                                                                                 21,747
                                                                          -------------
                          BANKS: 5.9%
       2,350              Bank of America Corp.                                 189,011
         950              Bank One Corp.                                         43,311
       1,480              SouthTrust Corp.                                       48,440
       1,690              US Bancorp                                             50,328
       2,600              Wachovia Corp.                                        121,134
       1,470              Wells Fargo & Co.                                      86,568
         380              Zions Bancorporation                                   23,305
                                                                          -------------
                                                                                562,097
                                                                          -------------
                          BEVERAGES: 1.9%
       2,140              Coca-Cola Co.                                         108,605
       1,490              PepsiCo, Inc.                                          69,464
                                                                          -------------
                                                                                178,069
                                                                          -------------
                          BIOTECHNOLOGY: 0.7%
       1,101      @       Amgen, Inc.                                            68,042
                                                                          -------------
                                                                                 68,042
                                                                          -------------
                          BUILDING MATERIALS: 0.2%
         460              Vulcan Materials Co.                                   21,882
                                                                          -------------
                                                                                 21,882
                                                                          -------------
                          CHEMICALS: 0.6%
         810              Dow Chemical Co.                                       33,671
         570              Engelhard Corp.                                        17,072
         360      @       Hercules, Inc.                                          4,392
                                                                          -------------
                                                                                 55,135
                                                                          -------------
                          COMMERCIAL SERVICES: 1.8%
       3,130      @       Cendant Corp.                                   $      69,706
         820              H&R Block, Inc.                                        45,403
       1,380              Paychex, Inc.                                          51,336
                                                                          -------------
                                                                                166,445
                                                                          -------------
                          COMPUTERS: 4.9%
       1,650      @       Apple Computer, Inc.                                   35,261
       2,220      @       Dell, Inc.                                             75,391
       6,270      @       EMC Corp.                                              81,008
       2,643              Hewlett-Packard Co.                                    60,710
       1,480              International Business
                            Machines Corp.                                      137,166
         570      @       Lexmark Intl., Inc.                                    44,825
       1,350      @       Network Appliance, Inc.                                27,716
       2,600      X       Seagate Technology, Inc.                                   --
                                                                          -------------
                                                                                462,077
                                                                          -------------
                          COSMETICS/PERSONAL CARE: 2.1%
       2,460              Gillette Co.                                           90,356
       1,130              Procter & Gamble Co.                                  112,864
                                                                          -------------
                                                                                203,220
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 9.7%
       1,070              American Express Co.                                   51,606
         450              Bear Stearns Cos., Inc.                                35,978
         900              Capital One Financial Corp.                            55,161
       4,490              Citigroup, Inc.                                       217,945
         693              Countrywide Financial Corp.                            52,564
         850              Fannie Mae                                             63,801
       3,760              JP Morgan Chase & Co.                                 138,105
         870              Lehman Brothers Holdings, Inc.                         67,181
       1,950              Merrill Lynch & Co., Inc.                             114,368
       2,100              Morgan Stanley                                        121,527
       1,050      @       Providian Financial Corp.                              12,222
                                                                          -------------
                                                                                930,458
                                                                          -------------
                          ELECTRIC: 2.6%
       2,340      @       AES Corp.                                              22,090
       1,280              Centerpoint Energy, Inc.                               12,403
         730              Constellation Energy Group, Inc.                       28,587
         280              Dominion Resources, Inc.                               17,872
       1,420              Edison Intl.                                           31,141
         200              Entergy Corp.                                          11,426
       1,010              Exelon Corp.                                           67,023
         590              Southern Co.                                           17,848
       1,500              TXU Corp.                                              35,580
                                                                          -------------
                                                                                243,970
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 0.2%
         350              Emerson Electric Co.                                   22,663
                                                                          -------------
                                                                                 22,663
                                                                          -------------
                          ELECTRONICS: 0.3%
       2,350      @       Sanmina-SCI Corp.                                      29,634
                                                                          -------------
                                                                                 29,634
                                                                          -------------
                          FOOD: 0.6%
       2,060              Conagra Foods, Inc.                                    54,363
                                                                          -------------
                                                                                 54,363
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP Disciplined LargeCap Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          FOREST PRODUCTS & PAPER: 0.5%
       1,190              Georgia-Pacific Corp.                           $      36,497
         500      @       Louisiana-Pacific Corp.                                 8,940
                                                                          -------------
                                                                                 45,437
                                                                          -------------
                          HAND/MACHINE TOOLS: 0.1%
         260              Snap-On, Inc.                                           8,382
                                                                          -------------
                                                                                  8,382
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 3.0%
       2,240      @       Boston Scientific Corp.                                82,342
       1,090              Guidant Corp.                                          65,618
       2,580              Johnson & Johnson                                     133,283
                                                                          -------------
                                                                                281,243
                                                                          -------------
                          HEALTHCARE - SERVICES: 2.2%
         620      @       Anthem, Inc.                                           46,500
         640      @       Humana, Inc.                                           14,624
       1,510              UnitedHealth Group, Inc.                               87,852
         590      @       WellPoint Health Networks                              57,224
                                                                          -------------
                                                                                206,200
                                                                          -------------
                          HOME FURNISHINGS: 0.2%
         270              Whirlpool Corp.                                        19,616
                                                                          -------------
                                                                                 19,616
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 0.4%
         560              Fortune Brands, Inc.                                   40,034
                                                                          -------------
                                                                                 40,034
                                                                          -------------
                          INSURANCE: 3.5%
       1,140     @@       ACE Ltd.                                               47,219
       2,270              American Intl. Group                                  150,455
         640              Cigna Corp.                                            36,800
         730              Lincoln National Corp.                                 29,470
       1,610              Prudential Financial, Inc.                             67,250
                                                                          -------------
                                                                                331,194
                                                                          -------------
                          INTERNET: 0.8%
         510      @       eBay, Inc.                                             32,941
       1,310      @       Symantec Corp.                                         45,391
                                                                          -------------
                                                                                 78,332
                                                                          -------------
                          MACHINERY - CONSTRUCTION &
                            MINING: 0.2%
         270              Caterpillar, Inc.                                      22,415
                                                                          -------------
                                                                                 22,415
                                                                          -------------
                          MACHINERY - DIVERSIFIED: 0.9%
         820              Deere & Co.                                            53,341
         790              Rockwell Automation, Inc.                              28,124
                                                                          -------------
                                                                                 81,465
                                                                          -------------
                          MEDIA: 2.9%
       1,800      @       Comcast Corp.                                          59,166
         660              McGraw-Hill Cos., Inc.                                 46,147
       3,610      @       Time Warner, Inc.                                      64,944
       1,380              Viacom, Inc.                                           61,244
       1,690              Walt Disney Co.                                        39,428
                                                                          -------------
                                                                                270,929
                                                                          -------------
                          MINING: 0.5%
         740              Alcoa, Inc.                                     $      28,120
         350              Newmont Mining Corp.                                   17,014
                                                                          -------------
                                                                                 45,134
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 5.4%
       1,510              3M Co.                                                128,395
         560              Danaher Corp.                                          51,380
       8,750              General Electric Co.                                  271,075
         760              Honeywell Intl., Inc.                                  25,407
       1,490     @@       Tyco Intl. Ltd.                                        39,485
                                                                          -------------
                                                                                515,742
                                                                          -------------
                          OIL AND GAS: 6.5%
       1,840              ChevronTexaco Corp.                                   158,958
       1,483              ConocoPhillips                                         97,240
         900              Devon Energy Corp.                                     51,534
       5,760              Exxon Mobil Corp.                                     236,159
       1,300              Occidental Petroleum Corp.                             54,912
         350              Sunoco, Inc.                                           17,903
                                                                          -------------
                                                                                616,706
                                                                          -------------
                          PACKAGING AND CONTAINERS: 0.2%
         410      @       Sealed Air Corp.                                       22,197
                                                                          -------------
                                                                                 22,197
                                                                          -------------
                          PHARMACEUTICALS: 4.8%
       1,330              Abbott Laboratories                                    61,978
         980              Eli Lilly & Co.                                        68,923
       1,910              Merck & Co., Inc.                                      88,242
       6,648              Pfizer, Inc.                                          234,874
                                                                          -------------
                                                                                454,017
                                                                          -------------
                          PIPELINES: 0.2%
       2,000              Williams Cos., Inc.                                    19,640
                                                                          -------------
                                                                                 19,640
                                                                          -------------
                          RETAIL: 9.7%
       1,100      @       Bed Bath & Beyond, Inc.                                47,685
       1,000              Best Buy Co., Inc.                                     52,240
       1,580      @       Costco Wholesale Corp.                                 58,744
         710              Federated Department Stores                            33,462
       2,580              Gap, Inc.                                              59,882
       3,850              Home Depot, Inc.                                      136,637
         640              Lowe's Cos., Inc.                                      35,450
       2,970              McDonald's Corp.                                       73,745
         680              RadioShack Corp.                                       20,862
       1,750      @       Staples, Inc.                                          47,775
       1,430      @       Starbucks Corp.                                        47,276
       3,800              Wal-Mart Stores, Inc.                                 201,590
       2,470              Walgreen Co.                                           89,859
         420              Wendy's Intl., Inc.                                    16,481
                                                                          -------------
                                                                                921,688
                                                                          -------------
                          SEMICONDUCTORS: 5.4%
       1,660      @       Altera Corp.                                           37,682
       3,960      @       Applied Materials, Inc.                                88,902
       8,690              Intel Corp.                                           279,818
       1,180              Maxim Integrated Products                              58,764
       1,480              Texas Instruments, Inc.                                43,482
                                                                          -------------
                                                                                508,648
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP Disciplined LargeCap Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)


SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          SOFTWARE: 6.0%
       1,000              Adobe Systems, Inc.                             $      39,300
         510              Autodesk, Inc.                                         12,536
         810      @       Citrix Systems, Inc.                                   17,180
       2,220              Computer Associates Intl., Inc.                        60,695
       1,130              IMS Health, Inc.                                       28,092
       9,420              Microsoft Corp.                                       259,426
       4,490      @       Oracle Corp.                                           59,268
       2,160      @       Siebel Systems, Inc.                                   29,959
       1,530      @       Veritas Software Corp.                                 56,855
                                                                          -------------
                                                                                563,311
                                                                          -------------
                          TELECOMMUNICATIONS: 6.7%
       1,900      @       Avaya, Inc.                                            24,586
       3,880              Bellsouth Corp.                                       109,804
       9,890      @       Cisco Systems, Inc.                                   240,228
         700      @       Comverse Technology, Inc.                              12,313
       1,750              Motorola, Inc.                                         24,623
       2,970      @       Nextel Communications, Inc.                            83,338
         670              Qualcomm, Inc.                                         36,133
         550              Scientific-Atlanta, Inc.                               15,015
       2,380              Verizon Communications, Inc.                           83,490
                                                                          -------------
                                                                                629,530
                                                                          -------------
                          TOYS/GAMES/HOBBIES: 0.5%
         750              Hasbro, Inc.                                           15,960
       1,850              Mattel, Inc.                                           35,650
                                                                          -------------
                                                                                 51,610
                                                                          -------------
                          TRANSPORTATION: 0.8%
         980              United Parcel Service, Inc.                            73,059
                                                                          -------------
                                                                                 73,059
                                                                          -------------
                          Total Common Stock
                            (Cost $8,365,722)                                 9,467,239
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.2%

                 REPURCHASE AGREEMENT: 2.2%
$    204,000     Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $204,011 to be received upon
                   repurchase (Collateralized by $209,000
                   Federal National Mortgage Association,
                   2.500%, Market Value $208,543,
                   due 12/04/06)                                          $     204,000
                                                                          -------------
                 Total Short-Term Investments
                   (Cost $204,000)                                              204,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $8,569,722)*                           102.2%          $   9,671,239
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (2.2)               (206,728)
                                                          -----           -------------

                 NET ASSETS                               100.0%          $   9,464,511
                                                          =====           =============

@    Non-income producing security
@@   Foreign Issuer
X Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

* Cost for federal income tax purposes $8,668,161. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $   1,038,105
                 Gross Unrealized Depreciation                                  (35,027)
                                                                          -------------
                 Net Unrealized Appreciation                              $   1,003,078
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP MagnaCap Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 97.4%
                          AEROSPACE/DEFENSE: 2.9%
      11,850              General Dynamics Corp.                          $   1,071,122
                                                                          -------------
                                                                              1,071,122
                                                                          -------------
                          AGRICULTURE: 4.1%
      27,300              Altria Group, Inc.                                  1,485,666
                                                                          -------------
                                                                              1,485,666
                                                                          -------------
                          APPAREL: 1.5%
       8,100              Nike, Inc.                                            554,526
                                                                          -------------
                                                                                554,526
                                                                          -------------
                          BANKS: 5.5%
      11,100              Bank of America Corp.                                 892,773
      19,000              Wells Fargo & Co.                                   1,118,910
                                                                          -------------
                                                                              2,011,683
                                                                          -------------
                          BUILDING MATERIALS: 1.6%
      21,400              Masco Corp.                                           586,574
                                                                          -------------
                                                                                586,574
                                                                          -------------
                          CHEMICALS: 4.1%
      21,400              Dow Chemical Co.                                      889,598
      15,600              Praxair, Inc.                                         595,920
                                                                          -------------
                                                                              1,485,518
                                                                          -------------
                          COMPUTERS: 2.7%
      42,212              Hewlett-Packard Co.                                   969,610
                                                                          -------------
                                                                                969,610
                                                                          -------------
                          COSMETICS/PERSONAL CARE: 2.5%
      15,700              Kimberly-Clark Corp.                                  927,713
                                                                          -------------
                                                                                927,713
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 14.7%
      17,800              Citigroup, Inc.                                       864,012
      16,100              Fannie Mae                                          1,208,465
      19,800              Freddie Mac                                         1,154,736
      18,300              Merrill Lynch & Co., Inc.                           1,073,295
      18,200              Morgan Stanley                                      1,053,234
                                                                          -------------
                                                                              5,353,742
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 3.2%
      18,200              Emerson Electric Co.                                1,178,450
                                                                          -------------
                                                                              1,178,450
                                                                          -------------
                          ELECTRONICS: 2.9%
      36,000      @@      Koninklijke Philips Electronics NV                  1,047,240
                                                                          -------------
                                                                              1,047,240
                                                                          -------------
                          FOOD: 4.4%
      16,600      @@      Nestle SA ADR                                       1,038,745
       8,650      @@      Unilever NV                                           561,385
                                                                          -------------
                                                                              1,600,130
                                                                          -------------
                          FOREST PRODUCTS & PAPER: 1.8%
      15,000              International Paper Co.                               646,650
                                                                          -------------
                                                                                646,650
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 2.9%
      23,200              Baxter Intl., Inc.                              $     708,064
       6,500              Beckman Coulter, Inc.                                 330,395
                                                                          -------------
                                                                              1,038,459
                                                                          -------------
                          HEALTHCARE - SERVICES: 3.0%
       9,300              Quest Diagnostics                                     679,923
      25,700      @       Tenet Healthcare Corp.                                412,485
                                                                          -------------
                                                                              1,092,408
                                                                          -------------
                          INSURANCE: 6.8%
      15,850              American Intl. Group                                1,050,538
       1,500              John Hancock Financial
                            Services, Inc.                                       56,250
      23,200              Metlife, Inc.                                         781,144
      14,300              Prudential Financial, Inc.                            597,311
                                                                          -------------
                                                                              2,485,243
                                                                          -------------
                          MEDIA: 2.3%
       9,300              Gannett Co., Inc.                                     829,188
                                                                          -------------
                                                                                829,188
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 3.9%
      42,000              Honeywell Intl., Inc.                               1,404,060
                                                                          -------------
                                                                              1,404,060
                                                                          -------------
                          OIL AND GAS: 12.7%
      11,300              Apache Corp.                                          916,430
      16,900      @@      BP PLC ADR                                            834,015
      11,950              ChevronTexaco Corp.                                 1,032,361
      28,100              Exxon Mobil Corp.                                   1,152,100
      13,200      @@      Royal Dutch Petroleum Co.                             691,548
                                                                          -------------
                                                                              4,626,454
                                                                          -------------
                          PHARMACEUTICALS: 3.6%
      30,100              Bristol-Myers Squibb Co.                              860,860
      10,100              Merck & Co., Inc.                                     466,620
                                                                          -------------
                                                                              1,327,480
                                                                          -------------
                          RETAIL: 2.1%
      30,700              McDonald's Corp.                                      762,281
                                                                          -------------
                                                                                762,281
                                                                          -------------
                          SAVINGS AND LOANS: 2.6%
      23,700              Washington Mutual, Inc.                               950,844
                                                                          -------------
                                                                                950,844
                                                                          -------------
                          SEMICONDUCTORS: 1.5%
      17,300              Intel Corp.                                           557,060
                                                                          -------------
                                                                                557,060
                                                                          -------------
                          TELECOMMUNICATIONS: 4.1%
      26,500              SBC Communications, Inc.                              690,855
      22,500              Verizon Communications, Inc.                          789,300
                                                                          -------------
                                                                              1,480,155
                                                                          -------------
                          Total Common Stock
                            (Cost $30,398,373)                               35,472,256
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP MagnaCap Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.7%

                 REPURCHASE AGREEMENT: 2.7%
$ 966,000        Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $966,053 to be received upon
                   repurchase (Collateralized by $990,000
                   Federal Home Loan Bank, 4.500%,
                   Market Value $989,196, due 11/15/12)                   $     966,000
                                                                          -------------
                 Total Short-term Investments
                   (Cost $966,000)                                              966,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $31,364,373)*                          100.1%          $  36,438,256
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (0.1)                (23,703)
                                                          -----           -------------
                 NET ASSETS                               100.0%          $  36,414,553
                                                          =====           =============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

* Cost for federal income tax purposes $31,365,801. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $   5,250,236
                 Gross Unrealized Depreciation                                 (177,781)
                                                                          -------------
                 Net Unrealized Appreciation                              $   5,072,455
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP International Value Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 91.7%

                          AUSTRALIA: 1.1%
     225,100              QBE Insurance Group Ltd.                        $   1,799,207
                                                                          -------------
                                                                              1,799,207
                                                                          -------------
                          BELGIUM: 1.4%
       7,460              Electrabel                                          2,345,538
                                                                          -------------
                                                                              2,345,538
                                                                          -------------
                          BRAZIL: 1.6%
     104,800              Uniao de Bancos Brasileiros SA                      2,614,760
                                                                          -------------
                                                                              2,614,760
                                                                          -------------
                          CANADA: 2.7%
     104,700              Glaxosmithkline PLC                                 2,416,591
      47,100              Encana Corp.                                        1,858,851
       4,600              Encana Corp.                                          181,424
                                                                          -------------
                                                                              4,456,866
                                                                          -------------
                          CHILE: 0.6%
      43,100              Banco Santander Chile SA ADR                        1,024,918
                                                                          -------------
                                                                              1,024,918
                                                                          -------------
                          DENMARK: 3.3%
     129,500              Danske Bank A/S                                     3,042,242
      62,700              TDC A/S                                             2,264,263
                                                                          -------------
                                                                              5,306,505
                                                                          -------------
                          FINLAND: 0.6%
      50,900              UPM-Kymmene OYJ                                       973,482
                                                                          -------------
                                                                                973,482
                                                                          -------------
                          FRANCE: 8.5%
      13,300              Total SA                                            1,230,383
      17,911              Valeo SA                                              717,809
      26,341              Lafarge SA                                          2,355,233
      39,250              Societe Generale                                    3,475,993
      29,550              Aventis SA                                          1,959,033
      20,700              Schneider Electric SA                               1,357,008
      14,650              Total SA                                            2,718,124
                                                                          -------------
                                                                             13,813,583
                                                                          -------------
                          GERMANY: 5.3%
      40,900              RWE AG                                              1,630,222
   1,237,600              Legal & General Group PLC                           2,234,892
      26,000              Deutsche Boerse AG                                  1,427,936
      42,500              Siemens AG                                          3,407,056
                                                                          -------------
                                                                              8,700,106
                                                                          -------------
                          GREECE: 3.2%
      94,100              Alpha Bank A.E.                                     2,850,455
     168,800              Greek Organization of Football
                            Prognostics SA                                    2,428,203
                                                                          -------------
                                                                              5,278,658
                                                                          -------------
                          HONG KONG: 2.2%
   2,426,000              Global Bio-Chem Technology
                            Group Co. Ltd.                                    1,499,923
   3,018,000              Giordano Intl. Ltd.                                 1,399,455
     480,000              China Merchants Holdings
                            Intl. Co. Ltd.                                      633,727
                                                                          -------------
                                                                              3,533,105
                                                                          -------------
                          HUNGARY: 1.0%
     131,500      @       OTP Bank Rt.                                    $   1,693,734
                                                                          -------------
                                                                              1,693,734
                                                                          -------------
                          INDONESIA: 0.3%
     966,000              HM Sampoerna Tbk PT                                   512,275
                                                                          -------------
                                                                                512,275
                                                                          -------------
                          IRELAND: 1.4%
     139,000              Irish Life & Permanent PLC                          2,242,751
                                                                          -------------
                                                                              2,242,751
                                                                          -------------
                          ISRAEL: 1.1%
      31,300              Teva Pharmaceutical
                            Industries ADR                                    1,775,023
                                                                          -------------
                                                                              1,775,023
                                                                          -------------
                          ITALY: 2.4%
     120,350              Banca Fideuram S.p.A.                                 714,996
     293,800              Snam Rete Gas S.p.A.                                1,244,593
     288,700              Enel S.p.A.                                         1,966,114
                                                                          -------------
                                                                              3,925,703
                                                                          -------------
                          JAPAN: 19.1%
      28,700              Takeda Chemical Industries Ltd.                     1,141,567
      36,400              Toyota Motor Corp.                                  1,245,013
     104,000              Fujitsu Ltd.                                          616,162
      15,500              Tokyo Electron Ltd.                                 1,189,734
      88,000              Amano Corp.                                           638,312
      69,400              Shimano, Inc.                                       1,437,604
     195,000              JGC Corp.                                           2,046,619
      31,800              Otsuka Kagu Ltd.                                      985,126
      61,000              Nippon Yusen Kabushiki Kaisha                         277,316
     139,000              Nomura Holdings, Inc.                               2,358,757
         275              Nippon Telegraph &
                            Telephone Corp.                                   1,341,336
      72,000              Nec Corp.                                             534,212
     185,000              Nikko Cordial Corp.                                 1,043,937
      90,700              Marui Co. Ltd.                                      1,150,789
       3,900              Mabuchi Motor Co. Ltd.                                300,858
         113              Japan Retail Fund
                            Investment Corp.                                    727,423
      77,000              Kao Corp.                                           1,568,592
      76,200              Sekisui House Ltd.                                    792,423
         717              NTT Docomo, Inc.                                    1,639,569
      41,700              Familymart Co. Ltd.                                   955,670
         140              Mitsubishi Tokyo Financial
                            Group, Inc.                                       1,091,613
     101,100              Chugai Pharmaceutical Co. Ltd.                      1,453,719
     127,550              Imperial Tobacco Group PLC                          2,515,856
      18,400              Fanuc Ltd.                                          1,109,578
     101,000              Shiseido Co. Ltd.                                   1,229,484
      26,400              Oriental Land Co. Ltd.                              1,633,794
                                                                          -------------
                                                                             31,025,063
                                                                          -------------
                          LUXEMBOURG: 0.6%
      35,850              Rio Tinto PLC                                         986,699
                                                                          -------------
                                                                                986,699
                                                                          -------------
                          MALAYSIA: 1.7%
     696,400              Malayan Banking BHD                                 1,768,616
   1,163,850              Public Bank BHD                                       947,791
                                                                          -------------
                                                                              2,716,407
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP International Value Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
                          MEXICO: 0.7%
     393,800              Wal-Mart de Mexico SA de CV                     $   1,122,464
                                                                          -------------
                                                                              1,122,464
                                                                          -------------
                          NETHERLANDS: 3.1%
      24,400              Koninklijke Philips
                            Electronics NV                                      713,820
      58,350              Royal Dutch Petroleum Co.                           3,055,579
      25,200              Royal Dutch Petroleum Co.                           1,320,228
                                                                          -------------
                                                                              5,089,627
                                                                          -------------
                          NEW ZEALAND: 1.1%
     135,100              Fisher & Paykel Healthcare Corp                     1,123,755
     574,800              Carter Holt Harvey Ltd.                               710,962
                                                                          -------------
                                                                              1,834,717
                                                                          -------------
                          NORWAY: 0.8%
     215,100              Tomra Systems ASA                                   1,304,936
                                                                          -------------
                                                                              1,304,936
                                                                          -------------
                          RUSSIA: 1.1%
      43,881              YUKOS ADR                                           1,803,509
                                                                          -------------
                                                                              1,803,509
                                                                          -------------
                          SINGAPORE: 1.2%
     254,800              United Overseas Bank Ltd.                           1,983,707
                                                                          -------------
                                                                              1,983,707
                                                                          -------------
                          SOUTH AFRICA: 1.7%
     204,050              Gold Fields Ltd. ADR                                2,844,457
                                                                          -------------
                                                                              2,844,457
                                                                          -------------
                          SPAIN: 1.7%
     193,400              Telefonica SA                                       2,848,917
                                                                          -------------
                                                                              2,848,917
                                                                          -------------
                          SWEDEN: 0.4%
      64,400              Swedish Match AB                                      657,846
                                                                          -------------
                                                                                657,846
                                                                          -------------
                          SWITZERLAND: 6.2%
      20,400              Roche Holding AG                                    2,062,252
      38,600              Adecco SA                                           2,492,581
       5,413              Nestle SA                                           1,351,786
      27,600              UBS AG                                              1,888,984
      20,800              Novartis AG                                           954,512
      29,400              Novartis AG                                         1,345,675
                                                                          -------------
                                                                             10,095,790
                                                                          -------------
                          TAIWAN: 0.9%
     150,672      @       Taiwan Semiconductor
                            Manufacturing Co. Ltd.                            1,542,881
                                                                          -------------
                                                                              1,542,881
                                                                          -------------
                          THAILAND: 0.3%
      80,800              BEC World PLC                                         458,829
                                                                          -------------
                                                                                458,829
                                                                          -------------
                          UNITED KINGDOM: 13.1%
     212,800              BAA PLC                                             1,892,332
     125,825              Kingfisher PLC                                        629,783
     165,300              Severn Trent PLC                                    2,214,100
      21,600              HSBC Holdings PLC                                   1,702,512
     128,400              British American Tobacco PLC                        1,770,096
      15,500              GlaxoSmithKline PLC                             $     722,610
     193,400      @       British Sky Broadcasting PLC                        2,438,031
     255,700              Diageo PLC                                          3,362,944
     344,700              BP PLC                                              2,802,889
   1,504,550              Vodafone Group PLC                                  3,738,344
                                                                          -------------
                                                                             21,273,641
                                                                          -------------
                          UNITED STATES: 1.2%
      77,500              Provident Financial PLC                               903,646
      20,700              Schlumberger Ltd.                                   1,132,704
                                                                          -------------
                                                                              2,036,350
                                                                          -------------
                          Total Common Stock
                            (Cost $127,790,328)                             149,622,054
                                                                          -------------
INVESTMENT COMPANIES: 4.9%

                          UNITED STATES: 5.9%
       9,600              iShares MSCI Emerging Markets
                            Index Fund                                        1,573,728
      28,000              Ishares Msci Eafe Index Fund                        3,829,840
     100,000              Ishares Msci United Kingdom
                            Index Fund                                        1,558,000
      40,600              Ishares S&P Europe 350
                            Index Fund                                        2,604,490
                                                                          -------------
                                                                              9,566,058
                                                                          -------------
                          Total Investment Companies
                            (Cost $8,315,658)                                 9,566,058
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $136,105,986)                             159,188,112
                                                                          -------------

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.6%

                 REPURCHASE AGREEMENT: 2.6%
$ 4,160,000      Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $4,160,229 to be received upon
                   repurchase (Collateralized by
                   $12,535,253 U.S. Treasury Note,
                   0.000%, Market Value $4,284,800
                   due 08/15/23)                                              4,160,000
                                                                          -------------
                 Total Short-term Investments
                   (Cost $4,160,000)                                          4,160,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $140,265,986)*                         100.1%          $ 163,348,112
                 OTHER ASSETS AND
                   LIABILITIES-NET                         (0.1)               (211,801)
                                                          -----           -------------
                 NET ASSETS                               100.0%          $ 163,136,311
                                                          =====           =============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt

* Cost for federal income tax purposes $140,834,441. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $  23,124,954
                 Gross Unrealized Depreciation                                 (611,282)
                                                                          -------------
                 Net Unrealized Appreciation                              $  22,513,672
                                                                          =============

                 See Accompanying Notes to Financial Statements

ING VP International Value Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

                                                   PERCENTAGE OF
INDUSTRY                                            NET ASSETS
-----------------------------------------------------------------
Agriculture                                              3.3%
Auto Manufacturers                                       0.8
Auto Parts & Equipment                                   0.4
Banks                                                   14.6
Beverages                                                2.1
Biotechnology                                            0.9
Building Materials                                       1.4
Commercial Services                                      1.9
Computers                                                0.4
Cosmetics/Personal Care                                  1.8
Diversified Financial Services                           5.3
Electric                                                 3.6
Electronics                                              1.6
Engineering & Construction                               2.4
Entertainment                                            2.5
Environmental Control                                    0.8
Equity Fund                                              4.9
Food                                                     0.8
Forest Products & Paper                                  1.0
Gas                                                      0.8
Hand/Machine Tools                                       0.8
Healthcare-Products                                      0.7
Home Builders                                            0.5
Insurance                                                2.5
Investment Companies                                     1.0
Leisure Time                                             0.9
Media                                                    1.8
Mining                                                   2.3
Miscellaneous Manufacturing                              2.5
Oil and Gas                                              9.2
Oil and Gas Services                                     0.7
Pharmaceuticals                                          8.5
Real Estate                                              0.4
Repurchase Agreement                                     2.6
Retail                                                   3.8
Semiconductors                                           1.7
Telecommunications                                       7.3
Transportation                                           0.2
Water                                                    1.4
Other Assets and Liabilities--Net                       (0.1)
                                                       -----
                                                       100.0%
                                                       =====

                 See Accompanying Notes to Financial Statements

ING VP High Yield Bond Portfolio
                                PORTFOLIO OF INVESTMENTS as of December 31, 2003

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
CORPORATE BONDS: 89.0%

                          ADVERTISING: 0.5%
$    100,000              Vertis, Inc., 9.750%,
                            due 04/01/09                                  $     109,125
                                                                          -------------
                                                                                109,125
                                                                          -------------
                          AEROSPACE/DEFENSE: 2.7%
     290,000      #       DRS Technologies Inc, 6.875%,
                            due 11/01/13                                        299,425
     220,000              L-3 Communications Corp.,
                            7.625%, due 06/15/12                                239,525
      25,000              Sequa Corp., 8.875%,
                            due 04/01/08                                         27,250
      55,000              Sequa Corp., 9.000%,
                            due 08/01/09                                         60,913
                                                                          -------------
                                                                                627,113
                                                                          -------------
                          AGRICULTURE: 0.2%
      55,000      #       Dimon, Inc., 7.750%,
                            due 06/01/13                                         56,925
                                                                          -------------
                                                                                 56,925
                                                                          -------------
                          APPAREL: 0.4%
      90,000              Phillips-Van Heusen, 8.125%,
                            due 05/01/13                                         96,075
                                                                          -------------
                                                                                 96,075
                                                                          -------------
                          AUTO PARTS & EQUIPMENT: 1.6%
      30,000              Dana Corp., 10.125%,
                            due 03/15/10                                         35,100
      60,000              Dura Operating Corp.,
                            8.625%, due 04/15/12                                 64,200
      55,000              Rexnord Corp., 10.125%,
                            due 12/15/12                                         60,500
      65,000              Tenneco Automotive, Inc.,
                            10.250%, due 07/15/13                                74,263
     110,000              TRW Automotive, Inc.,
                            11.000%, due 02/15/13                               130,075
                                                                          -------------
                                                                                364,138
                                                                          -------------
                          BUILDING MATERIALS: 0.4%
      40,000      #       Nortek Holdings, Inc., 4.360%,
                            due 05/15/11                                         29,100
      65,000              Nortek Holdings, Inc., 9.875%,
                            due 06/15/11                                         71,988
                                                                          -------------
                                                                                101,088
                                                                          -------------
                          CHEMICALS: 4.6%
     150,000      #       Equistar Funding Corp.,
                            10.625%, due 05/01/11                               166,500
      50,000              IMC Global, Inc., 10.875%,
                            due 06/01/08                                         55,250
     450,000              Lyondell Chemical Co., 9.625%,
                            due 05/01/07                                        479,250
     250,000      #       Nalco Co., 8.875%, due 11/15/13                       266,250
      55,000              PolyOne Corp., 8.875%,
                            due 05/01/12                                         50,875
      50,000      #       Rockwood Specialties
                            Group, Inc., 10.625%,
                            due 05/15/11                                         56,000
                                                                          -------------
                                                                              1,074,125
                                                                          -------------
                          COMMERCIAL SERVICES: 0.9%
$    100,000              Coinmach Corp., 9.000%,
                            due 02/01/10                                  $     109,000
      95,000              Corrections Corp. of America,
                            7.500%, due 05/01/11                                100,225
                                                                          -------------
                                                                                209,225
                                                                          -------------
                          COMPUTERS: 0.1%
      25,000      @@      Seagate Technology
                            HDD Holdings, 8.000%,
                            due 05/15/09                                         27,063
                                                                          -------------
                                                                                 27,063
                                                                          -------------
                          COSMETICS/PERSONAL CARE: 0.4%
     100,000              Chattem, Inc., 8.875%,
                            due 04/01/08                                        103,500
                                                                          -------------
                                                                                103,500
                                                                          -------------
                          DIVERSIFIED FINANCIAL SERVICES: 1.1%
      45,000      #       Bombardier Recreational
                            Products, Inc., 8.375%,
                            due 12/15/13                                         47,250
      55,000     @@,#     Eircom Funding, 8.250%,
                            due 08/15/13                                         61,188
       3,726      #       Hollinger Participation Trust,
                            12.125%, due 11/15/10                                 4,443
     110,000              Technical Olympic USA, Inc.,
                            9.000%, due 07/01/10                                118,800
      20,000      #       Universal City Development
                            Partners, 11.750%,
                            due 04/01/10                                         23,500
                                                                          -------------
                                                                                255,181
                                                                          -------------
                          ELECTRIC: 4.6%
     435,000      #       AES Corp., 8.750%, due 05/15/13                       488,287
      90,000              Allegheny Energy Supply
                            Statutory Trust 2001,
                            10.250%, due 11/15/07                                94,050
     190,000      #       Calpine Corp., 8.750%,
                            due 07/15/13                                        186,200
      60,000              Homer City Funding LLC,
                            8.734%, due 10/01/26                                 64,800
     100,000              Illinois Power Co., 11.500%,
                            due 12/15/10                                        120,500
      55,000              NRG Energy, Inc., 8.000%,
                            due 12/15/13                                         58,094
      50,000      #       PG&E Corp., 6.875%,
                            due 07/15/08                                         54,375
                                                                          -------------
                                                                              1,066,306
                                                                          -------------
                          ELECTRICAL COMPONENTS &
                            EQUIPMENT: 0.4%
      55,000      @@      FIMEP SA, 10.500%, due 02/15/13                        65,175
      30,000      #       General Cable Corp., 9.500%,
                            due 11/15/10                                         32,250
                                                                          -------------
                                                                                 97,425
                                                                          -------------
                          ELECTRONICS: 0.5%
      65,000              Stoneridge, Inc., 11.500%,
                            due 05/01/12                                         77,025
      40,000      #       Viasystems, Inc., 10.500%,
                            due 01/15/11                                         42,900
                                                                          -------------
                                                                                119,925
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP High Yield Bond Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
                          ENTERTAINMENT: 2.2%
$     90,000              Cinemark USA, Inc., 9.000%,
                            due 02/01/13                                  $     101,700
      35,000              Regal Cinemas, Inc., 9.375%,
                            due 02/01/12                                         39,725
      75,000              Six Flags, Inc., 9.750%,
                            due 06/15/07                                         78,656
     250,000              Six Flags, Inc., 9.750%,
                            due 04/15/13                                        264,375
      30,000      #       Six Flags, Inc., 9.625%,
                            due 06/01/14                                         31,500
                                                                          -------------
                                                                                515,956
                                                                          -------------
                          ENVIRONMENTAL CONTROL: 1.9%
     350,000              Allied Waste North America,
                            8.500%,, due 12/01/08                               391,125
      50,000      #       Imco Recycling, Inc., 10.375%,
                            due 10/15/10                                         51,625
                                                                          -------------
                                                                                442,750
                                                                          -------------
                          FOOD: 1.9%
     130,000              Del Monte Corp., 8.625%,
                            due 12/15/12                                        143,000
      65,000      #       Domino's, Inc., 8.250%,
                            due 07/01/11                                         69,956
     140,000      #       Land O' Lakes, Inc., 9.000%,
                            due 12/15/10                                        141,750
      70,000              Roundy's, Inc., 8.875%,
                            due 06/15/12                                         75,075
      20,000              United Agri Products, 8.250%,
                            due 12/15/11                                         20,650
                                                                          -------------
                                                                                450,431
                                                                          -------------
                          FOREST PRODUCTS & PAPER: 2.9%
     145,000              Appleton Papers, Inc., 12.500%,
                            due 12/15/08                                        164,575
      30,000              Georgia-Pacific Corp., 8.875%,
                            due 02/01/10                                         34,350
     280,000              Georgia-Pacific Corp., 9.375%,
                            due 02/01/13                                        323,400
     100,000      #       Millar Western Forest
                            Products Ltd., 7.750%,
                            due 11/15/13                                        104,250
      50,000      @@      Tembec Industries, Inc., 8.625%,
                            due 06/30/09                                         51,750
                                                                          -------------
                                                                                678,325
                                                                          -------------
                          HEALTHCARE - PRODUCTS: 0.4%
      80,000      #       Medex, Inc., 8.875%,
                            due 05/15/13                                         86,400
                                                                          -------------
                                                                                 86,400
                                                                          -------------
                          HEALTHCARE - SERVICES: 2.9%
      35,000              Alliance Imaging, Inc., 10.375%,
                            due 04/15/11                                         37,275
     380,000              Tenet Healthcare Corp., 7.375%,
                            due 02/01/13                                        383,800
     250,000      #       Triad Hospitals, Inc., 7.000%,
                            due 11/15/13                                        253,125
                                                                          -------------
                                                                                674,200
                                                                          -------------
                          HOME BUILDERS: 1.3%
$     40,000              K Hovnanian Enterprises, Inc.,
                            7.750%, due 05/15/13                          $      42,450
       5,000              K Hovnanian Enterprises, Inc.,
                            6.500%, due 01/15/14                                  5,006
     100,000              Ryland Group, Inc., 9.125%,
                            due 06/15/11                                        114,750
      35,000              Standard-Pacific Corp., 7.750%,
                            due 03/15/13                                         37,275
     100,000              WCI Communities, Inc., 10.625%,
                            due 02/15/11                                        113,500
                                                                          -------------
                                                                                312,981
                                                                          -------------
                          HOUSEHOLD PRODUCTS/WARES: 0.5%
     100,000              American Greetings, 11.750%,
                            due 07/15/08                                        116,000
                                                                          -------------
                                                                                116,000
                                                                          -------------
                          IRON/STEEL: 0.6%
     115,000              United States Steel Corp.,
                            9.750%, due 05/15/10                                129,950
                                                                          -------------
                                                                                129,950
                                                                          -------------
                          LEISURE TIME: 1.5%
     320,000      @@      Royal Caribbean Cruises Ltd.,
                            8.000%, due 05/15/10                                350,400
                                                                          -------------
                                                                                350,400
                                                                          -------------
                          LODGING: 6.5%
     250,000              Ameristar Casinos, Inc.,
                            10.750%, due 02/15/09                               288,750
      75,000              Aztar Corp., 9.000%,
                            due 08/15/11                                         82,688
      50,000              Extended Stay America, Inc.,
                            9.875%, due 06/15/11                                 56,250
      25,000              Host Marriott Corp., 7.875%,
                            due 08/01/08                                         26,125
     255,000              MGM Mirage, 8.375%,
                            due 02/01/11                                        290,062
     240,000              Park Place Entertainment Corp.,
                            7.875%, due 03/15/10                                267,000
     285,000              Starwood Hotels & Resorts
                            Worldwide, Inc., 7.875%,
                            due 05/01/12                                        322,049
      70,000              Venetian Casino Resort LLC,
                            11.000%, due 06/15/10                                81,550
      60,000              Wynn Las Vegas Capital Corp.,
                            12.000%, due 11/01/10                                70,650
                                                                          -------------
                                                                              1,485,124
                                                                          -------------
                          MEDIA: 10.8%
      50,000              Block Communications, Inc.,
                            9.250%, due 04/15/09                                 54,000
     250,000      @@      Canwest Media, Inc., 10.625%,
                            due 05/15/11                                        286,874
     250,000      #       CCO Holdings Capital Corp.,
                            8.750%, due 11/15/13                                255,625
      95,000              Charter Communications
                            Holdings Capital Corp.,
                            9.625%, due 11/15/09                                 84,075
      15,000              CSC Holdings, Inc., 7.625%,
                            due 04/01/11                                         15,863

                 See Accompanying Notes to Financial Statements

ING VP High Yield Bond Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
                          MEDIA (CONTINUED)
$    250,000              CSC Holdings, Inc., 10.500%,
                            due 05/15/16                                  $     287,499
      60,000              Dex Media East Finance Co.,
                            12.125%, due 11/15/12                                74,100
      80,000      #       Dex Media, Inc., 8.000%,
                            due 11/15/13                                         84,400
     100,000              DirecTV Holdings LLC, 8.375%,
                            due 03/15/13                                        116,500
      70,000     @@,#     Echostar DBS Corp., 5.750%,
                            due 10/01/08                                         71,138
      35,000              Entravision Communications
                            Corp., 8.125%, due 03/15/09                          37,625
      15,000              Granite Broadcasting Corp.,
                            10.375%, due 05/15/05                                15,056
     155,000      #       Granite Broadcasting Corp.,
                            9.750%, due 12/01/10                                155,388
     250,000              Gray Television, Inc., 9.250%,
                            due 12/15/11                                        280,000
      25,000     @@,#     Hollinger, Inc., 11.875%,
                            due 03/01/11                                         27,281
      35,000              Houghton Mifflin Co., 8.250%,
                            due 02/01/11                                         37,625
      50,000              Houghton Mifflin Co., 9.875%,
                            due 02/01/13                                         55,250
      40,000              Mediacom Capital Corp.,
                            9.500%, due 01/15/13                                 42,600
      35,000      +       Nexstar Finance Holdings, Inc.,
                            3.340%, due 04/01/13                                 25,769
     100,000              Paxson Communications Corp.,
                            10.750%, due 07/15/08                               109,625
      10,000              Salem Communications Holding
                            Corp., 9.000%, due 07/01/11                          10,925
      50,000              Sinclair Broadcast Group, Inc.,
                            8.000%, due 03/15/12                                 54,250
      60,000              Spanish Broadcasting System,
                            9.625%, due 11/01/09                                 64,350
     220,000      #       Telenet Group Holding NV,
                            4.390%, due 06/15/14                                139,700
      40,000      #       Videotron Ltee, 6.875%,
                            due 01/15/14                                         41,500
      65,000      #       Young Broadcasting, Inc.,
                            8.500%, due 12/15/08                                 70,200
                                                                          -------------
                                                                              2,497,218
                                                                          -------------
                          MINING: 0.4%
      90,000              Compass Minerals Group, Inc.,
                            10.000%, due 08/15/11                               101,250
                                                                          -------------
                                                                                101,250
                                                                          -------------
                          MISCELLANEOUS MANUFACTURING: 1.5%
      35,000              SPX Corp., 7.500%, due 01/01/13                        38,238
     290,000      @@      Tyco Intl. Group SA, 6.750%,
                          due 02/15/11                                          318,275
                                                                          -------------
                                                                                356,513
                                                                          -------------
                          OFFICE/BUSINESS EQUIPMENT: 1.3%
      30,000              Xerox Capital Trust I, 8.000%,
                            due 02/01/27                                         29,625
     250,000              Xerox Corp., 7.625%,
                            due 06/15/13                                        271,250
                                                                          -------------
                                                                                300,875
                                                                          -------------
                          OIL AND GAS: 3.2%
$    470,000      #       Chesapeake Energy Corp.,
                            7.500%, due 09/15/13                          $     511,125
      20,000      #       Energy Partners Ltd., 8.750%,
                            due 08/01/10                                         20,900
     120,000              Swift Energy Co., 9.375%,
                            due 05/01/12                                        132,600
      45,000              Westport Resources Corp.,
                            8.250%, due 11/01/11                                 49,725
      25,000      #       Westport Resources Corp.,
                            8.250%, due 11/01/11                                 27,625
                                                                          -------------
                                                                                741,975
                                                                          -------------
                          OIL AND GAS SERVICES: 0.7%
     100,000              Grant Prideco Escrow Corp.,
                            9.000%, due 12/15/09                                110,750
      50,000              Hanover Equipment Trust,
                            8.500%, due 09/01/08                                 53,250
                                                                          -------------
                                                                                164,000
                                                                          -------------
                          PACKAGING AND CONTAINERS: 4.7%
     150,000              BWAY Corp., 10.000%,
                            due 10/15/10                                        164,250
     110,000      @@      Crown European Holdings SA,
                            10.875%, due 03/01/13                               129,938
      50,000      @@      Norampac, Inc., 6.750%,
                            due 06/01/13                                         52,375
     500,000              Owens-Brockway, 8.875%,
                            due 02/15/09                                        550,624
     135,000              Owens-Brockway, 8.250%,
                            due 05/15/13                                        145,631
      50,000              Owens-Illinois, Inc., 7.150%,
                            due 05/15/05                                         51,938
                                                                          -------------
                                                                              1,094,756
                                                                          -------------
                          PHARMACEUTICALS: 1.3%
     250,000              AmerisourceBergen Corp.,
                            7.250%, due 11/15/12                                270,625
      35,000      #       Valeant Pharmaceuticals Intl.,
                            7.000%, due 12/15/11                                 36,225
                                                                          -------------
                                                                                306,850
                                                                          -------------
                          PIPELINES: 3.1%
      50,000              ANR Pipeline Co., 8.875%,
                            due 03/15/10                                         56,500
      50,000      #       Dynegy Holdings, Inc., 9.875%,
                            due 07/15/10                                         56,500
      45,000              EL Paso Corp., 7.875%,
                            due 06/15/12                                         42,750
      46,000              GulfTerra Energy Partners LP,
                            8.500%, due 06/01/10                                 52,440
      95,000              Southern Natural Gas Co.,
                            7.350%, due 02/15/31                                 94,288
     100,000              Southern Natural Gas Co.,
                            8.000%, due 03/01/32                                103,750
      60,000              Tennessee Gas Pipeline Co.,
                            8.375%, due 06/15/32                                 63,975
     150,000              Transcontinental Gas Pipe
                            Line Corp., 8.875%,
                            due 07/15/12                                        178,125
      70,000              Williams Cos., Inc., 8.625%,
                            due 06/01/10                                         78,925
                                                                          -------------
                                                                                727,253
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP High Yield Bond Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
                          REAL ESTATE: 1.6%
$    150,000              Felcor Lodging LP, 9.500%,
                            due 09/15/08                                  $     162,750
     100,000              Felcor Lodging LP, 9.000%,
                            due 06/01/11                                        109,000
      20,000              Host Marriott LP, 9.500%,
                            due 01/15/07                                         22,350
      80,000              La Quinta Properties, Inc.,
                            8.875%, due 03/15/11                                 88,900
                                                                          -------------
                                                                                383,000
                                                                          -------------
                          RETAIL: 1.7%
      80,000              Asbury Automotive Group, Inc.,
                            9.000%, due 06/15/12                                 85,000
      30,000              Dollar General Corp., 8.625%,
                            due 06/15/10                                         33,863
      40,000      #       General Nutrition Centers, Inc.,
                            8.500%, due 12/01/10                                 41,200
      70,000              JC Penney Co., Inc., 8.000%,
                            due 03/01/10                                         80,588
      90,000              Rite Aid Corp., 9.250%,
                            due 06/01/13                                         99,224
      45,000      #       Suburban Energy Finance Corp.,
                            6.875%, due 12/15/13                                 45,675
                                                                          -------------
                                                                                385,550
                                                                          -------------
                          SEMICONDUCTORS: 0.2%
      40,000              Amkor Technology, Inc.,
                            7.750%, due 05/15/13                                 43,100
                                                                          -------------
                                                                                 43,100
                                                                          -------------
                          TELECOMMUNICATIONS: 17.5%
     255,000      #       ACC Escrow Corp., 10.000%,
                            due 08/01/11                                        285,600
     400,000              American Tower Corp., 9.375%,
                            due 02/01/09                                        427,999
     100,000      +       American Tower Escrow Corp.,
                            8.260%, due 08/01/08                                 69,500
      50,000      #       American Towers, Inc., 7.250%,
                            due 12/01/11                                         51,125
     535,000      #       Cincinnati Bell, Inc., 8.375%,
                            due 01/15/14                                        577,799
      25,000              Crown Castle Intl. Corp.,
                            9.375%, due 08/01/11                                 27,875
     100,000              Crown Castle Intl. Corp.,
                            10.750%, due 08/01/11                               113,000
      50,000      #       Dobson Communications Corp.,
                            10.875%, due 07/01/10                                54,750
      25,000              Dobson Communications Corp.,
                            8.875%, due 10/01/13                                 25,438
      65,000              Lucent Technologies, Inc.,
                            6.450%, due 03/15/29                                 51,431
      30,000      #       MetroPCS, Inc., 10.750%,
                            due 10/01/11                                         30,000
     500,000              Nextel Communications, Inc.,
                            9.375%, due 11/15/09                                547,499
      35,000              Nextel Communications, Inc.,
                            6.875%, due 10/31/13                                 37,188
     160,000              Nextel Communications, Inc.,
                            7.375%, due 08/01/15                                172,800
      25,000              Nextel Partners, Inc., 12.500%,
                            due 11/15/09                                         29,125
$    110,000              Qwest Capital Funding, Inc.,
                            6.875%, due 07/15/28                          $      96,250
      45,000      #       Qwest Corp., 9.125%,
                            due 03/15/12                                         51,863
     340,000      #       Qwest Services Corp.,
                            13.500%, due 12/15/10                               414,800
     145,000      #       Qwest Services Corp., 14.000%,
                            due 12/15/14                                        185,238
      50,000      @@      Rogers Wireless
                            Communications, Inc.,
                            9.625%, due 05/01/11                                 60,000
      65,000      #       SBA Communications Corp.,
                            4.350%, due 12/15/11                                 46,150
     315,000      #       Spectrasite, Inc., 8.250%,
                            due 05/15/10                                        337,838
     325,000      #       Western Wireless Corp.,
                            9.250%, due 07/15/13                                344,500
                                                                          -------------
                                                                              4,037,768
                                                                          -------------
                          Total Corporate Bonds
                            (Cost $19,930,202)                               20,689,839
                                                                          -------------

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
COMMON STOCK: 0.0%
                          TELECOMMUNICATIONS: 0.0%
         908      X       Adelphia Business Solutions                                --
         150     X,I      Jordan Telecommunications                               4,455
                                                                          -------------
                          Total Common Stock
                            (Cost $0)                                             4,455
                                                                          -------------
PREFERRED STOCK: 0.9%
                          MEDIA: 0.9%
       1,172      @       Paxson Communications Corp.                           108,117
       1,050              Primedia, Inc.                                        103,164
                                                                          -------------
                          Total Preferred Stock
                            (Cost $201,155)                                     211,281
                                                                          -------------

NUMBER OF
WARRANTS                                                                      VALUE
---------------------------------------------------------------------------------------
WARRANTS: 0.0%
                          BUILDING MATERIALS: 0.0%
         150     @,#,I    Dayton Superior Corp.,
                            Expires 06/15/09                                          2
                                                                          -------------
                                                                                      2
                                                                          -------------
                          TELECOMMUNICATIONS: 0.0%
          25      @,#     American Tower Corp.,
                            Expires 08/01/08                                      3,137
                                                                          -------------
                                                                                  3,137
                                                                          -------------
                          Total Warrants
                            (Cost $4,869)                                         3,139
                                                                          -------------
                          Total Long-Term Investments
                            (Cost $20,136,226)                               20,908,714
                                                                          -------------

                 See Accompanying Notes to Financial Statements

ING VP High Yield Bond Portfolio
                    PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                        VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.9%

                 REPURCHASE AGREEMENT: 9.9%
$  2,310,000     Goldman Sachs Repurchase Agreement
                   dated 12/31/03, 0.990%, due 01/02/04,
                   $2,310,127 to be received upon
                   repurchase (Collateralized by
                   $6,742,000 U.S. Treasury Note,
                   0.000%, Market Value $2,379,521
                   due 08/15/23)                                          $   2,310,000
                                                                          -------------
                 Total Short-Term Investments
                   (Cost $2,310,000)                                          2,310,000
                                                                          -------------
                 TOTAL INVESTMENTS IN
                   SECURITIES (COST
                   $22,446,226)*                           99.8%          $  23,218,714
                 OTHER ASSETS AND
                   LIABILITIES-NET                          0.2                  41,275
                                                          -----           -------------
                 NET ASSETS                               100.0%          $  23,259,989
                                                          =====           =============

@    Non-income producing security
@@   Foreign Issuer
+    Step-up basis bonds. Interest rates shown reflect current effective rates.
I    Illiquid Security
# Securities with purchase pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Trustees.
X Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

* Cost for federal income tax purposes $22,453,191. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                            $     771,279
                 Gross Unrealized Depreciation                                   (5,756)
                                                                          -------------
                 Net Unrealized Appreciation                              $     765,523
                                                                          =============

                 See Accompanying Notes to Financial Statements

                   SHAREHOLDER MEETING INFORMATION (Unaudited)

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING VARIABLE PRODUCTS AND OTHER REGISTRANTS WAS HELD JULY 22, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW

1. To approve a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by the Fund.

2.   Proposal 2 pertains to Portfolios not included in this annual report.

3. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

                                                                          SHARES VOTED
                                                                           AGAINST OR      SHARES        BROKER      TOTAL SHARES
                                           PROPOSAL    SHARES VOTED FOR     WITHHELD      ABSTAINED     NON-VOTE         VOTED
                                           --------    ----------------   -----------     ---------     --------     -------------
     ING VP Growth Opportunities
        Portfolio                              1          3,803,802         199,398        182,083         --          4,185,283
     ING VP Growth Opportunities
        Portfolio                              3          3,767,035         257,969        160,279         --          4,185,283
     ING VP High Yield Bond Portfolio          1          7,846,046         211,063        558,420         --          8,615,529
     ING VP High Yield Bond Portfolio          3          7,985,569         291,413        338,547         --          8,615,529
     ING VP International Value
        Portfolio                              1          6,572,141         192,467        315,837         --          7,080,445
     ING VP International Value
        Portfolio                              3          6,174,978         282,328        623,139         --          7,080,445
     ING VP MagnaCap Portfolio                 1          2,460,530          60,597        264,661         --          2,785,788
     ING VP MagnaCap Portfolio                 3          2,490,930          82,655        212,203         --          2,785,788
     ING VP MidCap Opportunities
        Portfolio                              1          1,657,636         231,858         42,983         --          1,932,477
     ING VP MidCap Opportunities
        Portfolio                              3          1,849,505          30,697         52,275         --          1,932,477
     ING VP SmallCap Opportunities
        Portfolio                              1          7,947,624         299,891        407,653         --          8,655,168
     ING VP SmallCap Opportunities
        Portfolio                              3          7,708,986         395,910        550,272         --          8,655,168

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING VARIABLE PRODUCTS WAS HELD OCTOBER 16, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258.

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW

1. To approve the acquisition of all of the assets of ING VP Large Company Value Portfolio by ING VP MagnaCap Portfolio in exchange for Class S shares of beneficial interest of the ING VP MagnaCap Portfolio and the assumption by ING VP MagnaCap Portfolio of all of the liabilities of ING VP Large Company Value Portfolio, a series of ING Variable Products Trust.

                                                                            SHARES VOTED
                                                               SHARES        AGAINST OR      SHARES        BROKER    TOTAL SHARES
                                                  PROPOSAL    VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE       VOTED
                                                  --------    ---------     -------------   ---------     --------   ------------
     VP Large Company Value                           1        177,869           --           24,779         --         202,648

                           TAX INFORMATION (Unaudited)

Dividends paid during the fiscal year ended December 31, 2003 were as follows:

PORTFOLIO NAME                                    TYPE            PER SHARE AMOUNT
--------------                                    ----            ----------------
Disciplined LargeCap Portfolio
    Class R                                        NII               $  0.0262

MagnaCap Portfolio
    Class R                                        NII               $  0.0819
    Class S                                        NII               $  0.0613

International Value Portfolio
    Class R                                        NII               $  0.1309
    Class S                                        NII               $  0.0848

High Yield Bond Portfolio
    Class R                                        NII               $  0.1653

----------
NII-- Net investment income

Of the ordinary distributions made during the fiscal period ended December 31, 2003, the following percentage qualify for the dividends received deduction available to corporate shareholders:

Disciplined LargeCap Portfolio                    100.00%
MagnaCap Portfolio                                100.00%
International Value Portfolio                         --%
High Yield Bond Portfolio                           0.78%

The foreign taxes paid or withheld of $247,993 in total and $0.02 per share for the International Value Portfolio represents taxes incurred by the Portfolio from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099 DIV regarding the federal tax status of dividends and distributions received by them in the calendar year.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                            TERM OF                                           NUMBER OF
                                           OFFICE AND              PRINCIPAL                PORTFOLIOS IN           OTHER
                             POSITION(S)   LENGTH OF             OCCUPATION(S)               FUND COMPLEX        DIRECTORSHIPS
       NAME, ADDRESS          HELD WITH      TIME                  DURING THE                  OVERSEEN             HELD BY
          AND AGE               TRUST      SERVED(1)            PAST FIVE YEARS               BY TRUSTEE            TRUSTEE
---------------------------- ----------- ------------- ------------------------------------ ------------- -------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)             Trustee   December      Mr. Doherty is President and             116
7337 E. Doubletree Ranch Rd.             1993 -        Partner, Doherty, Wallace,
Scottsdale, AZ 85258                     Present       Pillsbury and Murphy, P.C.,
Born: 1934                                             Attorneys (1996 - Present); and
                                                       Trustee of each of the funds
                                                       managed by Northstar Investment
                                                       Management Corporation (1993 -
                                                       1999).

J. Michael Earley(3)           Trustee   February      President and Chief Executive            116
7337 E. Doubletree Ranch Rd.             2002 -        Officer, Bankers Trust Company,
Scottsdale, AZ 85258                     Present       N.A. (1992 - Present).
Born: 1945

R. Barbara Gitenstein(2)       Trustee   February      President, College of New Jersey         116
7337 E. Doubletree Ranch Rd.             2002 -        (1999 - Present).
Scottsdale, AZ 85258                     Present
Born: 1948

Walter H. May(2)               Trustee   May           Retired. Formerly, Managing              116       Best Prep Charity (1991
7337 E. Doubletree Ranch Rd.             1995 -        Director and Director of Marketing,                - Present).
Scottsdale, AZ 85258                     Present       Piper Jaffray, Inc.; Trustee of
Born: 1936                                             each of the funds managed by
                                                       Northstar Investment Management
                                                       Corporation (1996 - 1999).

Jock Patton(2)                 Trustee   October       Private Investor (June 1997 -            116       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.             1999 -        Present). Formerly Director and                    (January 1999 - Present);
Scottsdale, AZ 85258                     Present       Chief Executive Officer, Rainbow                   JDA Software Group,
Born: 1945                                             Multimedia Group, Inc. (January                    Inc. (January 1999 -
                                                       1999 - December 2001):                             Present):

                                            TERM OF                                           NUMBER OF
                                           OFFICE AND              PRINCIPAL                PORTFOLIOS IN           OTHER
                             POSITION(S)   LENGTH OF             OCCUPATION(S)               FUND COMPLEX        DIRECTORSHIPS
       NAME, ADDRESS          HELD WITH      TIME                  DURING THE                  OVERSEEN             HELD BY
          AND AGE               TRUST      SERVED(1)            PAST FIVE YEARS               BY TRUSTEE            TRUSTEE
---------------------------- ----------- ------------- ------------------------------------ ------------- -------------------------
David W.C. Putnam(3)           Trustee   October       President and Director, F.L. Putnam      116       Anchor International Bond
7337 E. Doubletree Ranch Rd.             1999 -        Securities Company, Inc. and its                   (December 2000 -
Scottsdale, AZ 85258                     Present       affiliates; President, Secretary                   Present); Progressive
Born: 1939                                             and Trustee, The Principled Equity                 Capital Accumulation
                                                       Market Fund. Formerly, Trustee,                    Trust (August 1998 -
                                                       Trust Realty Trust (December Corp.;                Present); Principled
                                                       Anchor Investment Trust; Bow 2000 -                Equity Market Fund
                                                       Present); Ridge Mining Company and                 (November 1996 -
                                                       each of the F.L. Putnam funds                      Present), Mercy Endowment
                                                       managed by Northstar Investment                    Foundation (1995 -
                                                       Foundation Management Corporation                  Present); Director, F.L.
                                                       (1994 - 1999).                                     Putnam Investment
                                                                                                          Management Company
                                                                                                          (December 2001 -
                                                                                                          Present); Asian American
                                                                                                          Bank and Trust Company
                                                                                                          (June 1992 - Present);
                                                                                                          and Notre Dame Health
                                                                                                          Care Center (1991 -
                                                                                                          Present) F.L. Putnam
                                                                                                          Securities Company, Inc.
                                                                                                          (June 1978 - Present);
                                                                                                          and an Honorary Trustee,
                                                                                                          Mercy Hospital (1973 -
                                                                                                          Present).

Blaine E. Rieke(3)             Trustee   February      General Partner, Huntington              116       Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.             2001 -        Partners (January 1997 - Present).                 (January 1998 - Present).
Scottsdale, AZ 85258                     Present       Chairman of the Board and Trustee
Born: 1933                                             of each of the funds managed by ING
                                                       Investment Management Co. LLC
                                                       (November 1998 - February 2001).

Roger B. Vincent(3)            Trustee   February      President, Springwell Corporation        116       Director, AmeriGas
7337 E. Doubletree Ranch Rd.             2002 -        (1989 - Present). Formerly,                        Propane, Inc. (1998 -
Scottsdale, AZ 85258                     Present       Director Tatham Offshore, Inc.                     Present).
Born: 1945                                             (1996 - 2000).

Richard A. Wedemeyer(2)        Trustee   February      Retired. Mr. Wedemeyer was formerly      116       Touchstone Consulting
7337 E. Doubletree Ranch Rd.             2001 -        Vice President - Finance and                       Group (1997 - Present).
Scottsdale, AZ 85258                     Present       Administration, Channel Corporation
Born: 1936                                             (June 1996 - April 2002). Trustee,
                                                       First Choice Funds (1997 - 2001);
                                                       and of each of the funds managed by
                                                       ING Investment Management Co. LLC
                                                       (1998 - 2001).

                                            TERM OF                                           NUMBER OF
                                           OFFICE AND              PRINCIPAL                PORTFOLIOS IN           OTHER
                             POSITION(S)   LENGTH OF             OCCUPATION(S)               FUND COMPLEX        DIRECTORSHIPS
       NAME, ADDRESS          HELD WITH      TIME                  DURING THE                  OVERSEEN             HELD BY
          AND AGE               TRUST      SERVED(1)            PAST FIVE YEARS               BY TRUSTEE            TRUSTEE
---------------------------- ----------- ------------- ------------------------------------ ------------- -------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney(4)         Trustee   February      Chief Executive Officer, ING U.S.        170       Director, Hemisphere,
7337 E. Doubletree Ranch Rd.             2001 -        Financial Services (September 2001                 Inc. (May 2003 -
Scottsdale, AZ 85258                     Present       to present); General Manager and                   Present). Trustee, ING
Born: 1956                                             Chief Executive Officer, ING U.S.                  Investors Trust (February
                                                       Worksite Financial Services                        2002 - Present);
                                                       (December 2000 to present); Member,                Director, Equitable Life
                                                       ING Americas Executive Committee                   Insurance Co., Golden
                                                       (2001 to present); President, Chief                American Life Insurance
                                                       Executive Officer and Director of                  Co., Life Insurance
                                                       Northern Life Insurance Company                    Company of Georgia,
                                                       (2001 to present), ING Aeltus                      Midwestern United Life
                                                       Holding Company, Inc. (2000 to                     Insurance Co., ReliaStar
                                                       present), ING Retail Holding                       Life Insurance Co.,
                                                       Company (1998 to present).                         Security Life of Denver,
                                                       Formerly, ING Life Insurance and                   Security Connecticut Life
                                                       Annuity Company (1997 to November                  Insurance Co., Southland
                                                       2002); ING Retirement Holdings,                    Life Insurance Co., USG
                                                       Inc. (1997 to March 2003). General                 Annuity and Life Company,
                                                       Manager and Chief Executive                        and United Life and
                                                       Officer, ING Worksite Division                     Annuity Insurance Co. Inc
                                                       (December 2000 to October 2001),                   (March 2001 - Present);
                                                       President, ING-SCI, Inc. (August                   Trustee, Ameribest Life
                                                       1997 to December 2000); President,                 Insurance Co., (2001 -
                                                       Aetna Financial Services (August                   2003); Trustee, First
                                                       1997 to December 2000)                             Columbine Life Insurance
                                                                                                          Co., (2001 - 2002);
                                                                                                          Member of the Board,
                                                                                                          National Commission on
                                                                                                          Retirement Policy,
                                                                                                          Governor's Council on
                                                                                                          Economic Competitiveness
                                                                                                          and Technology of
                                                                                                          Connecticut, Connecticut
                                                                                                          Business and Industry
                                                                                                          Association, Bushnell;
                                                                                                          Connecticut Forum; Metro
                                                                                                          Hartford Chamber of
                                                                                                          Commerce; and is
                                                                                                          Chairman, Concerned
                                                                                                          Citizens for Effective
                                                                                                          Government.

                                            TERM OF                                           NUMBER OF
                                           OFFICE AND              PRINCIPAL                PORTFOLIOS IN           OTHER
                             POSITION(S)   LENGTH OF             OCCUPATION(S)               FUND COMPLEX        DIRECTORSHIPS
       NAME, ADDRESS          HELD WITH      TIME                  DURING THE                  OVERSEEN             HELD BY
          AND AGE               TRUST      SERVED(1)            PAST FIVE YEARS               BY TRUSTEE            TRUSTEE
---------------------------- ----------- ------------- ------------------------------------ ------------- -------------------------
John G. Turner(5)              Trustee   October       Chairman, Hillcrest Capital              116       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.             1999 -        Partners (May 2002 - Present);                     Corporation (March 2000 -
Scottsdale, AZ 85258                     Present       President, Turner Investment                       Present); Shopko Stores,
Born: 1939                                             Company (January 2002 - Present).                  Inc. (August 1999 -
                                                       Mr. Turner was formerly Vice                       Present); and M.A.
                                                       Chairman of ING Americas (2000 -                   Mortenson Company (March
                                                       2002); Chairman of ReliaStar United                2002 - Present).
                                                       Services Life Insurance Company
                                                       (1995 - 1998); Chairman of
                                                       ReliaStar Life Insurance Company of
                                                       New York (1995 - 2001); Chairman of
                                                       Northern Life Insurance Company
                                                       (1992 - 2001); Chairman and Trustee
                                                       of the Northstar affiliated
                                                       investment companies (1993 - 2001)
                                                       and Director, Northstar Investment
                                                       Management Corporation and its
                                                       affiliates (1993 - 1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person" as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                  PRINCIPAL
                                                           TERM OF OFFICE                       OCCUPATION(S)
         NAME, ADDRESS                 POSITION(S)         AND LENGTH OF                          DURING THE
          AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                      PAST FIVE YEARS
------------------------------   ---------------------   ------------------   ----------------------------------------------------
OFFICERS:

James M. Hennessy                President and Chief     February 2001 -      President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.     Executive Officer       present              Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258                                                          ING Advisors, Inc., ING Investments, LLC,
Born: 1949                       Chief Operating         June 2000 -          Lexington Funds Distributor, Inc., Express America
                                 Officer                 present              T.C. Inc. and EAMC Liquidation Corp. (since
                                                                              December 2001); Executive Vice President and Chief
                                 Executive Vice          November 1999 -      Operating Officer of ING Funds Distributor, LLC
                                 President and           February 2001        (since June 2000). Formerly, Executive Vice
                                 Secretary                                    President and Chief Operating Officer of ING
                                                                              Quantitative Management, Inc. (October 2001 to
                                                                              September 2002); Senior Executive Vice President
                                                                              (June 2000 to December 2000) and Secretary (April
                                                                              1995 to December 2000) of ING Capital Corporation,
                                                                              LLC, ING Funds Services, LLC, ING Investments,
                                                                              LLC, ING Advisors, Inc., Express America T.C.
                                                                              Inc., and EAMC Liquidation Corp.; and Executive
                                                                              Vice President, ING Capital Corporation, LLC and
                                                                              its affiliates (May 1998 to June 2000) and Senior
                                                                              Vice President, ING Capital Corporation, LLC and
                                                                              its affiliates (April 1995 to April 1998).

Michael J. Roland                Executive Vice          February 2002 -      Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.     President and           present              and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258             Assistant Secretary                          Funds Distributor, LLC, ING Advisors, Inc., ING
Born: 1958                                                                    Investments, LLC (December 2001 to present),
                                 Principal Financial     November 1999 -      Lexington Funds Distributor, Inc., Express America
                                 Officer                 present              T.C. Inc. and EAMC Liquidation Corp. (since
                                                                              December 2001). Formerly, Executive Vice
                                 Senior Vice President   November 1999 -      President, Chief Financial Officer and Treasurer
                                                         February 2002        of ING Quantitative Management, Inc. (December
                                                                              2001 to October 2002); Senior Vice President, ING
                                                                              Funds Services, LLC, ING Investments, LLC, and ING
                                                                              Funds Distributor, LLC (June 1998 to December
                                                                              2001) and Chief Financial Officer of Endeavor
                                                                              Group (April 1997 to June 1998).

Stanley D. Vyner                 Executive Vice          November 1999 -      Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.     President               present              ING Investments, LLC (July 2000 to present) and
Scottsdale, Arizona 85258                                                     Chief Investment Officer of the International
Born: 1950                                                                    Portfolios, ING Investments, LLC (July 1996 to
                                                                              present). Formerly, President and Chief Executive
                                                                              Officer of ING Investments, LLC (August 1996 to
                                                                              August 2000).

                                                                                                 PRINCIPAL
                                                           TERM OF OFFICE                      OCCUPATION(S)
         NAME, ADDRESS                 POSITION(S)         AND LENGTH OF                         DURING THE
          AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                      PAST FIVE YEARS
------------------------------   ---------------------   ------------------   ----------------------------------------------------
Robert S. Naka                   Senior Vice President   November 1999 -      Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.     and Assistant           Present              ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258             Secretary                                    LLC, ING Advisors, Inc., ING Investments, LLC
Born: 1963                                                                    (October 2001 to present) and Lexington Funds
                                                                              Distributor, Inc. (since December 2001). Formerly,
                                                                              Senior Vice President and Assistant Secretary for
                                                                              ING Quantitative Management, Inc. (October 2001 to
                                                                              October 2002); Vice President, ING Investments,
                                                                              LLC (April 1997 to October 1999), ING Funds
                                                                              Services, LLC (February 1997 to August 1999) and
                                                                              Assistant Vice President, ING Funds Services, LLC
                                                                              (August 1995 to February 1997).

Kimberly A. Anderson             Senior Vice President   November 2003 -      Vice President and Assistant Secretary of ING
7337 E. Doubletree Ranch Rd.                             Present              Funds Services, LLC, ING Funds Distributor, LLC,
Scottsdale, AZ 85258                                                          ING Advisors, Inc., ING Investments, LLC (since
Born: 1964                       Vice President          February 2001 -      October 2001) and Lexington Funds Distributor,
                                                         November 2003        Inc. (since December 2001). Formerly, Vice
                                                                              President for ING Quantitative Management, Inc.
                                 Secretary               February 2001 -      (October 2001 to October 2002); Assistant Vice
                                                         August 2003          President of ING Funds Services, LLC (November
                                                                              1999 to January 2001) and has held various other
                                 Assistant Vice          November 1999 -      positions with ING Funds Services, LLC for more
                                 President and           February 2001        than the last five years.
                                 Assistant Secretary

Robyn L. Ichilov                 Vice President and      November 1999 -      Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.     Treasurer               Present              October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                                          August 1997); Accounting Manager, ING Investments,
Born: 1967                                                                    LLC (since November 1995).

J. David Greenwald               Vice President          August 2003 -        Vice President of Mutual Fund Compliance of ING
7337 E. Doubletree Ranch Rd.                             present              Funds Services, LLC (May 2003 - Present). Formerly
Scottsdale, Arizona 85258                                                     Assistant Treasurer and Director of Mutual Fund
Born: 1957                                                                    Compliance and Operations of American Skandia, A
                                                                              Prudential Financial Company (October 1996 - May
                                                                              2003).

Lauren D. Bensinger              Vice President          February 2003 -      Vice President and Chief Compliance Officer, ING
7337 E. Doubletree Ranch Rd.                             Present              Funds Distributor, LLC. (July 1995 - Present);
Scottsdale, Arizona 85258                                                     Vice President (February 1996 - Present) and Chief
Born: 1954                                                                    Compliance Officer (October 2001 - Present) ING
                                                                              Investments, LLC; Vice President and Chief
                                                                              Compliance Officer, ING Advisors, Inc. (July 2000
                                                                              - Present), Vice President and Chief Compliance
                                                                              Officer, ING Quantitative Management, Inc. (July
                                                                              2000 - September 2002), and Vice President, ING
                                                                              Fund Services, LLC (July 1995 - Present).

                                                                                                 PRINCIPAL
                                                           TERM OF OFFICE                      OCCUPATION(S)
         NAME, ADDRESS                 POSITION(S)         AND LENGTH OF                         DURING THE
          AND AGE                 HELD WITH THE TRUST      TIME SERVED(1)                      PAST FIVE YEARS
------------------------------   ---------------------   ------------------   ----------------------------------------------------
Todd Modic                       Vice President          August 2003 -        Vice President of Financial Reporting-Fund
7337 E. Doubletree Ranch Rd.                             present              Accounting of ING Funds Services, LLC (September
Scottsdale, AZ 85258                                                          2002 to present). Formerly Director of Financial
Born: 1967                       Assistant Vice          August 2001 -        Reporting of ING Investments, LLC (March 2001
                                 President               August 2003          to September 2002). Director of Financial Reporting,
                                                                              Axient Communications, Inc. (May 2000 to January
                                                                              2001) and Director of Finance, Rural/Metro
                                                                              Corporation (March 1995 to May 2000).

Huey P. Falgout, Jr.             Secretary               August 2003 -        Counsel, ING U.S. Financial Services (November
7337 E. Doubletree Ranch Rd.                             present              2002 - Present). Formerly, Associate General
Scottsdale, Arizona 85258                                                     Counsel of AIG American General (January 1999 -
Born: 1963                                                                    November 2002) and Associate General Counsel of
                                                                              Van Kampen, Inc. (April 1992 - January 1999).

Susan P. Kinens                  Assistant Vice          February 2003 -      Assistant Vice President and Assistant Secretary,
7337 E. Doubletree Ranch Rd.     President and           present              ING Funds Services, LLC (December 2002 - Present);
Scottsdale, AZ 85258             Assistant Secretary                          and has held various other positions with ING
Born: 1976                                                                    Funds Services, LLC for the last five years.

Maria M. Anderson                Assistant Vice          August 2001 -        Assistant Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.     President               present              LLC (since October 2001). Formerly, Manager of
Scottsdale, AZ 85258                                                          Fund Accounting and Fund Compliance, ING
Born: 1958                                                                    Investments, LLC (September 1999 to November
                                                                              2001); Section Manager of Fund Accounting, Stein
                                                                              Roe Mutual Funds (July 1998 to August 1999); and
                                                                              Financial Reporting Analyst, Stein Roe Mutual
                                                                              Funds (August 1997 to July 1998).

Theresa Kelety                   Assistant Secretary     August 2003 -        Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree Ranch Rd.                             present              Present). Formerly, Senior Associate with Shearman
Scottsdale, Arizona 85258                                                     & Sterling (February 2000 - April 2003) and
Born: 1963                                                                    Associate with Sutherland Asbill & Brennan (1996 -
                                                                              February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

A prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at 1-800-366-0066. Please read the prospectus carefully before you invest or send money. The Portfolio's proxy voting record will be available without charge on or about August 31, 2004; and on the Portfolio's website at www.ingfunds.com and on the SEC's website at www.sec.gov.


[ING FUNDS LOGO]
                                                               VPTRAR1203-021804

ANNUAL REPORT

ANNUAL REPORT

December 31, 2003

CLASS S

[GRAPHIC]

DOMESTIC EQUITY GROWTH PORTFOLIOS
ING VP Growth Opportunities Portfolio
ING VP Largecap Growth Portfolio
ING VP Midcap Opportunities Portfolio
ING VP Smallcap Opportunities Portfolio

DOMESTIC EQUITY VALUE PORTFOLIOS
ING VP Magnacap Portfolio

DOMESTIC EQUITY AND INCOME PORTFOLIO
ING VP Convertible Portfolio

INTERNATIONAL EQUITY PORTFOLIO
ING VP International Value Portfolio


[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                                                             1

Market Perspective                                                             2

Portfolio Managers' Reports                                                    4

Index Descriptions                                                            18

Independent Auditors' Report                                                  19

Statements of Assets and Liabilities                                          20

Statements of Operations                                                      22

Statements of Changes in Net Assets                                           24

Financial Highlights                                                          28

Notes to Financial Statements                                                 35

Portfolios of Investments                                                     44

Shareholder Meeting Information                                               60

Tax Information                                                               61

Trustee and Officer Information                                               62

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]

JAMES M. HENNESSY

Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the semi-annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism never the less.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

The reasons for renewed confidence reach beyond the shores of the U.S. as well. Overall, world markets are reporting strong gains. This is certainly true of Japan, where the economy has been showing welcome signs of recovery in recent months. That recovery, in turn, has helped trigger increases in business activity and consumer confidence there.

We are seeing similar surges in consumer confidence in several key European markets, and, although, some European markets remain sluggish, overall, financial benchmarks from Europe reflect steady growth. Markets in the United Kingdom, in particular, are reporting impressive returns, thanks in no small part to England's robust housing market as well as strong figures coming from the consumer in that country.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Portfolio affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate market timing in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

We consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
February 16, 2004

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2003

In 2003 GLOBAL EQUITIES recorded their first year of positive returns since 1999. As measured by the Morgan Stanley Capital International ("MSCI") World Index, global stocks rose 33.8% for the year. For the second half of 2003, global stocks returned 19.8%. In both figures about three quarters of the return was due to stock market movements and the rest to dollar weakness. The dollar occupied the financial spotlight for much of the second six months. Japanese and particularly Chinese government intervention to keep their currencies low against the dollar underscored frustration in the U.S. that signs of an improving economy were not being accompanied by job growth. However, the dollar weakened against the freely floating euro and other European currencies as even increasingly impressive economic reports from the U.S. could not banish fears about its large trade and budget deficits. For the second six months of the period, the euro appreciated 9.8% against the dollar, 20.2% for all of 2003. At year-end, the Bank of Japan announced that it had spent an astonishing $187 billion in 2003 to stem the rise in the yen.

Most U.S. FIXED INCOME classes had a much more subdued second six months as one might expect in a strong environment for equities. Bond prices were supported by the apparent absence of any inflationary pressures and the belief that until they appear, the Federal Reserve ("Fed") will not raise interest rates. For the six-month period, the Lehman Brothers Aggregate Bond Index of investment grade bonds returned 0.17%, much less than the average coupon. For the year, the total return was 4.10%. Within this the Lehman Brothers U.S. Corporate Investment Grade Index returned 0.49% for the second six months and the U.S. Treasury Index lost 1.45%. For 2003, these indices returned 8.24% and 2.24%, respectively. There was a pronounced steepening of the yield curve as ten-year Treasury yields rose from 3.53% at the end of June to 4.26% at year end while the 90-day Treasury Bill yield rose just 7 basis points to 91 basis points, never spending a day above 100 basis points. By contrast, 2003 was the year in which the high yield market redeemed itself after several years of disappointing performance. The rally that began late in October of 2002 continued throughout 2003, leading to the best high yield market performance since 1991. For the year, the high yield market returned 28.97%. While 2002 was a year that was marred by fraud and corporate malfeasance, 2003 was a year of balance sheet repair. Many troubled issuers resorted to creative financing techniques to take out bank debt and to refinance and extend maturities. Bond prices for most issuers rose as this future refinancing risk was far outweighed by the immediate benefit of a significantly diminished near- to medium- term risk of default. The declining default risk was manifested throughout the year by a fall in the default rate from a peak of 11.7% in February 2002 to 5.26% in December 2003.

THE U.S. EQUITIES market returned 15.2% in the second half of 2003 based on the Standard & Poor's ("S&P") 500 Index including dividends and returned 28.71% for the whole year. At current price-to-earnings levels, 18 times 2004 earnings, many are worried about valuations after the tremendous rebound from the lows in early March. Much of the recent acceleration in gross domestic product ("GDP"), to 8.2% growth in the third quarter and the strength in consumer demand, has come from the effect of large tax cuts, the mortgage refinancing boom as interest rates declined and an accommodative monetary policy by which the Fed has kept real short term interest rates negative, even with very tame inflation. Corporate profits have improved and balance sheets have been repaired, without question, but this in large measure has been based on cost cutting and a lack of hiring. Only from about the middle of the last quarter did the level of new unemployment claims break convincingly below the 400,000 level. This has restrained employment costs both because the number of employees has been kept down and because their wage bargaining power has accordingly remained low. Some commentators argue that these bullish forces are surely unsustainable. The bulls say this is just the "wall of worry" that markets tend to climb, that employment growth will reinvigorate demand and that major indices are still well off their all time highs. True, the advance in 2003 was powered by smaller, lower quality stocks but this is natural as sentiment improves after a bear market. By the end of 2003, the recovery was becoming more broadly based and there is still plenty of appreciation left in the bigger companies, say the optimists.

In INTERNATIONAL MARKETS, Japan soared 32.1% in dollar terms in the second half of 2003 based on the MSCI Japan Index, slightly more than half of this due to the strength of the yen despite the efforts of the Bank of Japan, as noted earlier, to hold it down. For the year, Japanese stocks returned 35.9%. By the end

                 See accompanying index descriptions on page 18.

of the year the broad market was trading at just over 18 times earnings for 2004, similar to the S&P 500. Since the semi-annual report, the news has been mixed for Japanese business. The good news of the seventh consecutive quarter of economic growth, rising machinery orders and industrial production was soured by the realization that it was entirely driven by exports, with domestic demand weak. Japan's twin problems: chronic deflation and a banking system paralyzed by non-performing loans remain to be solved. Much of the strength of the Japanese market seems to have been fueled by foreign money, with the local investor still not convinced. European excluding United Kingdom ("ex UK") markets advanced 26.7% in dollars in the last six months of 2003, including nearly 10% currency appreciation, according to the MSCI Europe ex UK Index. By the end of 2003, dollar investors had a gain of 42.6% for the year and markets in this region were still trading on average at just 14.6 times 2004 earnings. Third quarter GDP managed a 0.4% increase after a decline in the second quarter. As in Japan, this was entirely sourced from exports despite the strengthening euro, since consumer spending was stagnant and business investment down.

Nonetheless industrial production in France and Germany, over half of the Eurozone's economy, was rising smartly by the end of the year and unemployment edging down. German business confidence rose to the highest in three years. Many commentators believe that regional stocks are cheap in relation to earnings growth projected to be more than 20% in 2004 and that the rally is not over. The UK market gained 22.3% in dollars in the second half of 2003, nearly half of this due to currency, according to the MSCI UK Index. For the whole year, the dollar return was 32.1%. At those levels the UK market was trading at about 18 times 2004 earnings, again similar to the S&P 500. As in other regions, UK business and economic prospects improved during the six months. But there was more to this than exports. Services, manufacturing and construction were all accelerating by year-end. Third quarter GDP growth was revised up to 0.8% over the second quarter, while the unemployment rate fell to 5%, the lowest in decades. In November, the Bank of England became the first of the world's major central banks to raise interest rates.

                 See accompanying index descriptions on page 18.

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. - the Sub-Adviser.

GOAL: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital through investment in a portfolio consisting primarily of common stocks of U.S. companies that the managers feel have above-average prospects for growth.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 32.45%, compared to the Russell MidCap Growth Index, which returned 42.71%.

PORTFOLIO SPECIFICS: The management team focuses on three major elements in its stock selection process: 1) earnings growth, 2) reasonable valuation, and 3) relative price strength. Also, for risk control, the Fund is well diversified with more than 65 names at all times, maintains a maximum position size of 3% of total Fund assets and avoids both low quality companies and stocks with a share price below $5. Investment performance over the past six months was significantly influenced by both sector allocation and stock selection, but the portfolio's underweighted position in the sharply advancing technology sector was probably the most important reason why the Fund did not perform as well as the benchmark. The Fund's three most heavily weighted sectors have been technology, health care and consumer discretionary and have accounted for approximately two-thirds of the Fund's total assets. Stocks in these sectors all participated in the markets' advance over the reporting period and contributed heavily to the Fund's gain. Technology and consumer discretionary weightings were slightly increased in the past six months, with new investments in these stock groups including Adobe Systems, Agilent Technologies, Leapfrog Enterprises, Panera Bread and Michaels Stores. The managers have reduced exposure to the both the health care and energy sectors during the most recent six-month period and while stock selection was helpful in producing recent returns, benchmark issues generally outperformed the Fund's holdings. The positions in Nabors Industries and Devon Energy were reduced, but because the entire energy sector underperformed, the overall sector exposure hindered the Fund's relative performance.

MARKET OUTLOOK: Recent statistics suggest that the U.S. economy is recovering from its three-year downturn even more strongly than most forecasters had anticipated. With solid gains in corporate earnings, low ongoing levels of inflation and improving consumer and investor confidence, the outlook for the stock market has become increasingly positive. In our opinion, however, it would be unrealistic to expect future annual gains to continue at the pace that we have seen thus far in 2003. While our investment discipline does not depend on either our economic or stock market forecast, we continue to be broadly diversified and fully invested, focusing on stocks chosen for their bottom line earnings improvement, relative price strength and reasonable valuation.

Portfolio Managers' Report              ING VP GROWTH OPPORTUNITIES PORTFOLIO

[CHART]

            ING VP GROWTH OPPORTUNITIES PORTFOLIO   RUSSELL MIDCAP GROWTH INDEX  RUSSELL MIDCAP INDEX   RUSSELL 3000 INDEX
5/3/2001                  $ 10,000                            $ 10,000                  $ 10,000              $ 10,000
12/31/2001                $  7,957                            $  9,136                  $  9,714              $  9,331
12/31/2002                $  5,449                            $  6,632                  $  8,142              $  7,321
12/31/2003                $  7,217                            $  9,465                  $ 11,403              $  9,595

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   5/3/01
                                                     ------               ---------------
         Class S                                     32.45%                  -11.53%
         Russell MidCap Growth Index                 42.71%                   -2.04%(1)
         Russell MidCap Index                        40.06%                    5.05%(1)
         Russell 3000 Index                          31.06%                   -1.54%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Growth Opportunities Portfolio against the Russell MidCap Growth Index, Russell MidCap Index and the Russell 3000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desirable price. From time to time, the stock market may not favor the growth securities in which the Portfolio invests.

                 See accompanying index descriptions on page 18.

ING VP LARGECAP GROWTH PORTFOLIO                      Portfolio Managers' Report

PORTFOLIO MANAGER: Andrew J. Shilling, Senior Vice President and Partner, Wellington Management Company, LLP, the Sub-Adviser effective June 4, 2003.

GOAL: The ING VP LargeCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation by investing in equity securities of large U.S. companies.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 33.01%, compared to the Russell 1000 Growth Index, which returned 29.75%.

PORTFOLIO SPECIFICS: During the year ended December 31, 2003, all ten sectors of the Russell 1000 Growth Index posted positive returns. For much of the year, lower quality and/or more volatile names attracted the most investor interest in the market. This subsequently gave way to more of a focus on valuation, late in the period. Generally stated, the outperformance of speculative shares in the market was largely driven by a shift in investor risk aversion from extreme pessimism to a more normal level.

Our investment approach is very much a "bottom-up" process; we pick stocks one at a time based on the fundamentals of each holding. We seek undervalued growth companies with sustainable growth potential as exhibited by characteristics such as competitive advantage, strong financial position, and a demonstrated management team. The Portfolio's industry weights are a fall-out of our "bottom-up" investment process.

Against the backdrop of continued improvement in the economic and investment spending environment, the Portfolio's Information Technology and Consumer Discretionary holdings were primary drivers of returns during the period. Within Information Technology, Yahoo! (internet software & services) was a top contributor. Internet companies fared well as a degree of confidence returned to investors, benefiting more speculative names in the market. Applied Materials (semiconductor equipment) was also a top contributor to Portfolio returns. A pick-up in pricing and unit sales drove a recovery in the semiconductor industry. Within the Consumer Discretionary sector, media industry holdings were a strong driver of returns, as advertising growth strengthened, bolstered by the improving economy and job market. Strong contributors to Portfolio performance included Univision Communications and Omnicom. For the Portfolio overall, the bottom two detractors from returns were Seagate Technology (computers & peripherals) and Schering-Plough (pharmaceuticals), which was impacted by the market's concern over pharmaceutical patent expirations.

The Portfolio's outperformance versus the benchmark during the period was primarily due to strong stock selection. Stock selection was strongest within the Health Care and Financials sectors. Partially offsetting these results were weaker relative returns within the Information Technology sector, though the sector was a primary driver of absolute Portfolio returns, as noted above. In other words, our Information Technology sector holdings returned less than the benchmark holdings, in total. This can be attributed to our focus on finding traditional growth stocks at reasonable valuations, versus the market's relatively greater focus on higher beta names for much of the period, as discussed above.

Sector allocation had a positive effect on the Portfolio's outperformance versus the benchmark. Our investment approach is based on investing in sectors that have the potential to outperform the market long-term. In keeping with this, the Portfolio benefited from our elimination of holdings in the Consumer Staples sector, which underperformed other sectors in the growth index.

MARKET OUTLOOK: The Portfolio is well positioned to benefit from our continued constructive outlook about the economy and corporate profits. We believe the consumption environment will be sound next year, bolstered by more jobs, tax cuts and an improving net worth position of households. Our outlook for capital spending is even better. After more than two years of downsizing, corporations are faced with an aging capital stock and we expect that they will use the continued profits expansion to upgrade their investments, especially in the technology area.

Our strategy is to build a diversified portfolio on a stock-by-stock basis, identifying companies with sustainable strong revenue, earnings, and cash flow growth. Currently, this results in an overweight position in the information technology, consumer discretionary and financials sectors. The Portfolio is now underweight the industrials and health care sectors, while having no holdings in consumer staples, energy, materials, or utilities.

Portfolio Managers' Report              ING VP LARGE CAP GROWTH PORTFOLIO

[CHART]

               ING VP LARGECAP GROWTH PORTFOLIO    RUSSELL 1000 GROWTH INDEX    S&P 500 INDEX
8/2/2001                 $    10,000                      $    10,000            $    10,000
12/31/2001               $     9,660                      $     9,517            $     9,537
12/31/2002               $     6,298                      $     6,863            $     7,430
12/31/2003               $     8,378                      $     8,905            $     9,563

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   8/2/01
                                                     ------               ---------------
         Class S                                     33.01%                   -7.07%
         Russell 1000 Growth Index                   29.75%                   -4.69%(1)
         S&P 500 Index                               28.71%                   -1.83%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP LargeCap Growth Portfolio against the Russell 1000 Growth Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 8/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in companies that the portfolio managers believe have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility and less liquidity than a fund that emphasizes other styles. The Portfolio may invest in mid-sized companies, which may be more susceptible to price swings than larger companies. International investing does pose special risks including currency fluctuations, economical and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. Exchange Traded Index Funds (ETF) present risks similar to those of an investment in the underlying securities held by the ETF. Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The use of certain derivatives may increase the volatility of the Portfolio.

                 See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. - the Sub-Adviser. GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 36.69%, compared to the Russell MidCap Growth Index, which returned 42.71%.

PORTFOLIO SPECIFICS: Stock selection in the consumer discretionary and telecommunications sectors contributed positively to the Portfolio's performance. Conversely, stock selection in the industrials, materials, and consumer staples sectors was a drag on performance. The strategy to underweight health care contributed positively to relative results as the sector did not perform as well as the benchmark, while our heavily overweighted position in the energy sector hurt performance as the sector performance did not fully reflect the positive fundamentals underlying the industry. The largest individual positive contributors to performance during the year were Network Appliance, Altera and Veritas Software. The largest individual negative contributors to performance were Delta Air Lines, LSI Logic and BMC Software.

During the year, we continued to add to our positions in the technology sector. There were three reasons why we took this action: (1) an earnings turnaround wherein many companies began to report year-over-year earnings improvement; (2) improving relative price strength for many companies in the sector and (3) the market's strong preference for higher beta stocks. On the other hand, we reduced our position in the financials sector from nearly a market weight earlier in the year to an underweighting in the fourth quarter as some of our holdings began to show declines in earnings growth and relative strength. Overall, the largest negative influence on full year results was the materials sector, where we were underweighted in a strongly performing sector and our individual stock selections within the sector did not perform well.

MARKET OUTLOOK: The Federal Reserve has clearly indicated that inflation is under control and that rate increases may not be necessary for quite some time. With the economy, corporate profits, capital spending, and consumer sentiment all improving, this is a very hospitable environment for rising stock prices. We continue to build the portfolio on a stock-by-stock basis using fundamental and relative strength analysis. The key to our selection process rests on identifying companies with improving earnings, positive relative price strength, and reasonable valuations. Looking ahead, there appear to be many opportunities in the mid-cap growth market and we believe that our process may capture the returns of mid-cap growth stocks for the patient investor.

Portfolio Managers' Report              ING VP MIDCAP OPPORTUNITIES PORTFOLIO

[CHART]

            ING VP MIDCAP OPPORTUNITIES PORTFOLIO  RUSSELL MIDCAP GROWTH INDEX  RUSSELL MIDCAP INDEX
5/7/2001                  $ 10,000                           $ 10,000                 $ 10,000
12/31/2001                $  8,507                           $  9,136                 $  9,714
12/31/2002                $  6,296                           $  6,632                 $  8,142
12/31/2003                $  8,605                           $  9,465                 $ 11,403

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   5/7/01
                                                     ------               ---------------
         Class S                                     36.69%                   -5.51%
         Russell MidCap Growth Index                 42.71%                   -2.04%(1)
         Russell MidCap Index                        40.06%                    5.05%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table graph and do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. Securities of mid-sized companies may be more susceptible to price swings and less liquid than investments in larger companies. From time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

                 See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew Price, CFA and David Campbell, Aeltus Investment Management, Inc. - the Sub-Adviser.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks capital appreciation through investing primarily in common stocks of smaller, lesser-known U.S. companies.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 38.36% compared to the Russell 2000 Growth Index, which returned 48.54%.

PORTFOLIO SPECIFICS: Stock selection in the consumer discretionary and industrials sectors contributed positively to the Portfolio's performance. Stock selection in the financials and health care sectors was a drag on performance. An overweight position in the strong performing technology sector helped results, while our slight overweight position in the underperforming consumer discretionary sector hurt performance. The largest individual positive contributors to performance during the year were Omnivision Technologies, Foundry Networks, and Cognizant Technology. The largest individual negative contributors to performance were First Horizon Pharmaceuticals, Asyst Technology, and aaiPharma.

During the year, we continued to add to our positions in the technology sector. There were three reasons why we took this action: (1) an earnings turnaround wherein many companies began to report year-over-year earnings improvement; (2) improving relative price strength for many companies in the sector, and (3) the market's strong preference for higher beta stocks. On the other hand, we reduced our position in the financials sector from nearly a market weight earlier in the year to an underweighting in the fourth quarter as some of our holdings underperformed both the market and the sector. Overall, the largest negative influence on full year results was the health care sector, where we were modestly overweighted in a strongly performing sector, but our individual stock selections did not perform well.

MARKET OUTLOOK: The Federal Reserve has clearly indicated that inflation is under control and that rate increases may not be necessary for quite some time. With the economy, corporate profits, capital spending, and consumer sentiment all improving, this is a very hospitable environment for rising stock prices. We continue to build the portfolio on a stock-by-stock basis using fundamental and relative strength analysis. The key to our selection process rests on identifying companies with improving earnings, positive relative price strength, and reasonable valuations. Looking ahead, there appear to be many opportunities in the small-cap growth market, and we believe that our process may capture the returns of small-cap growth stocks for the patient investor.

Portfolio Managers' Report             ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

[CHART]

              ING VP SMALLCAP OPPORTUNITIES PORTFOLIO    RUSSELL 2000 GROWTH INDEX     RUSSELL 2000 INDEX
5/3/2001                    $  10,000                            $  10,000                 $  10,000
12/31/2001                  $   8,610                            $   9,537                 $  10,166
12/31/2002                  $   4,844                            $   6,651                 $   8,084
12/31/2003                  $   6,702                            $   9,880                 $  11,904

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   5/3/01
                                                     ------               ---------------
         Class S                                     38.36%                  -13.95%
         Russell 2000 Growth Index                   48.54%                   -0.45%(1)
         Russell 2000 Index                          47.25%                    6.75%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. From time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or large company stocks or may not favor equities at all. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desirable price.

                 See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by William F. Coughlin, CFA, Aeltus Investment Management, Inc. - the Sub-Adviser.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 30.68%, compared to the Russell 1000 Value Index, which returned 30.03%.

PORTFOLIO SPECIFICS: The investment team focuses on high quality companies selling at low price to earnings multiples. The Portfolio is well diversified, with exposure to all the major economic sectors and remains sensitive to the sector weighting of its Russell 1000 Value Index benchmark. During 2003, the positive effect of security selection was partially offset by the negative impact of sector allocation. The Portfolio's largest sector exposure was a 27.6% weighting in financial services, well below the 35.5% benchmark weighting. While this underweighting had a negative allocation impact on results (the sector return exceeded the overall benchmark return), the poor performance of several holdings (Fannie Mae and Freddie Mac) had a decidedly more negative overall effect. On the other hand, the most positive influence on results was strong stock selection in the technology and utilities sectors. This was closely followed by the overall contribution from overweighting the industrial sector complemented by strong stock selection. Performance of the rest of the Portfolio was very much in line with the benchmark.

MARKET OUTLOOK: Recent statistics suggest that the U.S. economy is recovering from its three-year downturn even more strongly than most forecasters had anticipated. With solid gains in corporate earnings, low ongoing levels of inflation and improving consumer and investor confidence, the outlook for the stock market has become increasingly positive. In our opinion, however, it would be unrealistic to expect future annual gains to continue at the pace that we saw in 2003. Our Portfolio of high quality, low price to earnings stocks should participate in any ongoing market advance, but also serve to reasonably protect asset value in the event of a severe market correction.

Portfolio Managers' Report                           ING VP MAGNACAP PORTFOLIO

[CHART]

            ING VP MAGNACAP PORTFOLIO    RUSSELL 1000 VALUE INDEX    RUSSELL 1000 INDEX    S&P BARRA VALUE INDEX
5/3/2001            $   10,000                  $   10,000               $   10,000             $   10,000
12/31/2001          $    9,425                  $    9,559               $    9,268             $    8,845
12/31/2002          $    7,258                  $    8,075               $    7,262             $    7,001
12/31/2003          $    9,485                  $   10,500               $    9,432             $    9,227

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   5/3/01
                                                     ------               ---------------
         Class S                                     30.68%                   -1.97%
         Russell 1000 Value Index                    30.03%                    1.85%(1)
         Russell 1000 Index                          29.89%                   -2.17%(1)
         S&P Barra Value Index                       31.80%                   -2.97%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP MagnaCap Portfolio against the Russell 1000 Value Index, Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible or debt securities may fall when interest rates rise. From time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks, or small company stocks or may not favor equities at all.

                 See accompanying index descriptions on page 18.

ING VP CONVERTIBLE PORTFOLIO                          Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Anuradha Sahai, Aeltus Investment Management, Inc. - the Sub-Adviser.

GOAL: The ING VP Convertible Portfolio (the "Portfolio") seeks maximum total return, consisting of capital appreciation and current income.

CONVERTIBLE MARKET OVERVIEW: The financial markets were buoyed during the last six months with the improving economic growth and consumer confidence numbers. A pick-up in consumer, as well as corporate, spending coupled with favorable unemployment numbers has helped bring both the equity and bond market out of the doldrums from earlier this year. The convertible market advanced with improving equity markets raising equity sensitivity of many issues, while tightening credit spreads raised the bond floors. Declining option volatility of the underlying equities held back converts from outperforming the equity markets. As one would guess witnessing the strength in the high yield markets, speculative grade convertibles outperformed the investment grade convertibles. Default rates have decreased tremendously, while balance sheets continue to improve. With improved confidence in the economic rebound, growth names outpaced traditional value names during this period as witnessed too by the equity markets.

Not immune to all these changes, convertibles as an asset class also shifted from being more bond like earlier this year to becoming a more equity sensitive asset class, as in the past. This shift was spurred by the increasing valuations in underlying equities, heavy new issuance of more equity sensitive convertibles, and redemption of higher bearing interest bond like convertibles.

Liquidity in the market still remains good in contrast to some fixed income markets. Hedge funds continue to have plenty of buying power and there is still a large appetite for convertible new issuance. With increased equity valuations, the convertible market remains an attractive market for issuers to raise cheap capital.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 26.99%, compared to 25.80% for the Merrill Lynch All Convertible Index.

PORTFOLIO SPECIFICS: The Portfolio was relatively defensively positioned versus its peer group as well as the index at the beginning of the last twelve months. With the shift in the market orientation, the Portfolio orientation also shifted from its more defensive stance. It adopted a barbell approach with some heavy weights in more defensive bond-like higher income names along with some equity sensitive names with good fundamentals. This proved successful as the Portfolio tended to perform consistently on both down days as well as up days versus its peer group.

As evidenced by the NASDAQ, the technology sector was the driver of the majority of the gains in the convertible market due to its heavy weight in the index. Despite the slight underweighting of the fund to the benchmark, the Portfolio handily outperformed in the sector, almost by double the return, as a result of security selection. Overweighting and security selection also aided the Portfolio in beating the benchmark by over three times in the telecom sector, which provided the next best return after technology. Security selection was the major driver of performance in the industrials, media and consumer staples sectors as well. An overweight sensitivity in the materials and financials sector also benefited the Portfolio. This was somewhat offset by under-performance in the consumer discretionary and healthcare sectors, due to the underweighting in these sectors. The utilities sector hurt the Portfolio as a consequence of exposure to one holding that had pronounced underperformance. Overall, security selection was the key to out performance of the Portfolio versus the benchmark.

MARKET OUTLOOK: U.S. economic indicators continue to improve, but we still believe that equity market valuations reflect over optimism about the strength of the U.S. economy. Despite the likelihood that the Fed will be less restrictive than feared, we think that profitability outlook for firms will only slowly improve. We would like to see a return to corporate pricing power and a continued decline in unemployment, especially with the holiday season over, before we are convinced of the strength of the turnaround. Most companies are not ready to commit to guide earnings for beyond the first quarter of 2004. As a result, we believe that we could be in for a softer first half of the year as investors realize that the economic growth may be moderate than current expectations.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside. Despite the fear of higher rates, bond floors should be less affected due to improving balance sheets and lower default risk. We continue to look for companies across the spectrum that will benefit from a gradually recovering economy as we expect the market will reward companies that typically grow in the recovery part of the cycle. We are looking to increase our weighting in the consumer cyclical and media sectors in order to participate in the upside these sectors may witness with the improving economic picture as well as from the benefit of an election year this year. A bottom up approach, which relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy, continues to be the foundation for our investment decisions.

Portfolio Managers' Report                        ING VP CONVERTIBLE PORTFOLIO

[CHART]

            ING VP CONVERTIBLE PORTFOLIO   CS FIRST BOSTON CONVERTIBLE INDEX   MERRILL LYNCH ALL CONVERTIBLES INDEX
8/20/2001           $    10,000                        $    10,000                        $    10,000
12/31/2001          $    10,567                        $    10,198                        $    10,059
12/31/2002          $     9,840                        $     9,556                        $     9,561
12/31/2003          $    12,495                        $    12,043                        $    12,028

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   8/20/01
                                                     ------               ---------------
         Class S                                     26.99%                   9.88%
         Merrill Lynch All Convertibles Index        25.80%                   8.23%(1)
         First Boston Convertible Index              26.03%                   8.29%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Convertible Portfolio against the Merrill Lynch All Convertibles Index and the First Boston Convertible Index. The indices are unmanaged and have no cash in their portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 9/1/01.

PRINCIPAL RISK FACTOR(S): The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower rated securities may be less liquid than higher quality investments. This Portfolio also has exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market prices for those instruments. The Portfolio may also invest in small and medium sized companies, which may be more susceptible to greater price volatility than larger companies.

                 See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO                  Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Richard Saler, Senior Portfolio Manager and Philip Schwartz, Senior Portfolio Manager, both with Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation.

PERFORMANCE: For the year ended December 31, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 29.79%, compared to the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East ("EAFE") Index, which returned 39.17%.

PORTFOLIO SPECIFICS: The Portfolio was positioned during the first half of the year to benefit from an improving economy. As economic activity firmed in the latter half, share prices responded favorably. Several stocks that enjoyed strong gains were sold, while lagging and attractively priced stocks were added. Weightings increased in defensive sectors, such as utilities, due to favorably attractive relative value. Performance lagged the EAFE Index primarily due to stock selection. Financially challenged companies and smaller stocks outperformed by a wide margin. The Portfolio generally consisted of financially strong companies. While these stocks performed well in absolute terms, they lagged the gains from lower quality names. Underweights in financials and information technology also hurt performance. Cash positions were a drag as well when compared to the fully invested EAFE Index. Performance was positively affected by underweights in defensive sectors for most of the year.

Individually, Australian insurer QBE made the biggest positive contribution, benefiting from strong pricing and cost controls. Other strong performers included generic drug maker Teva Pharmaceutical and Japanese semiconductor equipment maker Tokyo Electron. Hurting performance was Sony, following a surprise earnings shortfall. Other negative performers were Japanese food retailer Ito-Yokado and UK publisher Pearson.

MARKET OUTLOOK: Global economic activity continues to improve. Third-quarter gross domestic product was over 8% in the U.S. China has become the second locomotive of the world economy with growth of 9%. Interest rates remain low although some central banks began tightening policy. The investment environment looks favorable. Perhaps the greatest risk is excessive optimism. Stock prices are also now significantly more expensive. Chinese authorities are trying to induce a soft landing, while the U.S. will have less economic stimulus this year. Therefore, we see potential for a global growth disappointment later in 2004. Terrorism remains a risk, although recent positive news out of Libya and Iraq should remind investors that geopolitical events can also surprise in a positive way. Regionally, European indicators are more positive but the strong euro is a headwind. China and the U.S. are the main sources of demand in Japan's export-led recovery, but consumer spending in Japan remains weak. Japanese growth is fairly dependent on continued strength abroad. The managers continue to see opportunities in emerging markets, especially given some of the important changes witnessed in many emerging economies. The Portfolio remains well diversified. While valuation is relatively attractive in defensive areas, we continue to see opportunities in capital goods as well as emerging markets.

Portfolio Managers' Report                 ING VP INTERNATIONAL VALUE PORTFOLIO

[CHART]

            ING VP INTERNATIONAL VALUE PORTFOLIO    MSCI EAFE INDEX
3/19/2002               $    10,000                   $    10,000
12/31/2002              $     8,096                   $     8,387
12/31/2003              $    10,508                   $    11,671

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                        PERIODS ENDED DECEMBER 31, 2003
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR                   3/19/02
                                                     ------               ---------------
         Class S                                     29.79%                   2.81%
         MSCI EAFE Index                             39.17%                   9.23%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Since inception performance for the index is shown from 4/1/02.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price volatility than investing in stocks of larger companies. When the Portfolio lends securities, they may not be available on a timely basis and it may lose the opportunity to sell them at a desirable price. The value of convertible or debt securities may fall when interest rates rise. High portfolio turnover rates involve greater expenses to the Portfolio.

                 See accompanying index descriptions on page 18.

                               INDEX DESCRIPTIONS

The FIRST BOSTON CONVERTIBLE INDEX is an index representing the universe of convertible securities.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least 1 year to maturity.

The MERRILL LYNCH ALL CONVERTIBLES INDEX is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least an overall par of $50 million market value.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE (EMF) INDEX is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1,500 securities - with values expressed in U.S. dollars.

The RUSSELL MIDCAP GROWTH INDEX consists of securities with capitalizations between $450 million and $3.8 billion with greater than average growth orientation.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index.

The RUSSELL 1000 INDEX consists of the largest 1,000 companies of the Russell 3000 Index.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The STANDARD AND POOR'S (S&P) 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The STANDARD AND POOR'S (S&P) BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
of ING Variable Products Trust

We have audited the accompanying statements of assets and liabilities of ING VP Growth Opportunities Portfolio, ING VP LargeCap Growth Portfolio, ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP MagnaCap Portfolio, ING VP Convertible Portfolio, and ING VP International Value Portfolio, each a series of ING Variable Products Trust, including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios as of December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP

Boston, Massachusetts
February 16, 2004

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2003

                                                                  ING VP           ING VP           ING VP           ING VP
                                                                  GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                                               OPPORTUNITIES       GROWTH        OPPORTUNITIES    OPPORTUNITIES
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               -------------    -------------    -------------    -------------
ASSETS:
Investments in securities at value+*                           $  33,011,702    $   2,369,698    $  20,111,573    $ 182,097,319
Short-term investments at amortized cost                           1,266,000               --          505,000        4,230,000
Cash                                                                     691            7,836              835               --
Cash collateral for securities loaned                                     --               --               --       23,410,480
Receivables:
    Investment securities sold                                       170,157           13,207               --               --
    Dividends and interest                                            12,129              379            6,439            8,853
Prepaid expenses                                                         379              404               77              597
Reimbursement due from manager                                         3,412            1,473            2,681           26,542
                                                               -------------    -------------    -------------    -------------
        Total assets                                              34,464,470        2,392,997       20,626,605      209,773,791
                                                               -------------    -------------    -------------    -------------

LIABILITIES:
Payable for investment securities purchased                               --           12,031               --               --
Payable upon return of securities loaned                                  --               --               --       23,410,480
Payable to affiliates                                                 28,124            2,196           15,321          149,077
Payable for trustee fees                                                 390            1,243              153            1,263
Other accrued expenses and liabilities                                33,702           19,167           25,582          142,273
                                                               -------------    -------------    -------------    -------------
        Total liabilities                                             62,216           34,637           41,056       23,703,093
                                                               -------------    -------------    -------------    -------------
NET ASSETS                                                     $  34,402,254    $   2,358,360    $  20,585,549    $ 186,070,698
                                                               =============    =============    =============    =============

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                   37,221,461        2,311,559       19,221,724      230,678,942
Accumulated net investment loss                                           --           (5,537)              --               --
Accumulated net realized loss on investments                      (8,243,641)        (253,831)      (2,152,065)     (86,256,595)
Net unrealized appreciation of investments                         5,424,434          306,169        3,515,890       41,648,351
                                                               -------------    -------------    -------------    -------------
NET ASSETS                                                     $  34,402,254    $   2,358,360    $  20,585,549    $ 186,070,698
                                                               =============    =============    =============    =============

----------
+ Including securities on loan at value                        $          --    $          --    $          --    $  23,410,480
* Cost of investments in securities                            $  27,587,268    $   2,063,529    $  16,595,683    $ 140,448,968

CLASS R:
Net assets                                                     $   7,509,411              n/a    $  13,496,162    $  91,031,327
Shares authorized                                                  unlimited              n/a        unlimited        unlimited
Par value                                                      $        0.01              n/a    $        0.01    $        0.01
Shares outstanding                                                 1,504,674              n/a        2,193,323        6,165,775
Net asset value and redemption price per share                 $        4.99              n/a    $        6.15    $       14.76

CLASS S:
Net assets                                                     $  26,892,843    $   2,358,360    $   7,089,387    $  95,039,371
Shares authorized                                                  unlimited        unlimited        unlimited        unlimited
Par value                                                      $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                                 5,396,773          282,889        1,160,679        6,473,739
Net asset value and redemption price per share                 $        4.98    $        8.34    $        6.11    $       14.68

                 See Accompanying Notes to Financial Statements

                                                                                                    ING VP
                                                                   ING VP          ING VP        INTERNATIONAL
                                                                  MAGNACAP       CONVERTIBLE         VALUE
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               -------------    -------------    -------------
ASSETS:
Investments in securities at value*                            $  35,472,256    $   4,515,995    $ 159,188,112
Short-term investments at amortized cost                             966,000               --        4,160,000
Cash                                                                     557           67,029              886
Foreign currencies at value**                                             --            4,919           23,247
Receivable for dividends and interest                                 62,500           30,433          456,346
Prepaid expenses                                                         639               46              604
Reimbursement due from manager                                         3,919            2,152           39,440
                                                               -------------    -------------    -------------
        Total assets                                              36,505,871        4,620,574      163,868,635
                                                               -------------    -------------    -------------

LIABILITIES:
Payable for investment securities purchased                               --           31,140          467,799
Payable to affiliates                                                 29,222            4,036          148,304
Payable for trustee fees                                               1,281              403           11,368
Other accrued expenses and liabilities                                60,815           26,327          104,853
                                                               -------------    -------------    -------------
        Total liabilities                                             91,318           61,906          732,324
                                                               -------------    -------------    -------------
NET ASSETS                                                     $  36,414,553    $   4,558,668    $ 163,136,311
                                                               =============    =============    =============

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                   33,524,925        4,098,840      144,267,211
Accumulated net investment income                                     73,751            2,034           20,135
Accumulated net realized gain (loss) on investments and
  foreign currencies                                              (2,258,006)          30,375       (4,233,101)
Net unrealized appreciation of investments and foreign
  currencies                                                       5,073,883          427,419       23,082,066
                                                               -------------    -------------    -------------
NET ASSETS                                                     $  36,414,553    $   4,558,668    $ 163,136,311
                                                               =============    =============    =============

----------
* Cost of investments in securities                            $  30,398,373    $   4,088,576    $ 136,105,986
** Cost of foreign currencies                                  $          --    $       4,919    $      23,307

CLASS R:
Net assets                                                     $   7,328,563              n/a    $ 162,602,344
Shares authorized                                                  unlimited              n/a        unlimited
Par value                                                      $        0.01              n/a    $        0.01
Shares outstanding                                                   828,991              n/a       14,763,410
Net asset value and redemption price per share                 $        8.84              n/a    $       11.01

CLASS S:
Net assets                                                     $  29,085,990    $   4,558,668    $     533,967
Shares authorized                                                  unlimited        unlimited        unlimited
Par value                                                      $        0.01    $        0.01    $        0.01
Shares outstanding                                                 3,273,649          396,194           47,854
Net asset value and redemption price per share                 $        8.88    $       11.51    $       11.16

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the Year Ended December 31, 2003

                                                                  ING VP           ING VP           ING VP           ING VP
                                                                  GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                                               OPPORTUNITIES       GROWTH        OPPORTUNITIES    OPPORTUNITIES
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends                                                      $     102,396    $      10,251    $      41,079    $     266,747
Interest                                                              10,348              891            7,898           71,771
Securities loaned income                                                  --               --               --            5,620
                                                               -------------    -------------    -------------    -------------
    Total investment income                                          112,744           11,142           48,977          344,138
                                                               -------------    -------------    -------------    -------------

EXPENSES:
Investment advisory fees                                             165,809           14,119           99,269          960,497
Shareholder service fees:
    Class S                                                           41,072            4,706            9,577          140,008
Transfer agent fees:
    Class R                                                            4,266               --            9,210           19,691
    Class S                                                           12,159            6,717            4,259           15,201
Administrative service fees                                           22,108            1,883           13,236          128,066
Custody and accounting expense                                        18,795            3,800           21,695           51,928
Shareholder reporting expense                                          7,391            2,563            1,843           60,515
Registration fees                                                         21               --               51              731
Professional fees                                                     26,212            3,507            9,314          122,868
Trustee fees                                                             646              459              365            6,231
Insurance expense                                                        104               --               --            1,943
Miscellaneous expense                                                    869              561              414            3,523
                                                               -------------    -------------    -------------    -------------
    Total expenses                                                   299,452           38,315          169,233        1,511,202
                                                               -------------    -------------    -------------    -------------

Less:
    Net waived and reimbursed fees                                    67,991           17,554           42,459          247,965
    Commission recapture                                                  --              682               --               --
                                                               -------------    -------------    -------------    -------------
    Net expenses                                                     231,461           20,079          126,774        1,263,237
                                                               -------------    -------------    -------------    -------------
Net investment loss                                                 (118,717)          (8,937)         (77,797)        (919,099)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
Net realized gain on:
    Investments                                                    1,227,592          302,101          730,284        6,049,488
    Options                                                            3,656            1,573            2,017           49,284
                                                               -------------    -------------    -------------    -------------
    Net realized gain on investments and options                   1,231,248          303,674          732,301        6,098,772
Net change in unrealized appreciation or depreciation
  of investments                                                   5,358,626          264,991        3,494,144       37,095,023
                                                               -------------    -------------    -------------    -------------
    Net realized and unrealized gain on investments
      and options                                                  6,589,874          568,665        4,226,445       43,193,795
                                                               -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   6,471,157    $     559,728    $   4,148,648    $  42,274,696
                                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                                                                                                    ING VP
                                                                   ING VP          ING VP        INTERNATIONAL
                                                                  MAGNACAP       CONVERTIBLE         VALUE
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld)*                     $     546,997    $      25,958    $   2,374,480
Interest                                                              12,877           79,594           78,015
Securities loaned income                                                  --               --           33,204
                                                               -------------    -------------    -------------
    Total investment income                                          559,874          105,552        2,485,699
                                                               -------------    -------------    -------------
EXPENSES:
Investment advisory fees                                             180,762           19,765          990,427
Shareholder service fees:
    Class S                                                           45,614            6,588              582
Transfer agent fees:
    Class R                                                            4,406               --           25,942
    Class S                                                           13,406            6,644               53
Administrative service fees                                           24,101            2,635           99,042
Custody and accounting expense                                        10,923           11,579          119,088
Shareholder reporting expense                                          7,785            1,190           33,830
Registration fees                                                          6               --            1,634
Professional fees                                                     32,141            7,919          109,355
Trustee fees                                                             565              365           14,431
Insurance expense                                                        102                2           24,042
Merger expense                                                        13,886               --               --
Miscellaneous expense                                                  2,150              403           11,973
                                                               -------------    -------------    -------------
    Total expenses                                                   335,847           57,090        1,430,399
Less:
    Net waived and reimbursed fees                                    67,097           28,072          439,409
                                                               -------------    -------------    -------------
    Net expenses                                                     268,750           29,018          990,990
                                                               -------------    -------------    -------------
Net investment income                                                291,124           76,534        1,494,709
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
  AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments                                                   (1,172,484)         179,757        3,719,715
    Foreign currencies                                                    --            7,334         (146,292)
                                                               -------------    -------------    -------------
    Net realized gain (loss) loss on investments, futures
      and foreign currencies                                      (1,172,484)         187,091        3,573,423
Net change in unrealized appreciation or depreciation of
  investments and foreign currencies                               8,148,404          437,770       26,153,159
                                                               -------------    -------------    -------------
    Net realized and unrealized gain on investments,
       futures and foreign currencies                              6,975,920          624,861       29,726,582
                                                               -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   7,267,044    $     701,395    $  31,221,291
                                                               =============    =============    =============

----------
* Foreign taxes withheld                                       $         826    $          --    $     247,993

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           ING VP                            ING VP
                                                                    GROWTH OPPORTUNITIES                LARGECAP GROWTH
                                                                         PORTFOLIO                         PORTFOLIO
                                                               ------------------------------    ------------------------------
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $    (118,717)   $     (86,543)   $      (8,937)   $      (4,991)
Net realized gain (loss) on investments and options                1,231,248       (4,318,716)         303,674         (491,100)
Net change in unrealized appreciation or depreciation
   of investments                                                  5,358,626         (983,883)         264,991          (13,247)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                 6,471,157       (5,389,142)         559,728         (509,338)
                                                               -------------    -------------    -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment income:
    Class S                                                               --               --               --           (5,645)
                                                               -------------    -------------    -------------    -------------
Total distributions                                                       --               --               --           (5,645)
                                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  17,720,925       14,682,749        1,247,320        1,864,616
Dividends reinvested                                                      --               --               --            5,645
Cost of shares redeemed                                           (4,655,399)      (6,801,716)        (768,570)      (1,052,512)
                                                               -------------    -------------    -------------    -------------
Net increase in net assets
   resulting from capital share transactions                      13,065,526        7,881,033          478,750          817,749
                                                               -------------    -------------    -------------    -------------
Net increase in net assets                                        19,536,683        2,491,891        1,038,478          302,766

NET ASSETS:
Beginning of year                                                 14,865,571       12,373,680        1,319,882        1,017,116
                                                               -------------    -------------    -------------    -------------
End of year                                                    $  34,402,254    $  14,865,571    $   2,358,360    $   1,319,882
                                                               =============    =============    =============    =============

Accumulated net investment loss at end of year                 $          --    $          --    $      (5,537)   $      (3,239)
                                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                                                                           ING VP                            ING VP
                                                                    MIDCAP OPPORTUNITIES             SMALLCAP OPPORTUNITIES
                                                                         PORTFOLIO                         PORTFOLIO
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $     (77,797)   $     (29,157)   $    (919,099)   $    (865,262)
Net realized gain (loss) on investments and options                  732,301       (1,362,217)       6,098,772      (53,973,850)
Net change in unrealized appreciation or depreciation
  of investments                                                   3,494,144         (443,368)      37,095,023       (8,612,173)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
  from operations                                                  4,148,648       (1,834,742)      42,274,696      (63,451,285)
                                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  18,018,143        9,201,732       98,943,784       72,144,579
Cost of shares redeemed                                           (8,858,736)      (4,570,452)     (51,828,693)     (31,028,615)
                                                               -------------    -------------    -------------    -------------

Net increase in net assets
   resulting from capital share transactions                       9,159,407        4,631,280       47,115,091       41,115,964
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets                             13,308,055        2,796,538       89,389,787      (22,335,321)
                                                               -------------    -------------    -------------    -------------

NET ASSETS:
Beginning of year                                                  7,277,494        4,480,956       96,680,911      119,016,232
                                                               -------------    -------------    -------------    -------------
End of year                                                    $  20,585,549    $   7,277,494    $ 186,070,698    $  96,680,911
                                                               =============    =============    =============    =============
Undistributed net investment income at end of year             $          --    $          --    $          --    $          --
                                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                                                                           ING VP                             ING VP
                                                                          MAGNACAP                         CONVERTIBLE
                                                                         PORTFOLIO                          PORTFOLIO
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                                          $     291,124    $     145,118    $      76,534    $      33,903
Net realized gain (loss) on investments and futures               (1,172,484)        (726,298)         187,091          (76,620)
Net change in unrealized appreciation or depreciation
  of investments                                                   8,148,404       (3,062,141)         437,770          (38,482)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                 7,267,044       (3,643,321)         701,395          (81,199)
                                                               -------------    -------------    -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class R                                                         (64,502)         (43,315)              --               --
     Class S                                                        (152,871)        (103,242)         (78,783)         (35,863)
Net realized gains:
     Class S                                                              --               --          (68,444)              --
                                                               -------------    -------------    -------------    -------------
Total distributions                                                 (217,373)        (146,557)        (147,227)         (35,863)
                                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  17,013,807       18,749,038        2,987,750        1,073,298
Net proceeds from shares issued in merger                          2,799,176               --               --               --
Dividends reinvested                                                 217,373          146,557          147,227           35,863
Cost of shares redeemed                                           (8,377,017)      (5,548,976)        (657,105)        (187,311)
                                                               -------------    -------------    -------------    -------------
Net increase in net assets
   resulting from capital share transactions                      11,653,339       13,346,619        2,477,872          921,850
                                                               -------------    -------------    -------------    -------------
Net increase in net assets                                        18,703,010        9,556,741        3,032,040          804,788
NET ASSETS:
Beginning of year                                                 17,711,543        8,154,802        1,526,628          721,840
                                                               -------------    -------------    -------------    -------------
End of year                                                    $  36,414,553    $  17,711,543    $   4,558,668    $   1,526,628
                                                               =============    =============    =============    =============
Undistributed net investment income
   (accumulated net investment loss) at end of year            $      73,751    $          --    $       2,034    $      (3,051)
                                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                                                                              ING VP
                                                                       INTERNATIONAL VALUE
                                                                            PORTFOLIO
                                                                   ------------------------------
                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                       2003             2002
                                                                   -------------    -------------
FROM OPERATIONS:
Net investment income                                              $   1,494,709    $     393,074
Net realized gain (loss) on investments and foreign currencies         3,573,423       (7,731,041)
Net change in unrealized appreciation or depreciation
  of investments and foreign currencies                               26,153,098         (930,382)
                                                                   -------------    -------------
Net increase (decrease) in net assets resulting
  from operations                                                     31,221,230       (8,268,349)
                                                                   -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class R                                                           (1,324,044)        (465,254)
    Class S                                                               (1,672)            (260)
                                                                   -------------    -------------
Total distributions                                                   (1,325,716)        (465,514)
                                                                   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     374,729,115      187,989,450
Dividends reinvested                                                   1,325,716          465,585
Cost of shares redeemed                                             (306,897,912)    (148,859,996)
                                                                   -------------    -------------
Net increase in net assets
  resulting from capital share transactions                           69,156,919       39,595,039
                                                                   -------------    -------------
Net increase in net assets                                            99,052,433       30,861,176
NET ASSETS:
Beginning of year                                                     64,083,878       33,222,702
                                                                   -------------    -------------
End of year                                                        $ 163,136,311    $  64,083,878
                                                                   =============    =============
Undistributed net investment income at end of year                 $      20,135    $          --
                                                                   =============    =============

                 See Accompanying Notes to Financial Statements

ING VP GROWTH OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $         3.76             5.49             6.90
 Income from investment operations:
 Net investment loss                                                 $        (0.02)           (0.02)           (0.01)
 Net realized and unrealized gain (loss) on investments              $         1.24            (1.71)           (1.40)
 Total from investment operations                                    $         1.22            (1.73)           (1.41)
 Net asset value, end of year                                        $         4.98             3.76             5.49
 TOTAL RETURN(2)                                                     %        32.45           (31.51)          (20.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $       26,893           10,057            5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.10             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                    %         1.40             1.58             2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                         %        (0.59)           (0.70)           (0.72)
 Portfolio turnover rate                                             %          164              407              471

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP LARGECAP GROWTH PORTFOLIO                            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $         6.27             9.66            10.00
 Income from investment operations:
 Net investment loss                                                 $        (0.03)           (0.01)           (0.01)
 Net realized and unrealized gain (loss) on investments              $         2.10            (3.35)           (0.33)
 Total from investment operations                                    $         2.07            (3.36)           (0.34)
 Less distributions from:
 Net investment income                                               $                            --             0.03
 Total distributions                                                 $                            --             0.03
 Net asset value, end of year                                        $         8.34             6.27             9.66
 TOTAL RETURN(2)                                                     %        33.01           (34.80)           (3.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $        2,358            1,320            1,017
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.10             1.10             1.10
 Ratio of expenses to average net assets after expense and
 direct brokerage reimbursement(3)(4)                                %         1.07             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 and commission recapture(3)                                         %         2.04             3.64             7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                         %        (0.48)           (0.41)           (0.47)
 Portfolio turnover rate                                             %          296              496              159

(1)  The Portfolio commenced operations on August 2, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                       FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $         4.47             6.04             7.10
 Income from investment operations:
 Net investment loss                                                 $        (0.03)           (0.02)           (0.01)
 Net realized and unrealized gain (loss) on investments              $         1.67            (1.55)           (1.05)
 Total from investment operations                                    $         1.64            (1.57)           (1.06)
 Net asset value, end of year                                        $         6.11             4.47             6.04
 TOTAL RETURN(2)                                                     %        36.69           (25.99)          (14.93)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $        7,089            2,595              865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.10             1.12             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                    %         1.45             1.75             4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                         %        (0.73)           (0.67)           (0.67)
 Portfolio turnover rate                                             %          162              387              429

(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                     FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $        10.61            18.86            21.97
 Income from investment operations:
 Net investment loss                                                 $        (0.10)*          (0.08)           (0.05)
 Net realized and unrealized gain (loss) on investments              $         4.17            (8.17)           (3.01)
 Total from investment operations                                    $         4.07            (8.25)           (3.06)
 Less distributions from:
 Net realized gain on investments                                    $           --               --             0.05
 Total distributions                                                 $           --               --             0.05
 Net asset value, end of year                                        $        14.68            10.61            18.86
 TOTAL RETURN(2)                                                     %        38.36           (43.74)          (13.90)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $       95,039           31,914           15,743
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.10             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                    %         1.32             1.49             1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                         %        (0.82)           (0.97)           (0.90)
 Portfolio turnover rate                                             %          168              414              304

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO                                   FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $         6.85             8.98             9.59
 Income from investment operations:
 Net investment income                                               $         0.08             0.07             0.05
 Net realized and unrealized gain (loss) on investments              $         2.01            (2.13)           (0.60)
 Total from investment operations                                    $         2.09            (2.06)           (0.55)
 Less distributions from:
 Net investment income                                               $         0.06             0.07             0.06
 Total distributions                                                 $         0.06             0.07             0.06
 Net asset value, end of year                                        $         8.88             6.85             8.98
 TOTAL RETURN(2)                                                     %        30.68           (22.99)           (5.75)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $       29,086           12,843            5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.17             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                    %         1.46             1.45             1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                         %         1.16             1.01             1.13
 Portfolio turnover rate                                             %           92               47               72

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP CONVERTIBLE PORTFOLIO                                FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS S
                                                                           ----------------------------------------------
                                                                               YEAR             YEAR            PERIOD
                                                                               ENDED            ENDED           ENDED
                                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                               2003             2002           2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                  $         9.45            10.42            10.00
 Income from investment operations:
 Net investment income                                               $         0.28             0.25             0.08
 Net realized and unrealized gain (loss) on investments              $         2.23            (0.97)            0.49
 Total from investment operations                                    $         2.51            (0.72)            0.57
 Less distributions from:
 Net investment income                                               $         0.27             0.25             0.08
 Net realized gains on investments                                   $         0.18               --             0.07
 Total distributions                                                 $         0.45             0.25             0.15
 Net asset value, end of year                                        $        11.51             9.45            10.42
 TOTAL RETURN(2)                                                     %        26.99            (6.89)            5.67

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                     $        4,559            1,527              722
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                 %         1.10             1.12             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                    %         2.17             3.49             7.33
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                         %         2.91             2.76             2.49
 Portfolio turnover rate                                             %          177               69               14

(1)  The Portfolio commenced operations on August 20, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO                        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                      CLASS S
                                                                                           -----------------------------
                                                                                              YEAR             PERIOD
                                                                                              ENDED            ENDED
                                                                                           DECEMBER 31,     DECEMBER 31,
                                                                                              2003             2001(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                                   $        8.68            10.80
 Income from investment operations:
 Net investment income                                                                $        0.11             0.05
 Net realized and unrealized gain (loss) on investments                               $        2.45            (2.10)
 Total from investment operations                                                     $        2.56            (2.05)
 Less distributions from:
 Net investment income                                                                $        0.08             0.07
 Total distributions                                                                  $        0.08             0.07
 Net asset value, end of year                                                         $       11.16             8.68
 TOTAL RETURN(2)                                                                      %       29.79           (19.04)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                                      $         534               42
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                                                  %        1.20             1.20
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                                                     %        1.38             1.83
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                                          %        1.31             0.56
 Portfolio turnover rate                                                              %          89              164

(1)  The Portfolio commenced operations on March 19, 2002.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2003

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the seven Portfolios in this report, which offer Class S shares, along with their respective investment objectives, are set forth below.

ING VP GROWTH OPPORTUNITIES PORTFOLIO ("GROWTH OPPORTUNITIES PORTFOLIO") is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP LARGECAP GROWTH PORTFOLIO ("LARGECAP GROWTH PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalization corresponding to the upper 90% of the S&P 500 Index.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO ("MIDCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO ("SMALLCAP OPPORTUNITIES PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP MAGNACAP PORTFOLIO ("MAGNACAP PORTFOLIO") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP CONVERTIBLE PORTFOLIO ("CONVERTIBLE PORTFOLIO") is a diversified portfolio which seeks to maximize total return by investing primarily in convertible securities, while maintaining aggregate risk measures similar to that of the overall convertible universe.

ING VP INTERNATIONAL VALUE PORTFOLIO ("INTERNATIONAL VALUE PORTFOLIO") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

Each Portfolio offers Class S shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class R shares. The two classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

   Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

   Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and the International Value Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral cash or securities whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, the cost of purchases and sales of securities, excluding short-term and U.S. Government securities, were as follows:

                                                   PURCHASES          SALES
                                                --------------   --------------
Growth Opportunities Portfolio                  $   46,811,475   $   34,607,168
LargeCap Growth Portfolio                            5,775,216        5,251,154
MidCap Opportunities Portfolio                      29,647,622       20,551,009
SmallCap Opportunities Portfolio                   251,339,366      203,648,614
MagnaCap Portfolio                                  33,039,056       21,329,282
Convertible Portfolio                                6,730,231        4,312,277
International Value Portfolio                      152,189,500       80,977,182

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Adviser receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from each Portfolio, except International Value Portfolio, from which it receives 1.00% and SmallCap Opportunities Portfolio which it receives 0.75% on the first $250 million; 0.70% on next $250 million; 0.65% on next $250 million; 0.60%on next $250 million; and 0.55% in excess of $1 billion of average daily net assets.

Effective June 2, 2003, the Adviser engaged Wellington Management Company, LLP, a registered investment adviser, to serve as Sub-Adviser to the LargeCap Growth Portfolio.

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., for the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Large Company Value Portfolio, MagnaCap Portfolio, Convertible Portfolio and the International Value Portfolio with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Portfolio.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolios operations and is responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Service Plan (the "Plan"). Under the Plan, each Portfolio pays ING Funds Services, LLC (the "Administrator") a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2003 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                         ACCRUED
                       INVESTMENT       ACCRUED         ACCRUED
                       MANAGEMENT   ADMINISTRATIVE    SHAREHOLDER
                          FEES           FEES        SERVICES FEES      TOTAL
                       ----------   --------------   --------------   ----------
Growth
   Opportunities
   Portfolio           $   20,972   $        2,796   $       4,356    $   28,124
LargeCap Growth
   Portfolio                1,497              200             499         2,196
MidCap
   Opportunities
   Portfolio               12,764            1,702             855        15,321
SmallCap
   Opportunities
   Portfolio              117,466           15,662          15,949       149,077
MagnaCap
   Portfolio               21,739            2,898           4,585        29,222
Convertible
   Portfolio                2,752              367             917         4,036
International
   Value Portfolio        135,486           12,739              79       148,304

The Adviser may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the Portfolio) to pay certain expenses of that Portfolio. Any amounts credited to the Portfolio are reflected as a reimbursement in the Statement of Operations.

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

For Class R shares, the Adviser has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Adviser has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, LargeCap Growth Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities

Portfolio, MagnaCap Portfolio, and Convertible Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Adviser may at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of December 31, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Adviser are as follows:

Growth Opportunities Portfolio                                        $  202,025
LargeCap Growth Portfolio                                                 64,817
MidCap Opportunities Portfolio                                           133,658
SmallCap Opportunities Portfolio                                         852,838
MagnaCap Portfolio                                                       133,900
Convertible Portfolio                                                     70,087
International Value Portfolio                                            852,448

NOTE 8 -- LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The International Value Portfolio utilized the line of credit for five days with an approximate average daily balance of $1,367,500 with an approximate weighted average interest rate of 1.57% during the year ended December 31, 2003.

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                                           CLASS R                           CLASS S
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
GROWTH OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                          875,427          977,706        3,169,371        2,263,413
Shares redeemed                                                     (651,252)        (972,913)        (448,231)        (568,100)
                                                               -------------    -------------    -------------    -------------
Net increase in shares outstanding                                   224,175            4,793        2,721,140        1,695,313
                                                               =============    =============    =============    =============

GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                    $   3,838,569    $   4,398,150    $  13,882,356    $  10,284,599
Shares redeemed                                                   (2,752,461)      (4,345,599)      (1,902,938)      (2,456,117)
                                                               -------------    -------------    -------------    -------------
Net increase                                                   $   1,086,108    $      52,551    $  11,979,418    $   7,828,482
                                                               =============    =============    =============    =============

                                                                           CLASS S
                                                               ------------------------------
                                                                   YEAR             YEAR
                                                                   ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002
                                                               -------------    -------------
LARGECAP GROWTH PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                          185,350          263,051
Dividends reinvested                                                     778
Shares redeemed                                                     (113,128)        (158,466)
                                                               -------------    -------------
Net increase in shares outstanding                                    72,222          105,363
                                                               =============    =============

LARGECAP GROWTH PORTFOLIO ($)
Shares sold                                                    $   1,247,320    $   1,864,616
Dividends reinvested                                                   5,645
Shares redeemed                                                     (768,570)      (1,052,512)
                                                               -------------    -------------
Net increase                                                   $     478,750    $     817,749
                                                               =============    =============

                                                                           CLASS R                           CLASS S
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        2,618,922        1,222,684          775,127          543,064
Shares redeemed                                                   (1,466,590)        (777,906)        (195,094)        (105,581)
                                                               -------------    -------------    -------------    -------------
Net increase in shares outstanding                                 1,152,332          444,778          580,033          437,483
                                                               =============    =============    =============    =============

MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                    $  13,808,864    $   6,387,138    $   4,209,279    $   2,814,594
Shares redeemed                                                   (7,870,262)      (4,046,935)        (988,474)        (523,517)
                                                               -------------    -------------    -------------    -------------
Net increase                                                   $   5,938,602    $   2,340,203    $   3,220,805    $   2,291,077
                                                               =============    =============    =============    =============

                                                                           CLASS R                           CLASS S
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        3,911,937        2,706,339        3,874,106        2,373,133
Shares redeemed                                                   (3,830,798)      (2,091,191)        (408,580)        (199,602)
                                                               -------------    -------------    -------------    -------------
Net increase in shares outstanding                                    81,139          615,148        3,465,526        2,173,531
                                                               =============    =============    =============    =============

SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                    $  49,544,832    $  38,988,490    $  49,398,952    $  33,156,089
Shares redeemed                                                  (46,516,737)     (28,480,974)      (5,311,956)      (2,547,641)
                                                               -------------    -------------    -------------    -------------
Net increase                                                   $   3,028,095    $  10,507,516    $  44,086,996    $  30,608,448
                                                               =============    =============    =============    =============

                                                                           CLASS R                           CLASS S
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002
                                                               -------------    -------------    -------------    -------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                          968,985          638,924        1,348,899        1,710,812
Shares issued in merger                                                   --               --          338,482               --
Dividends reinvested                                                   8,304            5,974           13,143           14,128
Shares redeemed                                                     (862,524)        (188,337)        (302,412)        (501,591)
                                                               -------------    -------------    -------------    -------------
Net increase in shares outstanding                                   114,765          456,561        1,398,112        1,223,349
                                                               =============    =============    =============    =============

MAGNACAP PORTFOLIO ($)
Shares sold                                                    $   7,259,926    $   5,037,591    $   9,753,881    $  13,711,447
Shares issued in merger                                                   --               --        2,799,176               --
Dividends reinvested                                                  64,502           43,315          152,871          103,242
Shares redeemed                                                   (6,441,707)      (1,521,013)      (1,935,310)      (4,027,963)
                                                               -------------    -------------    -------------    -------------
Net increase                                                   $     882,721    $   3,559,893    $  10,770,618    $   9,786,726
                                                               =============    =============    =============    =============

                                                                           CLASS S
                                                               ------------------------------
                                                                   YEAR             YEAR
                                                                   ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002
                                                               -------------    -------------
CONVERTIBLE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                          280,814          108,071
Dividends reinvested                                                  14,027            3,733
Shares redeemed                                                      (60,170)         (19,564)
                                                               -------------    -------------
Net increase in shares outstanding                                   234,671           92,240
                                                               =============    =============

CONVERTIBLE PORTFOLIO ($)
Shares sold                                                    $   2,987,750    $   1,073,298
Dividends reinvested                                                 147,227           35,863
Shares redeemed                                                     (657,105)        (187,311)
                                                               -------------    -------------
Net increase                                                   $   2,477,872    $     921,850
                                                               =============    =============

                                                                           CLASS R                           CLASS S
                                                               ------------------------------    ------------------------------
                                                                   YEAR             YEAR             YEAR             PERIOD
                                                                   ENDED            ENDED            ENDED            ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2003             2002(1)
                                                               -------------    -------------    -------------    -------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                       40,470,805       19,907,274           59,802            4,895
Dividends reinvested                                                 144,032           47,712              159               27
Shares redeemed                                                  (33,301,447)     (15,740,348)         (16,924)            (105)
                                                               -------------    -------------    -------------    -------------
Net increase in shares outstanding                                 7,313,390        4,214,638           43,037            4,817
                                                               =============    =============    =============    =============

INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                                    $ 374,101,643    $ 187,936,843    $     627,472    $      52,607
Dividends reinvested                                               1,324,044          465,325            1,672              260
Shares redeemed                                                 (306,726,549)    (148,859,082)        (171,363)            (914)
                                                               -------------    -------------    -------------    -------------
Net increase                                                   $  68,699,138    $  39,543,086    $     457,781    $      51,953
                                                               =============    =============    =============    =============

----------
(1) Class S commenced offering of shares on March 19, 2002

NOTE 10 -- SECURITIES LENDING

Under an agreement with Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The cash collateral received is reflected on the Statement of Assets and Liabilities as cash collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At December 31, 2003, the SmallCap Opportunities Portfolio had securities on loan with a market value of $24,399,939. The collateral value, as shown on the Statement of Assets and Liabilities as cash collateral for securities loaned was $23,410,480. The other Portfolios had no securities on loan at December 31, 2003.

NOTE 11 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2003:

                                           UNDISTRIBUTED     ACCUMULATED
                                          NET INVESTMENT    NET REALIZED
                              PAID-IN        INCOME ON          GAINS
                              CAPITAL       INVESTMENTS       (LOSSES)
                            ----------    --------------    ------------
Growth Opportunities
  Portfolio                   (118,717)          118,717              --
LargeCap Growth
  Portfolio                     (6,639)            6,639              --
MidCap Opportunities
  Portfolio                    (77,797)           77,797              --
SmallCap Opportunities
  Portfolio                   (919,099)          919,099              --
MagnaCap Portfolio             187,890                --        (187,890)
Convertible Portfolio               --             7,334          (7,334)
International Value
  Portfolio                      2,566          (148,858)        146,292

The tax composition of dividends and distributions to shareholders was as follows:

                                                                  YEAR ENDED
                                           YEAR ENDED            DECEMBER 31,
                                        DECEMBER 31, 2003            2002
                                 -----------------------------   -------------
                                                   LONG-TERM
                                   ORDINARY         CAPITAL        ORDINARY
                                    INCOME           GAINS          INCOME
                                 -------------   -------------   -------------
LargeCap Growth
  Portfolio                      $          --   $          --   $       5,645
MagnaCap Portfolio                     217,373              --         146,557
Convertible Portfolio                  133,991          13,326          35,863
International Value
  Portfolio                          1,325,716              --         465,514

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 are as follows:

                                    UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED     POST OCTOBER       CAPITAL
                                      ORDINARY        LONG-TERM      APPRECIATION/      LOSSES           LOSS         EXPIRATION
                                       INCOME       CAPITAL GAINS   (DEPRECIATION)     DEFERRED      CARRYFORWARDS       DATES
                                    -------------   -------------   --------------   ------------    -------------    ----------
Growth Opportunities Portfolio      $          --   $          --   $    5,424,434   $         --    $  (8,243,641)    2009-2010
LargeCap Growth Portfolio                      --              --          304,442             --         (252,104)         2010
MidCap Opportunities Portfolio                 --              --        3,515,890             --       (2,152,065)    2009-2010
SmallCap Opportunities Portfolio               --              --       41,628,102             --      (86,236,346)    2009-2011
MagnaCap Portfolio                         73,751              --        5,072,455       (168,259)      (2,088,319)    2008-2012
Convertible Portfolio                      35,647           2,298          427,419             --               --            --
International Value Portfolio             277,860              --       22,513,721        (96,060)      (3,826,361)         2010

NOTE 12 -- REORGANIZATION

On November 8, 2003, the VP MagnaCap Portfolio as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of VP Large Company Value Portfolio, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 9 -- Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                               ACQUIRED FUND
                                                                                                                 UNREALIZED
      ACQUIRING                       ACQUIRED                 TOTAL NET ASSETS OF     TOTAL NET ASSETS OF      APPRECIATION
        FUND                            FUND                   ACQUIRED FUND (000)    ACQUIRING FUND (000)   (DEPRECIATION)(000)
        ----                            ----                   -------------------    --------------------   -------------------
VP MagnaCap Portfolio     VP Large Company Value Portfolio           $ 2,799                $ 28,994                $ 207

NOTE 13 -- OTHER INFORMATION (UNAUDITED)

As with many financial companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Portfolio affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

ING
VP Growth
Opportunities
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 91.2%

                    AIRLINES: 1.4%
    28,600     @    Airtran Holdings, Inc.                        $      340,340
     5,700     @    Jetblue Airways Corp.                                151,164
                                                                  --------------
                                                                         491,504
                                                                  --------------
                    APPAREL: 1.4%
    12,600     @    Coach, Inc.                                          475,650
                                                                  --------------
                                                                         475,650
                                                                  --------------
                    AUTO PARTS & EQUIPMENT: 1.3%
     3,800          Johnson Controls, Inc.                               441,256
                                                                  --------------
                                                                         441,256
                                                                  --------------
                    BANKS: 1.0%
    10,800          Banknorth Group, Inc.                                351,324
                                                                  --------------
                                                                         351,324
                                                                  --------------
                    BIOTECHNOLOGY: 5.1%
     4,400     @    Amgen, Inc.                                          271,920
    14,700     @    Celgene Corp.                                        661,794
     7,300     @    Digene Corp.                                         292,730
     4,800     @    Invitrogen Corp.                                     336,000
     3,200     @    Martek Biosciences Corp.                             207,904
                                                                  --------------
                                                                       1,770,348
                                                                  --------------
                    BUILDING MATERIALS: 1.0%
     3,500     @    American Standard Cos., Inc.                         352,450
                                                                  --------------
                                                                         352,450
                                                                  --------------
                    COMMERCIAL SERVICES: 4.5%
    11,300     @    Alliance Data Systems Corp.                          312,784
    10,700     @    Career Education Corp.                               428,749
     1,700     @    Corporate Executive Board Co.                         79,339
    13,800     @    Education Management Corp.                           428,352
     2,800          Strayer Education, Inc.                              304,724
                                                                  --------------
                                                                       1,553,948
                                                                  --------------
                    COMPUTERS: 4.3%
     7,600     @    CACI Intl., Inc.                                     369,512
     7,900     @    Dell, Inc.                                           268,284
    24,900     @    EMC Corp.                                            321,708
     4,200     @    Netscreen Technologies, Inc.                         103,950
    19,500     @    Network Appliance, Inc.                              400,335
                                                                  --------------
                                                                       1,463,789
                                                                  --------------
                    DISTRIBUTION/WHOLESALE: 0.5%
    10,400     @    Ingram Micro, Inc.                                   165,360
                                                                  --------------
                                                                         165,360
                                                                  --------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.1%
    27,000     @    Ameritrade Holding Corp.                             379,890
                                                                  --------------
                                                                         379,890
                                                                  --------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 1.2%
    16,800          American Power Conversion                            410,760
                                                                  --------------
                                                                         410,760
                                                                  --------------
                    ELECTRONICS: 4.8%
    12,500     @    Agilent Technologies, Inc.                           365,500
    15,300          Gentex Corp.                                         675,648
     9,300     @    Jabil Circuit, Inc.                                  263,190
    10,200     @    Waters Corp.                                  $      338,232
                                                                  --------------
                                                                       1,642,570
                                                                  --------------
                    ENGINEERING & CONSTRUCTION: 2.0%
     7,500          Fluor Corp.                                          297,300
     7,900     @    Jacobs Engineering Group, Inc.                       379,279
                                                                  --------------
                                                                         676,579
                                                                  --------------
                    ENTERTAINMENT: 0.6%
     6,000          International Game Technology                        214,200
                                                                  --------------
                                                                         214,200
                                                                  --------------
                    FOOD: 1.8%
     6,500     @    Dean Foods Co.                                       213,655
     5,400     @    Performance Food Group Co.                           195,318
     6,100          Sysco Corp.                                          227,103
                                                                  --------------
                                                                         636,076
                                                                  --------------
                    HEALTHCARE-PRODUCTS: 8.1%
     3,900     @    Advanced Neuromodulation
                      Systems, Inc.                                      179,322
     7,000     @    Boston Scientific Corp.                              257,320
    11,800     @    Gen-Probe, Inc.                                      430,346
     3,000     @    Inamed Corp.                                         144,180
     6,000     @    Kyphon, Inc.                                         148,980
     5,300          Medtronic, Inc.                                      257,633
     4,600     @    Patterson Dental Co.                                 295,136
     4,400     @    St. Jude Medical, Inc.                               269,940
     8,000     @    Thoratec Corp.                                       104,080
     3,600     @    Varian Medical Systems, Inc.                         248,760
     6,000     @    Zimmer Holdings, Inc.                                422,400
                                                                  --------------
                                                                       2,758,097
                                                                  --------------
                    HEALTHCARE-SERVICES: 3.2%
     5,500          Aetna, Inc.                                          371,690
     5,500     @    Coventry Health Care, Inc.                           354,695
     9,400          Select Medical Corp.                                 153,032
     3,800          UnitedHealth Group, Inc.                             221,084
                                                                  --------------
                                                                       1,100,501
                                                                  --------------
                    HOUSEHOLD PRODUCTS/WARES: 1.0%
    12,700     @    Yankee Candle Co., Inc.                              347,091
                                                                  --------------
                                                                         347,091
                                                                  --------------
                    INSURANCE: 2.3%
     6,300          Aflac, Inc.                                          227,934
     7,600          MBIA, Inc.                                           450,148
     3,300          WR Berkley Corp.                                     115,335
                                                                  --------------
                                                                         793,417
                                                                  --------------
                    INTERNET: 1.0%
     9,900     @    InterActiveCorp.                                     335,907
                                                                  --------------
                                                                         335,907
                                                                  --------------
                    LEISURE TIME: 1.0%
     4,000          Polaris Industries, Inc.                             354,320
                                                                  --------------
                                                                         354,320
                                                                  --------------
                    MACHINERY-DIVERSIFIED: 2.0%
    10,900          Cognex Corp.                                         307,816
    11,000          Rockwell Automation, Inc.                            391,600
                                                                  --------------
                                                                         699,416
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP Growth
Opportunities
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
                    MEDIA: 1.0%
      8,800    @    Univision Communications, Inc.                $      349,272
                                                                  --------------
                                                                         349,272
                                                                  --------------
                    MISCELLANEOUS MANUFACTURING: 0.9%
      3,300         Danaher Corp.                                        302,775
                                                                  --------------
                                                                         302,775
                                                                  --------------
                    OIL AND GAS: 5.1%
      5,100         Apache Corp.                                         413,610
     25,000         Chesapeake Energy Corp.                              339,500
      8,300  @,@@   Nabors Industries Ltd.                               344,450
     10,300    @    Patterson-UTI Energy, Inc.                           339,076
     11,700         XTO Energy, Inc.                                     331,110
                                                                  --------------
                                                                       1,767,746
                                                                  --------------
                    PHARMACEUTICALS: 4.9%
      7,500    @    AdvancePCS                                           394,950
      4,000         Allergan, Inc.                                       307,240
     12,300         Mylan Laboratories                                   310,698
     16,500         Omnicare, Inc.                                       666,435
                                                                  --------------
                                                                       1,679,323
                                                                  --------------
                    RETAIL: 13.6%
      3,900         Applebees Intl., Inc.                                153,153
      3,600    @    Autozone, Inc.                                       306,756
      9,400         CBRL Group, Inc.                                     359,644
     19,700    @    Chico's FAS, Inc.                                    727,915
     17,300         Dollar General Corp.                                 363,127
     15,550    @    HOT Topic, Inc.                                      458,103
      7,700         Michaels Stores, Inc.                                340,340
     10,950    @    Pacific Sunwear of California                        231,264
      6,200    @    Panera Bread Co.                                     245,086
     11,200         Petsmart, Inc.                                       266,560
      4,200         Regis Corp.                                          165,984
      4,200    @    Sonic Corp.                                          128,604
     15,900    @    Staples, Inc.                                        434,070
      7,000         Tiffany & Co.                                        316,400
      4,000    @    Tractor Supply Co.                                   155,560
                                                                  --------------
                                                                       4,652,566
                                                                  --------------
                    SAVINGS AND LOANS: 1.5%
      4,500         Independence Community Bank                          161,865
      9,100         New York Community
                      Bancorp, Inc.                                      346,255
                                                                  --------------
                                                                         508,120
                                                                  --------------
                    SEMICONDUCTORS: 5.7%
     20,900    @    Altera Corp.                                         474,430
     14,000    @    Broadcom Corp.                                       477,260
      7,700         Linear Technology Corp.                              323,939
     18,000    @    Xilinx, Inc.                                         697,320
                                                                  --------------
                                                                       1,972,949
                                                                  --------------
                    SOFTWARE: 3.8%
      8,600         Adobe Systems, Inc.                                  337,980
      6,600    @    Avid Technology, Inc.                                316,800
      7,100    @    Packeteer, Inc.                                      120,558
     14,400    @    Veritas Software Corp.                               535,104
                                                                  --------------
                                                                       1,310,442
                                                                  --------------
                    TELECOMMUNICATIONS: 1.3%
     12,400    @    Utstarcom, Inc.                               $      459,668
                                                                  --------------
                                                                         459,668
                                                                  --------------
                    TEXTILES: 1.3%
      6,200    @    Mohawk Industries, Inc.                              437,348
                                                                  --------------
                                                                         437,348
                                                                  --------------
                    TRANSPORTATION: 1.5%
      6,200         CH Robinson Worldwide, Inc.                          235,042
      5,600    @    Forward Air Corp.                                    154,000
      6,700    @    Swift Transportation Co., Inc.                       140,834
                                                                  --------------
                                                                         529,876
                                                                  --------------
                    Total Common Stock
                      (Cost $26,309,563)                              31,384,538
                                                                  --------------

INVESTMENT COMPANIES: 4.7%
                    EQUITY FUND: 4.7%
        800         Biotechnology Holders Trust
                      Large Cap Index Fund                               108,248
      5,400    @    Internet Holders Trust
                      Large Cap Index Fund                               271,026
      7,700   S&P   Midcap 400 SPDR Trust Series 1                       811,581
      3,940         Nasdaq-100 Index Tracking Stock                      143,652
      3,400         Semiconductor Holders Trust
                      Large Cap Index Fund                               140,760
      1,365   S&P   SPDR Trust Series 1                                  151,897
                                                                  --------------
                    Total Investment Companies
                      (Cost $1,277,705)                                1,627,164
                                                                  --------------
                    Total Long-Term Investments
                      (Cost $27,587,268)                              33,011,702
                                                                  --------------

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.7%

              REPURCHASE AGREEMENT: 3.7%
$ 1,266,000   Goldman Sachs Repurchase Agreement
                dated 12/31/03, 0.990%, due 01/02/04,
                $1,266,070 to be received upon
                repurchase (Collateralized by
                $1,035,000 U.S. Treasury Bond, 6.875%,
                Market Value $1,292,133,
                due 08/15/25)                                          1,266,000
                                                                  --------------
              Total Short-Term Investments
                (Cost $1,266,000)                                      1,266,000
                                                                  --------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $28,853,268)*                              99.6%  $   34,277,702
              OTHER ASSETS AND
                LIABILITIES-NET                             0.4          124,552
                                                          -----   --------------
              NET ASSETS                                  100.0%  $   34,402,254
                                                          =====   ==============

@    Non-income producing security
@@   Foreign Issuer

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                       $    5,649,974
              Gross Unrealized Depreciation                             (225,540)
                                                                  --------------
              Net Unrealized Appreciation                         $    5,424,434
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP LargeCap
Growth
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 100.5%

                    ADVERTISING: 4.0%
     1,070          Omnicom Group                                 $       93,443
                                                                  --------------
                                                                          93,443
                                                                  --------------
                    BIOTECHNOLOGY: 0.8%
       380     @    Genzyme Corp.                                         18,749
                                                                  --------------
                                                                          18,749
                                                                  --------------
                    COMMERCIAL SERVICES: 6.3%
     1,670     @    Apollo Group, Inc.                                   113,560
       595          Moody's Corp.                                         36,027
                                                                  --------------
                                                                         149,587
                                                                  --------------
                    COMPUTERS: 9.0%
     3,380     @    Dell, Inc.                                           114,785
     3,410     @    EMC Corp.                                             44,057
     1,620    @@,@  Seagate Technology, Inc.                              30,618
       780     @    Sungard Data Systems, Inc.                            21,614
                                                                  --------------
                                                                         211,074
                                                                  --------------
                    DIVERSIFIED FINANCIAL SERVICES: 10.9%
       430          Capital One Financial Corp.                           26,355
     1,270          Citigroup, Inc.                                       61,646
     1,586          Countrywide Financial Corp.                          120,298
       320          Fannie Mae                                            24,019
       495          Franklin Resources, Inc.                              25,770
                                                                  --------------
                                                                         258,088
                                                                  --------------
                    HEALTHCARE-PRODUCTS: 4.8%
     1,705          Guidant Corp.                                        102,641
       240          Medtronic, Inc.                                       11,666
                                                                  --------------
                                                                         114,307
                                                                  --------------
                    HOME BUILDERS: 1.3%
       330          Lennar Corp.                                          31,680
                                                                  --------------
                                                                          31,680
                                                                  --------------
                    INTERNET: 11.4%
     1,310     @    eBay, Inc.                                            84,613
     1,970     @    Symantec Corp.                                        68,261
     2,540     @    Yahoo!, Inc.                                         114,731
                                                                  --------------
                                                                         267,605
                                                                  --------------
                    MEDIA: 8.9%
       540          Clear Channel Communications, Inc.                    25,288
     1,650          Comcast Corp.                                         51,612
       680     @    Cox Communications, Inc.                              23,426
     1,190     @    Echostar Communications Corp.                         40,460
     1,400     @    Univision Communications, Inc.                        55,566
       480     @    XM Satellite Radio Holdings, Inc.                     12,653
                                                                  --------------
                                                                         209,005
                                                                  --------------
                    PHARMACEUTICALS: 15.8%
     1,030          Abbott Laboratories                                   47,998
     1,940    @@    AstraZeneca PLC ADR                                   93,857
     1,340          Eli Lilly & Co.                                       94,242
       910     @    Forest Laboratories, Inc.                             56,238
       230     @    Gilead Sciences, Inc.                                 13,372
     1,170     @    Medco Health Solutions, Inc.                          39,768
     1,470    @@    Serono SA ADR                                         25,799
                                                                  --------------
                                                                         371,274
                                                                  --------------
                    RETAIL: 4.1%
       900     @    Autozone, Inc.                                $       76,689
       400          Best Buy Co., Inc.                                    20,896
                                                                  --------------
                                                                          97,585
                                                                  --------------
                    SEMICONDUCTORS: 7.2%
     2,740     @    Altera Corp.                                          62,199
     1,220     @    Analog Devices, Inc.                                  55,693
       620     @    Kla-Tencor Corp.                                      36,375
       430     @    Xilinx, Inc.                                          16,658
                                                                  --------------
                                                                         170,925
                                                                  --------------
                    SOFTWARE: 9.6%
     2,360          First Data Corp.                                      96,973
       220     @    Intuit, Inc.                                          11,640
       580     @    Mercury Interactive Corp.                             28,211
     2,380          Microsoft Corp.                                       65,545
       570          Sap AG                                                23,689
                                                                  --------------
                                                                         226,058
                                                                  --------------
                    TELECOMMUNICATIONS: 6.4%
       930     @    Amdocs Ltd                                            20,879
     7,610     @    Corning, Inc.                                         79,372
       360     @    NTL, Inc.                                             25,110
     1,410    @@,@  Telefonaktiebolaget LM Ericsson ADR                   24,957
                                                                  --------------
                                                                         150,318
                                                                  --------------
                    Total Common Stock
                      (Cost $2,063,529)                                2,369,698
                                                                  --------------
                    TOTAL INVESTMENTS
                      IN SECURITIES (COST
                      $2,063,529)*                        100.5%  $    2,369,698
                    OTHER ASSETS AND
                      LIABILITIES-NET                      (0.5)         (11,338)
                                                          -----   --------------
                    NET ASSETS                            100.0%  $    2,358,360
                                                          =====   ==============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
GDR  Global Depository Receipt

* Cost for federal income tax purposes $2,065,256. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                 $      329,253
                    Gross Unrealized Depreciation                       (24,811)
                                                                  --------------
                    Net Unrealized Appreciation                   $      304,442
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP MidCap
Opportunities
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 94.6%

                    AIRLINES: 1.5%
    17,300     @    Airtran Holdings, Inc.                        $      205,870
     3,500     @    Jetblue Airways Corp.                                 92,820
                                                                  --------------
                                                                         298,690
                                                                  --------------
                    APPAREL: 1.3%
     7,200     @    Coach, Inc.                                          271,800
                                                                  --------------
                                                                         271,800
                                                                  --------------
                    AUTO PARTS & EQUIPMENT: 1.3%
     2,300          Johnson Controls, Inc.                               267,076
                                                                  --------------
                                                                         267,076
                                                                  --------------
                    BANKS: 1.6%
     3,000          Bank of Hawaii Corp.                                 126,600
     6,500          Banknorth Group, Inc.                                211,445
                                                                  --------------
                                                                         338,045
                                                                  --------------
                    BIOTECHNOLOGY: 3.7%
     9,600     @    Celgene Corp.                                        432,192
     2,800     @    Invitrogen Corp.                                     196,000
     2,000     @    Martek Biosciences Corp.                             129,940
                                                                  --------------
                                                                         758,132
                                                                  --------------
                    BUILDING MATERIALS: 1.0%
     2,000     @    American Standard Cos., Inc.                         201,400
                                                                  --------------
                                                                         201,400
                                                                  --------------
                    CHEMICALS: 0.9%
     4,800          Praxair, Inc.                                        183,360
                                                                  --------------
                                                                         183,360
                                                                  --------------
                    COMMERCIAL SERVICES: 5.2%
     7,200     @    Alliance Data Systems Corp.                          199,296
     6,600     @    Career Education Corp.                               264,462
     4,300     @    Corporate Executive Board Co.                        200,681
     8,200     @    Education Management Corp.                           254,528
     4,200     @    Paychex, Inc.                                        156,240
                                                                  --------------
                                                                       1,075,207
                                                                  --------------
                    COMPUTERS: 2.4%
     4,800     @    CACI Intl., Inc.                                     233,376
    12,200     @    Network Appliance, Inc.                              250,466
                                                                  --------------
                                                                         483,842
                                                                  --------------
                    DISTRIBUTION/WHOLESALE: 0.5%
     6,400     @    Ingram Micro, Inc.                                   101,760
                                                                  --------------
                                                                         101,760
                                                                  --------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.2%
    17,500     @    Ameritrade Holding Corp.                             246,225
                                                                  --------------
                                                                         246,225
                                                                  --------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 1.2%
    10,400          American Power Conversion                            254,280
                                                                  --------------
                                                                         254,280
                                                                  --------------
                    ELECTRONICS: 5.0%
     7,200     @    Agilent Technologies, Inc.                           210,528
     9,600          Gentex Corp.                                         423,936
     6,500     @    Jabil Circuit, Inc.                                  183,950
     6,400     @    Waters Corp.                                  $      212,224
                                                                  --------------
                                                                       1,030,638
                                                                  --------------
                    ENGINEERING & CONSTRUCTION: 2.2%
     4,300          Fluor Corp.                                          170,452
     5,900     @    Jacobs Engineering Group, Inc.                       283,259
                                                                  --------------
                                                                         453,711
                                                                  --------------
                    ENTERTAINMENT: 0.6%
     3,600          International Game Technology                        128,520
                                                                  --------------
                                                                         128,520
                                                                  --------------
                    FOOD: 1.7%
     6,750     @    Dean Foods Co.                                       221,873
     3,500     @    Performance Food Group Co.                           126,595
                                                                  --------------
                                                                         348,468
                                                                  --------------
                    HEALTHCARE-PRODUCTS: 6.6%
     7,500     @    Gen-Probe, Inc.                                      273,525
     1,800     @    Inamed Corp.                                          86,508
     3,000     @    Patterson Dental Co.                                 192,480
     2,800     @    St. Jude Medical, Inc.                               171,780
     5,000     @    Thoratec Corp.                                        65,050
     5,200     @    Varian Medical Systems, Inc.                         359,319
     3,200     @    Zimmer Holdings, Inc.                                225,280
                                                                  --------------
                                                                       1,373,942
                                                                  --------------
                    HEALTHCARE-SERVICES: 3.7%
     3,000          Aetna, Inc.                                          202,740
     2,500     @    Amsurg Corp.                                          94,725
     2,000     @    Anthem, Inc.                                         150,000
     3,500     @    Coventry Health Care, Inc.                           225,715
     5,600          Select Medical Corp.                                  91,168
                                                                  --------------
                                                                         764,348
                                                                  --------------
                    HOME FURNISHINGS: 0.7%
     2,000          Harman Intl. Industries, Inc.                        147,960
                                                                  --------------
                                                                         147,960
                                                                  --------------
                    HOUSEHOLD PRODUCTS/WARES: 1.1%
     8,100     @    Yankee Candle Co., Inc.                              221,373
                                                                  --------------
                                                                         221,373
                                                                  --------------
                    INSURANCE: 2.4%
     3,700          MBIA, Inc.                                           219,151
     5,500     @    Proassurance Corp.                                   176,825
     2,850          WR Berkley Corp.                                      99,608
                                                                  --------------
                                                                         495,584
                                                                  --------------
                    INTERNET: 1.0%
     6,000          InterActiveCorp.                                     203,580
                                                                  --------------
                                                                         203,580
                                                                  --------------
                    LEISURE TIME: 1.0%
     2,400          Polaris Industries, Inc.                             212,592
                                                                  --------------
                                                                         212,592
                                                                  --------------
                    MACHINERY-DIVERSIFIED: 2.6%
     6,100          Cognex Corp.                                         172,264
     8,200          Rockwell Automation, Inc.                            291,920
     1,050          Zebra Technologies Corp.                              69,689
                                                                  --------------
                                                                         533,873
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP MidCap
Opportunities
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
                    MEDIA: 1.3%
     6,500     @    Univision Communications, Inc.                $      257,985
                                                                  --------------
                                                                         257,985
                                                                  --------------
                    MISCELLANEOUS MANUFACTURING: 0.9%
     2,100          Danaher Corp.                                        192,675
                                                                  --------------
                                                                         192,675
                                                                  --------------
                    OFFICE/BUSINESS EQUIPMENT: 0.9%
    13,600     @    Xerox Corp.                                          187,680
                                                                  --------------
                                                                         187,680
                                                                  --------------
                    OIL AND GAS: 5.1%
     2,000          Apache Corp.                                         162,200
    15,500          Chesapeake Energy Corp.                              210,490
     5,700   @,@@   Nabors Industries Ltd.                               236,550
     7,000     @    Patterson-UTI Energy, Inc.                           230,440
     7,100          XTO Energy, Inc.                                     200,930
                                                                  --------------
                                                                       1,040,610
                                                                  --------------
                    PHARMACEUTICALS: 4.9%
     4,300     @    AdvancePCS                                           226,438
     2,400          Allergan, Inc.                                       184,344
     7,550          Mylan Laboratories                                   190,713
    10,300          Omnicare, Inc.                                       416,017
                                                                  --------------
                                                                       1,017,512
                                                                  --------------
                    RETAIL: 14.5%
     2,500          Applebees Intl., Inc.                                 98,175
     2,200     @    Autozone, Inc.                                       187,462
     2,700     @    Bed Bath & Beyond, Inc.                              117,045
     6,000          CBRL Group, Inc.                                     229,560
    11,900     @    Chico's FAS, Inc.                                    439,704
    11,000          Dollar General Corp.                                 230,890
    10,750     @    HOT Topic, Inc.                                      316,695
     4,700          Michaels Stores, Inc.                                207,740
     3,600     @    Panera Bread Co.                                     142,308
     7,100          Petsmart, Inc.                                       168,980
     2,600          Regis Corp.                                          102,752
     5,000     @    Sonic Corp.                                          153,100
    10,400     @    Staples, Inc.                                        283,920
     5,000          Tiffany & Co.                                        226,000
     2,500     @    Tractor Supply Co.                                    97,225
                                                                  --------------
                                                                       3,001,556
                                                                  --------------
                    SAVINGS AND LOANS: 1.6%
     2,700          Independence Community Bank                           97,119
     5,933          New York Community Bancorp, Inc.                     225,751
                                                                  --------------
                                                                         322,870
                                                                  --------------
                    SEMICONDUCTORS: 5.0%
    10,100     @    Altera Corp.                                         229,270
     8,900     @    Broadcom Corp.                                       303,401
     4,400          Linear Technology Corp.                              185,108
     8,000     @    Xilinx, Inc.                                         309,920
                                                                  --------------
                                                                       1,027,699
                                                                  --------------
                    SOFTWARE: 5.4%
     5,700          Adobe Systems, Inc.                                  224,010
     4,000     @    Avid Technology, Inc.                                192,000
     2,900     @    D&B Corp.                                            147,059
     5,400          Fair Isaac Corp.                                     265,464

     7,600     @    Veritas Software Corp.                        $      282,416
                                                                  --------------
                                                                       1,110,949
                                                                  --------------
                    TELECOMMUNICATIONS: 1.4%
     7,680     @    Utstarcom, Inc.                                      284,698
                                                                  --------------
                                                                         284,698
                                                                  --------------
                    TEXTILES: 1.3%
     3,700     @    Mohawk Industries, Inc.                              260,998
                                                                  --------------
                                                                         260,998
                                                                  --------------
                    TRANSPORTATION: 1.9%
     5,500          CH Robinson Worldwide, Inc.                          208,505
     3,300     @    Forward Air Corp.                                     90,750
     4,000     @    Swift Transportation Co., Inc.                        84,080
                                                                  --------------
                                                                         383,335
                                                                  --------------
                    Total Common Stock
                      (Cost $16,044,355)                              19,482,973
                                                                  --------------

INVESTMENT COMPANIES: 3.1%

                    EQUITY FUND: 3.1%
     2,000          Internet Holders Trust                               100,380
     2,900          Midcap SPDR Trust Series 1                           305,660
     2,000          SPDR Trust Series 1                                  222,560
                                                                  --------------
                    Total Investment Companies
                      (Cost $551,328)                                    628,600
                                                                  --------------
                    Total Long-Term Investments
                      (Cost $16,595,683)                              20,111,573
                                                                  --------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.5%
              REPURCHASE AGREEMENT: 2.5%
$  505,000    Goldman Sachs Repurchase Agreement
                dated 12/31/03, 0.990%, due 01/02/04,
                $505,028 to be received upon repurchase
                (Collateralized by $517,000 Federal
                National Mortgage Association, 2.500%,
                Market Value $515,870, due 12/04/06)                     505,000
                                                                  --------------
              Total Short-Term Investments
                (Cost $505,000)                                          505,000
                                                                  --------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $17,100,683)*                             100.2%  $   20,616,573
              OTHER ASSETS AND
                LIABILITIES-NET                            (0.2)         (31,024)
                                                          -----   --------------
              NET ASSETS                                  100.0%  $   20,585,549
                                                          =====   ==============

@    Non-income producing security
@@   Foreign Issuer

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                     $    3,630,511
                Gross Unrealized Depreciation                           (114,621)
                                                                  --------------
                Net Unrealized Appreciation                       $    3,515,890
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP SmallCap
Opportunities
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 92.0%

                    AEROSPACE/DEFENSE: 0.6%
    19,650          Engineered Support
                      Systems, Inc.                               $    1,081,929
                                                                  --------------
                                                                       1,081,929
                                                                  --------------
                    AIRLINES: 1.0%
   151,600    @,L   Airtran Holdings, Inc.                             1,804,040
                                                                  --------------
                                                                       1,804,040
                                                                  --------------
                    BANKS: 3.6%
    68,635          Southwest Bancorp of Texas, Inc.                   2,666,470
    42,300          UCBH Holdings, Inc.                                1,648,431
    47,500          Westamerica Bancorporation                         2,360,750
                                                                  --------------
                                                                       6,675,651
                                                                  --------------
                    BIOTECHNOLOGY: 4.8%
    18,500    @,L   Celgene Corp.                                        832,870
    60,500     @    Digene Corp.                                       2,426,050
    93,500     @    Integra Lifesciences
                      Holdings Corp.                                   2,676,905
    47,400     @    Martek Biosciences Corp.                           3,079,578
                                                                  --------------
                                                                       9,015,403
                                                                  --------------
                    COMMERCIAL SERVICES: 4.8%
   120,700     @    Administaff, Inc.                                  2,097,766
    38,200     @    Advisory Board Co.                                 1,333,562
    37,000     @    Concorde Career Colleges, Inc.                       923,890
    22,000     @    Corporate Executive Board Co.                      1,026,740
    34,200     @    Education Management Corp.                         1,061,568
    23,600          Strayer Education, Inc.                            2,568,388
                                                                  --------------
                                                                       9,011,914
                                                                  --------------
                    COMPUTERS: 6.8%
    73,400     @    Anteon Intl. Corp.                                 2,646,070
    42,600     @    CACI Intl., Inc.                                   2,071,212
    85,200     @    Cognizant Technology
                      Solutions Corp.                                  3,888,528
   161,600     @    Cray, Inc.                                         1,604,688
    42,400     @    Micros Systems, Inc.                               1,838,464
    21,700     @    Netscreen Technologies, Inc.                         537,075
                                                                  --------------
                                                                      12,586,037
                                                                  --------------
                    DISTRIBUTION/WHOLESALE: 1.7%
    97,382     @    SCP Pool Corp.                                     3,182,444
                                                                  --------------
                                                                       3,182,444
                                                                  --------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 1.5%
    66,400     @    Wilson Greatbatch
                      Technologies, Inc.                               2,806,728
                                                                  --------------
                                                                       2,806,728
                                                                  --------------
                    ELECTRONICS: 1.6%
    85,650     @    Benchmark Electronics, Inc.                        2,981,477
                                                                  --------------
                                                                       2,981,477
                                                                  --------------
                    ENTERTAINMENT: 2.6%
    41,000          GTECH Holdings Corp.                               2,029,090
    35,900     @    Penn National Gaming, Inc.                           828,572
    55,300    @,L   Shuffle Master, Inc.                               1,914,486
                                                                  --------------
                                                                       4,772,148
                                                                  --------------
                    ENVIRONMENTAL CONTROL: 2.3%
    18,900     @    Stericycle, Inc.                              $      882,630
   135,800     @    Tetra Tech, Inc.                                   3,375,988
                                                                  --------------
                                                                       4,258,618
                                                                  --------------
                    FOOD: 2.8%
    35,200          Flowers Foods, Inc.                                  908,160
    67,300     @    Performance Food Group Co.                         2,434,241
    52,100     @    United Natural Foods, Inc.                         1,870,911
                                                                  --------------
                                                                       5,213,312
                                                                  --------------
                    HEALTHCARE-PRODUCTS: 8.1%
    50,750     @    Advanced Neuromodulation
                      Systems, Inc.                                    2,333,485
    55,600     @    Gen-Probe, Inc.                                    2,027,732
    58,650     @    Inamed Corp.                                       2,818,718
    99,404     @    Kyphon, Inc.                                       2,468,201
    35,700     @    Techne Corp.                                       1,348,746
   166,000    @,L   Thoratec Corp.                                     2,159,660
    64,000     @    Wright Medical Group, Inc.                         1,948,160
                                                                  --------------
                                                                      15,104,702
                                                                  --------------
                    HEALTHCARE-SERVICES: 4.8%
    99,375     @    Amsurg Corp.                                       3,765,319
    42,800     @    Odyssey Healthcare, Inc.                           1,252,328
    29,600     @    Pediatrix Medical Group, Inc.                      1,630,664
    91,700     @    Province Healthcare Co.                            1,467,200
    53,400          Select Medical Corp.                                 869,352
                                                                  --------------
                                                                       8,984,863
                                                                  --------------
                    HOUSEHOLD PRODUCTS/WARES: 1.0%
    67,200     @    Yankee Candle Co., Inc.                            1,836,576
                                                                  --------------
                                                                       1,836,576
                                                                  --------------
                    INSURANCE: 2.6%
    44,200          HCC Insurance Holdings, Inc.                       1,405,560
    38,400     @    Philadelphia Consolidated
                      Holding Co.                                      1,875,072
    48,800     @    Proassurance Corp.                                 1,568,920
                                                                  --------------
                                                                       4,849,552
                                                                  --------------
                    INTERNET: 1.9%
    75,100     @    At Road, Inc.                                        998,830
    38,700     @    Digital Insight Corp.                                963,630
    42,600     @    Digital River, Inc.                                  941,460
    38,400     @    eCollege.com, Inc.                                   708,864
                                                                  --------------
                                                                       3,612,784
                                                                  --------------
                    LEISURE TIME: 0.5%
    11,300     L    Polaris Industries, Inc.                           1,000,954
                                                                  --------------
                                                                       1,000,954
                                                                  --------------
                    LODGING: 1.2%
    71,100          Station Casinos, Inc.                              2,177,793
                                                                  --------------
                                                                       2,177,793
                                                                  --------------
                    MACHINERY-DIVERSIFIED: 1.4%
    95,200          Cognex Corp.                                       2,688,448
                                                                  --------------
                                                                       2,688,448
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP SmallCap
Opportunities
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
                    MISCELLANEOUS
                      MANUFACTURING: 1.0%
      6,300    @    Applied Films Corp.                           $      208,026
     37,160    @    Esco Technologies, Inc.                            1,622,034
                                                                  --------------
                                                                       1,830,060
                                                                  --------------
                    OIL AND GAS: 4.0%
     56,200    @    Evergreen Resources, Inc.                          1,827,062
     31,550         Patina Oil & Gas Corp.                             1,545,635
    110,100    @    Southwestern Energy Co.                            2,631,390
     61,900    @    Unit Corp.                                         1,457,745
                                                                  --------------
                                                                       7,461,832
                                                                  --------------
                    PHARMACEUTICALS: 2.0%
     15,500    @    Pharmaceutical Resources, Inc.                     1,009,825
     85,900    @    VCA Antech, Inc.                                   2,661,182
                                                                  --------------
                                                                       3,671,007
                                                                  --------------
                    RETAIL: 13.4%
     48,045         Applebees Intl., Inc.                              1,886,727
     81,500         CBRL Group, Inc.                                   3,118,190
     69,300   @,L   Chico's FAS, Inc.                                  2,560,635
     28,800    @    Dick's Sporting Goods, Inc.                        1,401,408
    125,850   @,L   HOT Topic, Inc.                                    3,707,540
     43,400         MSC Industrial Direct Co.                          1,193,500
    150,400    @    Pacific Sunwear of California                      3,176,448
     37,500   @,L   Panera Bread Co.                                   1,482,375
     59,900    @    Petco Animal Supplies, Inc.                        1,823,955
     13,800   @,L   PF Chang's China Bistro, Inc.                        702,144
     30,200         Regis Corp.                                        1,193,504
     58,790    @    Sonic Corp.                                        1,800,150
     18,100    @    Tractor Supply Co.                                   703,909
                                                                  --------------
                                                                      24,750,485
                                                                  --------------
                    SEMICONDUCTORS: 5.6%
     83,100   @,L   Actel Corp.                                        2,002,710
    254,100    @    GlobespanVirata, Inc.                              1,494,108
    149,700   @,L   Kulicke & Soffa Industries, Inc.                   2,152,686
    145,300    @    Mattson Technology, Inc.                           1,775,566
     53,600    @    Omnivision Technologies, Inc.                      2,961,400
                                                                  --------------
                                                                      10,386,470
                                                                  --------------
                    SOFTWARE: 4.1%
     70,700    @    Avid Technology, Inc.                              3,393,600
     27,100         Global Payments, Inc.                              1,276,952
    176,500    @    Packeteer, Inc.                                    2,996,970
                                                                  --------------
                                                                       7,667,522
                                                                  --------------
                    TELECOMMUNICATIONS: 4.0%
     54,800         Adtran, Inc.                                       1,698,800
    146,800         Dobson Communications Corp                           964,476
    152,400    @    Foundry Networks, Inc.                             4,169,664
     25,400   @,L   KVH Industries, Inc.                                 697,738
                                                                  --------------
                                                                       7,530,678
                                                                  --------------
                    TOYS/GAMES/HOBBIES: 0.5%
     44,200    @    RC2 Corp.                                            917,150
                                                                  --------------
                                                                         917,150
                                                                  --------------
                    TRANSPORTATION: 1.8%
     45,900    @    Forward Air Corp.                             $    1,262,250
     82,990    @    Knight Transportation, Inc.                        2,128,694
                                                                  --------------
                                                                       3,390,944
                                                                  --------------
                    Total Common Stock
                      (Cost $131,580,424)                            171,251,521
                                                                  --------------

INVESTMENT COMPANIES: 5.8%

                    EQUITY FUND: 5.8%
     91,030    L    iShares Russell 2000 Growth
                      Index Fund                                       5,394,438
     49,200    L    iShares Russell 2000 Index Fund                    5,451,360
                                                                  --------------
                    Total Investment Companies
                      (Cost $8,868,544)                               10,845,798
                                                                  --------------
                    Total Long-Term Investments
                      (Cost $140,448,968)                            182,097,319
                                                                  --------------

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.3%

              REPURCHASE AGREEMENT: 2.3%
$ 4,230,000   Goldman Sachs Repurchase
                Agreement dated 12/31/03,
                0.990%, due 01/02/04, $4,230,233
                to be received upon repurchase
                (Collateralized by $12,746,183
                U.S. Treasury Note 0.000%,
                Market Value $4,356,900
                due 08/15/23)                                          4,230,000
                                                                  --------------
              Total Short-term Investments
                (Cost $4,230,000)                                      4,230,000
                                                                  --------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $144,678,968)*                            100.1%  $  186,327,319
              OTHER ASSETS AND
                LIABILITIES-NET                            (0.1)        (256,621)
                                                          -----   --------------
              NET ASSETS                                  100.0%  $  186,070,698
                                                          =====   ==============

@    Non-income producing security
L Loaned security, a portion or all of the security is on loan at December 31, 2003

* Cost for federal income tax purposes $144,699,217. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                     $   43,417,027
                Gross Unrealized Depreciation                         (1,788,925)
                                                                  --------------
                Net Unrealized Appreciation                       $   41,628,102
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP MagnaCap
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 97.4%

                    AEROSPACE/DEFENSE: 2.9%
    11,850          General Dynamics Corp.                        $    1,071,122
                                                                  --------------
                                                                       1,071,122
                                                                  --------------
                    AGRICULTURE: 4.1%
    27,300          Altria Group, Inc.                                 1,485,666
                                                                  --------------
                                                                       1,485,666
                                                                  --------------
                    APPAREL: 1.5%
     8,100          Nike, Inc.                                           554,526
                                                                  --------------
                                                                         554,526
                                                                  --------------
                    BANKS: 5.5%
    11,100          Bank of America Corp.                                892,773
    19,000          Wells Fargo & Co.                                  1,118,910
                                                                  --------------
                                                                       2,011,683
                                                                  --------------
                    BUILDING MATERIALS: 1.6%
    21,400          Masco Corp.                                          586,574
                                                                  --------------
                                                                         586,574
                                                                  --------------
                    CHEMICALS: 4.1%
    21,400          Dow Chemical Co.                                     889,598
    15,600          Praxair, Inc.                                        595,920
                                                                  --------------
                                                                       1,485,518
                                                                  --------------
                    COMPUTERS: 2.7%
    42,212          Hewlett-Packard Co.                                  969,610
                                                                  --------------
                                                                         969,610
                                                                  --------------
                    COSMETICS/PERSONAL CARE: 2.5%
    15,700          Kimberly-Clark Corp.                                 927,713
                                                                  --------------
                                                                         927,713
                                                                  --------------
                    DIVERSIFIED FINANCIAL SERVICES: 14.7%
    17,800          Citigroup, Inc.                                      864,012
    16,100          Fannie Mae                                         1,208,465
    19,800          Freddie Mac                                        1,154,736
    18,300          Merrill Lynch & Co., Inc.                          1,073,295
    18,200          Morgan Stanley                                     1,053,234
                                                                  --------------
                                                                       5,353,742
                                                                  --------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 3.2%
    18,200          Emerson Electric Co.                               1,178,450
                                                                  --------------
                                                                       1,178,450
                                                                  --------------
                    ELECTRONICS: 2.9%
    36,000    @@    Koninklijke Philips Electronics NV                 1,047,240
                                                                  --------------
                                                                       1,047,240
                                                                  --------------
                    FOOD: 4.4%
    16,600    @@    Nestle SA ADR                                      1,038,745
     8,650    @@    Unilever NV                                          561,385
                                                                  --------------
                                                                       1,600,130
                                                                  --------------
                    FOREST PRODUCTS & PAPER: 1.8%
    15,000          International Paper Co.                              646,650
                                                                  --------------
                                                                         646,650
                                                                  --------------
                    HEALTHCARE-PRODUCTS: 2.9%
    23,200          Baxter Intl., Inc.                            $      708,064
     6,500          Beckman Coulter, Inc.                                330,395
                                                                  --------------
                                                                       1,038,459
                                                                  --------------
                    HEALTHCARE-SERVICES: 3.0%
     9,300          Quest Diagnostics                                    679,923
    25,700     @    Tenet Healthcare Corp.                               412,485
                                                                  --------------
                                                                       1,092,408
                                                                  --------------
                    INSURANCE: 6.8%
    15,850          American Intl. Group                               1,050,538
     1,500          John Hancock Financial
                      Services, Inc.                                      56,250
    23,200          Metlife, Inc.                                        781,144
    14,300          Prudential Financial, Inc.                           597,311
                                                                  --------------
                                                                       2,485,243
                                                                  --------------
                    MEDIA: 2.3%
     9,300          Gannett Co., Inc.                                    829,188
                                                                  --------------
                                                                         829,188
                                                                  --------------
                    MISCELLANEOUS MANUFACTURING: 3.9%
    42,000          Honeywell Intl., Inc.                              1,404,060
                                                                  --------------
                                                                       1,404,060
                                                                  --------------
                    OIL AND GAS: 12.7%
    11,300          Apache Corp.                                         916,430
    16,900    @@    BP PLC ADR                                           834,015
    11,950          ChevronTexaco Corp.                                1,032,361
    28,100          Exxon Mobil Corp.                                  1,152,100
    13,200    @@    Royal Dutch Petroleum Co.                            691,548
                                                                  --------------
                                                                       4,626,454
                                                                  --------------
                    PHARMACEUTICALS: 3.6%
    30,100          Bristol-Myers Squibb Co.                             860,860
    10,100          Merck & Co., Inc.                                    466,620
                                                                  --------------
                                                                       1,327,480
                                                                  --------------
                    RETAIL: 2.1%
    30,700          McDonald's Corp.                                     762,281
                                                                  --------------
                                                                         762,281
                                                                  --------------
                    SAVINGS AND LOANS: 2.6%
    23,700          Washington Mutual, Inc.                              950,844
                                                                  --------------
                                                                         950,844
                                                                  --------------
                    SEMICONDUCTORS: 1.5%
    17,300          Intel Corp.                                          557,060
                                                                  --------------
                                                                         557,060
                                                                  --------------
                    TELECOMMUNICATIONS: 4.1%
    26,500          SBC Communications, Inc.                             690,855
    22,500          Verizon Communications, Inc.                         789,300
                                                                  --------------
                                                                       1,480,155
                                                                  --------------
                    Total Common Stock
                      (Cost $30,398,373)                              35,472,256
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP MagnaCap
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.7%
              REPURCHASE AGREEMENT: 2.7%
$  966,000    Goldman Sachs Repurchase Agreement
                dated 12/31/03, 0.990%, due 01/02/04,
                $966,053 to be received upon
                repurchase (Collateralized by $990,000
                Federal Home Loan Bank, 4.500%,
                Market Value $989,196, due 11/15/12)              $      966,000
                                                                  --------------
              Total Short-term Investments
                (Cost $966,000)                                          966,000
                                                                  --------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $31,364,373)*                             100.1%  $   36,438,256
              OTHER ASSETS AND
                LIABILITIES-NET                            (0.1)         (23,703)
                                                          -----   --------------
              NET ASSETS                                  100.0%  $   36,414,553
                                                          =====   ==============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

* Cost for federal income tax purposes $31,365,801. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                     $    5,250,236
                Gross Unrealized Depreciation                           (177,781)
                                                                  --------------
                Net Unrealized Appreciation                       $    5,072,455
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP Convertible
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Unaudited)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 3.9%

                    BIOTECHNOLOGY: 0.4%
       700     @    Medimmune, Inc.                               $       17,780
                                                                  --------------
                                                                          17,780
                                                                  --------------
                    FOOD: 0.6%
       861     @    Dean Foods Co.                                        28,301
                                                                  --------------
                                                                          28,301
                                                                  --------------
                    HEALTHCARE-SERVICES: 0.8%
     1,300     @    Community Health Systems, Inc.                        34,554
                                                                  --------------
                                                                          34,554
                                                                  --------------
                    MISCELLANEOUS MANUFACTURING: 0.2%
       275          General Electric Co.                                   8,520
                                                                  --------------
                                                                           8,520
                                                                  --------------
                    RETAIL: 1.3%
       400          Wal-Mart Stores, Inc.                                 21,220
     1,000          Wendy's Intl., Inc.                                   39,240
                                                                  --------------
                                                                          60,460
                                                                  --------------
                    TELECOMMUNICATIONS: 0.6%
       500          Qualcomm, Inc.                                        26,965
                                                                  --------------
                                                                          26,965
                                                                  --------------
                    Total Common Stock
                      (Cost $153,999)                                    176,580
                                                                  --------------

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 71.5%

                    ADVERTISING: 2.0%
$   20,000          Interpublic Group of Cos., Inc.,
                      1.870%, due 06/01/06                                18,550
    20,000          Interpublic Group of Cos., Inc.,
                      4.500%, due 03/15/23                                30,650
    10,000          Lamar Advertising Co.,
                      2.875%, due 12/31/10                                10,300
    30,000          Young & Rubicam, Inc.,
                      3.000%, due 01/15/05                                30,225
                                                                  --------------
                                                                          89,725
                                                                  --------------
                    AEROSPACE/DEFENSE: 0.7%
    40,000          Spacehab, Inc.,
                      8.000%, due 10/15/07                                33,600
                                                                  --------------
                                                                          33,600
                                                                  --------------
                    AGRICULTURE: 0.8%
    30,000          Bunge Limited Finance Corp.,
                      3.750%, due 11/15/22                                35,138
                                                                  --------------
                                                                          35,138
                                                                  --------------
                    AIRLINES: 0.7%
    30,000     #    JetBlue Airways Corp.,
                      3.500%, due 07/15/33                                31,613
                                                                  --------------
                                                                          31,613
                                                                  --------------
                    AUTO PARTS & EQUIPMENT: 0.8%
    70,000          Lear Corp., 3.600%, due 02/20/22                      36,838
                                                                  --------------
                                                                          36,838
                                                                  --------------
                    BIOTECHNOLOGY: 4.2%
$   40,000          Amgen, Inc., 0.000%, due 03/01/32             $       30,350
    30,000     #    ICOS Corp., 2.000%, due 07/01/23                      29,700
   130,000          Millennium Pharmaceuticals, Inc.,
                      5.500%, due 01/15/07                               130,487
                                                                  --------------
                                                                         190,537
                                                                  --------------
                    BUILDING MATERIALS: 1.2%
    40,000    @@    Gujarat Ambuja Cements,
                      1.000%, due 01/30/06                                52,900
                                                                  --------------
                                                                          52,900
                                                                  --------------
                    COAL: 1.2%
    40,000     #    Massey Energy Co.,
                      4.750%, due 05/15/23                                52,850
                                                                  --------------
                                                                          52,850
                                                                  --------------
                    COMMERCIAL SERVICES: 1.6%
    25,000     #    Exult, Inc., 2.500%, due 10/01/10                     24,125
    10,000     #    Kroll, Inc., 1.750%, due 01/15/14                     10,325
    40,000          Quanta Services, Inc.,
                      4.000%, due 07/01/07                                36,650
                                                                  --------------
                                                                          71,100
                                                                  --------------
                    COMPUTERS: 0.4%
     2,000    @@    Bull SA, 2.250%, due 01/01/05                         19,929
                                                                  --------------
                                                                          19,929
                                                                  --------------
                    DISTRIBUTION/WHOLESALE: 1.9%
   100,000          Costco Wholesale Corp.,
                      1.190%, due 08/19/17                                85,125
                                                                  --------------
                                                                          85,125
                                                                  --------------
                    ELECTRIC: 2.2%
    15,000     #    Centerpoint Energy, Inc.,
                      3.750%, due 05/15/23                                16,013
    20,000     #    Centerpoint Energy, Inc.,
                      2.875%, due 01/15/24                                20,425
    60,000          PPL Energy Supply LLC,
                      2.625%, due 05/15/23                                61,800
                                                                  --------------
                                                                          98,238
                                                                  --------------
                    ELECTRONICS: 3.4%
    15,000     #    Flextronics Intl. Ltd.,
                      1.000%, due 08/01/10                                18,019
    60,000     #    Flir Systems, Inc.,
                      3.000%, due 06/01/23                                66,300
    45,000     #    Invision Technologies, Inc.,
                      3.000%, due 10/01/23                                57,769
    10,000     #    Vishay Intertechnology, Inc.,
                      3.625%, due 08/01/23                                14,150
                                                                  --------------
                                                                         156,238
                                                                  --------------
                    HEALTHCARE-SERVICES: 1.7%
    35,000          Laboratory Corp. of America
                      Holdings, 1.900%, due 09/11/21                      25,069
    20,000          Quest Diagnostics,
                      1.750%, due 11/30/21                                20,625
    50,000          Universal Health Services, Inc.,
                      0.426%, due 06/23/20                                33,187
                                                                  --------------
                                                                          78,881
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP Convertible                  PORTFOLIO OF INVESTMENTS as of December 31, 2003
Portfolio                                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
                    INSURANCE: 1.7%
$   50,000          American Intl. Group,
                      0.500%, due 05/15/07                        $       47,250
    30,000     #    AmerUs Group Co.,
                      2.000%, due 03/06/32                                32,213
                                                                  --------------
                                                                          79,463
                                                                  --------------
                    INTERNET: 3.1%
    90,000          E*TRADE Group, Inc.,
                      6.000%, due 02/01/07                                92,475
    50,000     #    Openwave Systems, Inc.,
                      2.750%, due 09/09/08                                48,188
                                                                  --------------
                                                                         140,663
                                                                  --------------
                    LEISURE TIME: 2.5%
   100,000          Navigant Intl., Inc.,
                      4.875%, due 11/01/23                               113,125
                                                                  --------------
                                                                         113,125
                                                                  --------------
                    LODGING: 1.8%
   240,000          Four Seasons Hotels, Inc.,
                      4.220%, due 09/23/29                                82,800
                                                                  --------------
                                                                          82,800
                                                                  --------------
                    MEDIA: 0.6%
    25,000          Walt Disney Co.,
                      2.125%, due 04/15/23                                26,594
                                                                  --------------
                                                                          26,594
                                                                  --------------
                    MINING: 3.4%
    20,000    @@    Inco Ltd., 0.000%, due 03/29/21                       21,775
    45,000   #,@@   Inco Ltd., 1.000%, due 03/14/23                       62,719
    60,000   #,@@   Placer Dome, Inc.,
                      2.750%, due 10/15/23                                72,075
                                                                  --------------
                                                                         156,569
                                                                  --------------
                    MISCELLANEOUS MANUFACTURING: 3.1%
    70,000     #    Eastman Kodak Co.,
                      3.375%, due 10/15/33                                78,050
    50,000   #,@@   Tyco Intl. Group SA,
                      2.750%, due 01/15/18                                64,063
                                                                  --------------
                                                                         142,113
                                                                  --------------
                    OIL AND GAS: 2.4%
    35,000          Kerr-McGee Corp.,
                      5.250%, due 02/15/10                                37,056
    10,000     #    Magnum Hunter Resources, Inc.,
                      1.170%, due 12/15/23                                10,938
    35,000          Nabors Industries, Inc.,
                      2.520%, due 02/05/21                                22,881
    15,000     #    Pride Intl., Inc.,
                      3.250%, due 05/01/33                                15,956
    25,000          Transocean, Inc.,
                      1.500%, due 05/15/21                                24,500
                                                                  --------------
                                                                         111,331
                                                                  --------------
                    OIL AND GAS SERVICES: 0.9%
    25,000          Cooper Cameron Corp.,
                      1.750%, due 05/17/21                                24,594
    15,000     #    Schlumberger Ltd.,
                      2.125%, due 06/01/23                                14,906
                                                                  --------------
                                                                          39,500
                                                                  --------------
                    PACKAGING AND CONTAINERS: 0.9%
$   40,000     #    Sealed Air Corp.,
                      3.000%, due 06/30/33                        $       42,500
                                                                  --------------
                                                                          42,500
                                                                  --------------
                    PHARMACEUTICALS: 4.9%
    20,000     #    Amylin Pharmaceuticals, Inc.,
                      2.250%, due 06/30/08                                20,550
   100,000          Cephalon, Inc.,
                      2.500%, due 12/15/06                                95,874
    60,000     #    NPS Pharmaceuticals, Inc.,
                      3.000%, due 06/15/08                                66,150
    31,000     #    Watson Pharmaceuticals, Inc.,
                      1.750%, due 03/15/23                                40,959
                                                                  --------------
                                                                         223,533
                                                                  --------------
                    RETAIL: 1.7%
    10,000          Charming Shoppes,
                      4.750%, due 06/01/12                                 9,638
    80,000          Duane Reade, Inc.,
                      2.148%, due 04/16/22                                45,799
    20,000     #    Triarc Cos., 5.000%, due 05/15/23                     21,326
                                                                  --------------
                                                                          76,763
                                                                  --------------
                    SEMICONDUCTORS: 3.7%
    30,000          Advanced Micro Devices, Inc.,
                      4.750%, due 02/01/22                                30,750
   200,000          Atmel Corp., .000%, due 05/23/21                      86,499
    20,000     #    Cypress Semiconductor Corp.,
                      1.250%, due 06/15/08                                30,675
    20,000          LTX Corp., 4.250%, due 08/15/06                       19,325
                                                                  --------------
                                                                         167,249
                                                                  --------------
                    SOFTWARE: 4.6%
    80,000          Bea Systems, Inc.,
                      4.000%, due 12/15/06                                80,699
    30,000     #    Fair Isaac Corp.,
                      1.500%, due 08/15/23                                31,088
    30,000          First Data Corp.,
                      2.000%, due 03/01/08                                32,625
    35,000     #    MSC Software Corp.,
                      2.500%, due 05/05/08                                45,718
    20,000     #    Serena Software Inc,
                      1.500%, due 12/15/23                                21,625
                                                                  --------------
                                                                         211,755
                                                                  --------------
                    TELECOMMUNICATIONS: 13.0%
    93,000          Aether Systems, Inc.,
                      6.000%, due 03/22/05                                91,837
    30,000     #    Commonwealth Telephone
                      Enterprises, Inc.,
                      3.250%, due 07/15/23                                30,338
    70,000          Finisar Corp., 5.250%, due 10/15/08                   70,263
    10,000          Nextel Communications, Inc.,
                      6.000%, due 06/01/11                                12,450
   100,000     #    Nextel Partners, Inc.,
                      1.500%, due 11/15/08                               128,249
    15,000          Nortel Networks Corp.,
                      4.250%, due 09/01/08                                14,269
   110,000          Primus Telecommunications GP,
                      5.750% due 02/15/07                                109,449
    30,000     #    Primus Telecommunications GP,
                      3.750%, due 09/15/10                                42,150

                 See Accompanying Notes to Financial Statements

ING
VP Convertible                  PORTFOLIO OF INVESTMENTS as of December 31, 2003
Portfolio                                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
$   20,000     #    RF Micro Devices, Inc.,
                      1.500%, due 07/01/10                        $       30,350
    35,000     #    Utstarcom, Inc.,
                      0.875%, due 03/01/08                                59,719
                                                                  --------------
                                                                         589,074
                                                                  --------------
                    TRANSPORTATION: 0.4%
    15,000     #    Yellow Corp.,
                      5.000%, due 08/08/23                                19,856
                                                                  --------------
                                                                          19,856
                                                                  --------------
                    Total Convertible Corporate Bonds
                      (Cost $2,957,192)                                3,255,600
                                                                  --------------
                    CORPORATE BONDS: 1.1%
                    OIL AND GAS: 0.9%
    40,000          Devon Energy Corp., 4.900%,
                      due 08/15/08                                        41,050
                                                                  --------------
                                                                          41,050
                                                                  --------------
                    TRANSPORTATION: 0.2%
    10,000     #    Yellow Corp., 3.375%,
                      due 11/25/23                                        11,350
                                                                  --------------
                                                                          11,350
                                                                  --------------
                    Total Corporate Bonds
                      (Cost $50,655)                                      52,400
                                                                  --------------

SHARES                                                                VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK: 21.5%
                    ADVERTISING: 0.5%
       400     @    Interpublic Group of Cos., Inc.                       22,940
                                                                  --------------
                                                                          22,940
                                                                  --------------
                    AUTO MANUFACTURERS: 2.9%
     1,100          Ford Motor Co. Capital Trust II                       61,434
     2,400          General Motors Corp.                                  68,720
                                                                  --------------
                                                                         130,154
                                                                  --------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.0%
     1,700          Gabelli Asset Management, Inc.                        44,625
                                                                  --------------
                                                                          44,625
                                                                  --------------
                    ELECTRIC: 1.1%
     1,000     @    Calpine Capital Trust II                              47,875
                                                                  --------------
                                                                          47,875
                                                                  --------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 1.9%
     1,500   #,@    General Cable Corp.                                   88,313
                                                                  --------------
                                                                          88,313
                                                                  --------------
                    ENVIRONMENTAL CONTROL: 0.8%
       500     @    Allied Waste Industries, Inc.                 $       38,250
                                                                  --------------
                                                                          38,250
                                                                  --------------
                    FOREST PRODUCTS & PAPER: 0.6%
       500          International Paper Capital                           25,375
                                                                  --------------
                                                                          25,375
                                                                  --------------
                    HEALTHCARE-SERVICES: 0.8%
       400     @    Anthem, Inc.                                          35,292
                                                                  --------------
                                                                          35,292
                                                                  --------------
                    INSURANCE: 2.9%
       900          Hartford Financial Services
                      Group, Inc.                                         54,593
       800          PMI Group, Inc.                                       20,592
       185          Prudential Financial, Inc.                            12,044
     2,000     @    Travelers Property Casualty Corp.                     49,000
                                                                  --------------
                                                                         136,229
                                                                  --------------
                    MEDIA: 2.6%
     2,000     @    Emmis Communications Corp.                           100,000
       150          News Corp Finance Trust II                            16,463
                                                                  --------------
                                                                         116,463
                                                                  --------------
                    OFFICE/BUSINESS EQUIPMENT: 0.3%
       100     @    Xerox Corp.                                           12,975
                                                                  --------------
                                                                          12,975
                                                                  --------------
                    OIL AND GAS: 1.7%
       600          Ameranda Hess Corp.                                   33,075
       450     #    Chesapeake Energy Corp.                               44,625
                                                                  --------------
                                                                          77,700
                                                                  --------------
                    PHARMACEUTICALS: 0.7%
       500          Omnicare, Inc.                                        31,875
                                                                  --------------
                                                                          31,875
                                                                  --------------
                    REAL ESTATE: 2.2%
     4,000          Apartment Investment &
                      Management Co.                                     101,160
                                                                  --------------
                                                                         101,160
                                                                  --------------
                    RETAIL: 0.5%
       600     @    Toys R US, Inc.                                       24,300
                                                                  --------------
                                                                          24,300
                                                                  --------------
                    TELECOMMUNICATIONS: 1.0%
        45     @    Lucent Technologies Capital Trust I                   47,813
                                                                  --------------
                                                                          47,813
                                                                  --------------
                    Total Preferred Stock
                      (Cost $886,883)                                    981,339
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP Convertible                  PORTFOLIO OF INVESTMENTS as of December 31, 2003
Portfolio                                                (Unaudited) (Continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES: 1.1%

                    EQUITY FUND: 1.1%
       450          SPDR Trust Series 1                           $       50,076
                                                                  --------------
                    Total Investment Companies
                      (Cost $39,847)                                      50,076
                                                                  --------------
                    TOTAL INVESTMENTS
                      IN SECURITIES (COST
                      $4,088,576)*                         99.1%  $    4,515,995
                    OTHER ASSETS AND
                      LIABILITIES-NET                       0.9           42,673
                                                          -----   --------------
                    NET ASSETS                            100.0%  $    4,558,668
                                                          =====   ==============

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchase pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Trustees.

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                       $      435,946
              Gross Unrealized Depreciation                               (8,527)
                                                                  --------------
              Net Unrealized Appreciation                         $      427,419
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP International
Value
Portfolio                       PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 91.7%

                    AUSTRALIA: 1.1%
   225,100          QBE Insurance Group Ltd.                      $    1,799,207
                                                                  --------------
                                                                       1,799,207
                                                                  --------------
                    BELGIUM: 1.4%
     7,460          Electrabel                                         2,345,538
                                                                  --------------
                                                                       2,345,538
                                                                  --------------
                    BRAZIL: 1.6%
   104,800          Uniao de Bancos Brasileiros SA                     2,614,760
                                                                  --------------
                                                                       2,614,760
                                                                  --------------
                    CANADA: 2.7%
   104,700          Glaxosmithkline PLC                                2,416,591
    47,100          Encana Corp.                                       1,858,851
     4,600          Encana Corp.                                         181,424
                                                                  --------------
                                                                       4,456,866
                                                                  --------------
                    CHILE: 0.6%
    43,100          Banco Santander Chile SA ADR                       1,024,918
                                                                  --------------
                                                                       1,024,918
                                                                  --------------
                    DENMARK: 3.3%
   129,500          Danske Bank A/S                                    3,042,242
    62,700          TDC A/S                                            2,264,263
                                                                  --------------
                                                                       5,306,505
                                                                  --------------
                    FINLAND: 0.6%
    50,900          UPM-Kymmene OYJ                                      973,482
                                                                  --------------
                                                                         973,482
                                                                  --------------
                    FRANCE: 8.5%
    13,300          Total SA                                           1,230,383
    17,911          Valeo SA                                             717,809
    26,341          Lafarge SA                                         2,355,233
    39,250          Societe Generale                                   3,475,993
    29,550          Aventis SA                                         1,959,033
    20,700          Schneider Electric SA                              1,357,008
    14,650          Total SA                                           2,718,124
                                                                  --------------
                                                                      13,813,583
                                                                  --------------
                    GERMANY: 5.3%
    40,900          RWE AG                                             1,630,222
 1,237,600          Legal & General Group PLC                          2,234,892
    26,000          Deutsche Boerse AG                                 1,427,936
    42,500          Siemens AG                                         3,407,056
                                                                  --------------
                                                                       8,700,106
                                                                  --------------
                    GREECE: 3.2%
    94,100          Alpha Bank A.E.                                    2,850,455
   168,800          Greek Organization of Football
                      Prognostics SA                                   2,428,203
                                                                  --------------
                                                                       5,278,658
                                                                  --------------
                    HONG KONG: 2.2%
 2,426,000          Global Bio-Chem Technology
                      Group Co. Ltd.                                   1,499,923
 3,018,000          Giordano Intl. Ltd.                                1,399,455
   480,000          China Merchants Holdings
                      Intl. Co. Ltd.                                     633,727
                                                                  --------------
                                                                       3,533,105
                                                                  --------------
                    HUNGARY: 1.0%
   131,500     @    OTP Bank Rt.                                  $    1,693,734
                                                                  --------------
                                                                       1,693,734
                                                                  --------------
                    INDONESIA: 0.3%
   966,000          HM Sampoerna Tbk PT                                  512,275
                                                                  --------------
                                                                         512,275
                                                                  --------------
                    IRELAND: 1.4%
   139,000          Irish Life & Permanent PLC                         2,242,751
                                                                  --------------
                                                                       2,242,751
                                                                  --------------
                    ISRAEL: 1.1%
    31,300          Teva Pharmaceutical
                      Industries ADR                                   1,775,023
                                                                  --------------
                                                                       1,775,023
                                                                  --------------
                    ITALY: 2.4%
   120,350          Banca Fideuram S.p.A.                                714,996
   293,800          Snam Rete Gas S.p.A.                               1,244,593
   288,700          Enel S.p.A.                                        1,966,114
                                                                  --------------
                                                                       3,925,703
                                                                  --------------
                    JAPAN: 19.1%
    28,700          Takeda Chemical Industries Ltd.                    1,141,567
    36,400          Toyota Motor Corp.                                 1,245,013
   104,000     @    Fujitsu Ltd.                                         616,162
    15,500          Tokyo Electron Ltd.                                1,189,734
    88,000          Amano Corp.                                          638,312
    69,400          Shimano, Inc.                                      1,437,604
   195,000          JGC Corp.                                          2,046,619
    31,800          Otsuka Kagu Ltd.                                     985,126
    61,000          Nippon Yusen Kabushiki Kaisha                        277,316
   139,000          Nomura Holdings, Inc.                              2,358,757
       275          Nippon Telegraph &
                      Telephone Corp.                                  1,341,336
    72,000          Nec Corp.                                            534,212
   185,000          Nikko Cordial Corp.                                1,043,937
    90,700          Marui Co. Ltd.                                     1,150,789
     3,900          Mabuchi Motor Co. Ltd.                               300,858
       113          Japan Retail Fund
                      Investment Corp.                                   727,423
    77,000          Kao Corp.                                          1,568,592
    76,200          Sekisui House Ltd.                                   792,423
       717          NTT Docomo, Inc.                                   1,639,569
    41,700          Familymart Co. Ltd.                                  955,670
       140          Mitsubishi Tokyo Financial
                      Group, Inc.                                      1,091,613
   101,100          Chugai Pharmaceutical Co. Ltd.                     1,453,719
   127,550          Imperial Tobacco Group PLC                         2,515,856
    18,400          Fanuc Ltd.                                         1,109,578
   101,000          Shiseido Co. Ltd.                                  1,229,484
    26,400          Oriental Land Co. Ltd.                             1,633,794
                                                                  --------------
                                                                      31,025,063
                                                                  --------------
                    LUXEMBOURG: 0.6%
    35,850          Rio Tinto PLC                                        986,699
                                                                  --------------
                                                                         986,699
                                                                  --------------
                    MALAYSIA: 1.7%
   696,400          Malayan Banking BHD                                1,768,616
 1,163,850          Public Bank BHD                                      947,791
                                                                  --------------
                                                                       2,716,407
                                                                  --------------

                 See Accompanying Notes to Financial Statements

ING
VP International
Value
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

SHARES                                                                VALUE
--------------------------------------------------------------------------------
                    MEXICO: 0.7%
   393,800          Wal-Mart de Mexico SA de CV                   $    1,122,464
                                                                  --------------
                                                                       1,122,464
                                                                  --------------
                    NETHERLANDS: 3.1%
    24,400          Koninklijke Philips
                      Electronics NV                                     713,820
    58,350          Royal Dutch Petroleum Co.                          3,055,579
    25,200          Royal Dutch Petroleum Co.                          1,320,228
                                                                  --------------
                                                                       5,089,627
                                                                  --------------
                    NEW ZEALAND: 1.1%
   135,100          Fisher & Paykel Healthcare Corp                    1,123,755
   574,800          Carter Holt Harvey Ltd.                              710,962
                                                                  --------------
                                                                       1,834,717
                                                                  --------------
                    NORWAY: 0.8%
   215,100          Tomra Systems ASA                                  1,304,936
                                                                  --------------
                                                                       1,304,936
                                                                  --------------
                    RUSSIA: 1.1%
    43,881          YUKOS ADR                                          1,803,509
                                                                  --------------
                                                                       1,803,509
                                                                  --------------
                    SINGAPORE: 1.2%
   254,800          United Overseas Bank Ltd.                          1,983,707
                                                                  --------------
                                                                       1,983,707
                                                                  --------------
                    SOUTH AFRICA: 1.7%
   204,050          Gold Fields Ltd. ADR                               2,844,457
                                                                  --------------
                                                                       2,844,457
                                                                  --------------
                    SPAIN: 1.7%
   193,400          Telefonica SA                                      2,848,917
                                                                  --------------
                                                                       2,848,917
                                                                  --------------
                    SWEDEN: 0.4%
    64,400          Swedish Match AB                                     657,846
                                                                  --------------
                                                                         657,846
                                                                  --------------
                    SWITZERLAND: 6.2%
    20,400          Roche Holding AG                                   2,062,252
    38,600          Adecco SA                                          2,492,581
     5,413          Nestle SA                                          1,351,786
    27,600          UBS AG                                             1,888,984
    20,800          Novartis AG                                          954,512
    29,400          Novartis AG                                        1,345,675
                                                                  --------------
                                                                      10,095,790
                                                                  --------------
                    TAIWAN: 0.9%
   150,672     @    Taiwan Semiconductor
                      Manufacturing Co. Ltd.                           1,542,881
                                                                  --------------
                                                                       1,542,881
                                                                  --------------
                    THAILAND: 0.3%
    80,800          BEC World PLC                                        458,829
                                                                  --------------
                                                                         458,829
                                                                  --------------
                    UNITED KINGDOM: 13.1%
   212,800          BAA PLC                                            1,892,332
   125,825          Kingfisher PLC                                       629,783
   165,300          Severn Trent PLC                                   2,214,100
    21,600          HSBC Holdings PLC                                  1,702,512
   128,400          British American Tobacco PLC                  $    1,770,096
    15,500          GlaxoSmithKline PLC                                  722,610
   193,400     @    British Sky Broadcasting PLC                       2,438,031
   255,700          Diageo PLC                                         3,362,944
   344,700          BP PLC                                             2,802,889
 1,504,550          Vodafone Group PLC                                 3,738,344
                                                                  --------------
                                                                      21,273,641
                                                                  --------------
                    UNITED STATES: 1.2%
    77,500          Provident Financial PLC                              903,646
    20,700          Schlumberger Ltd.                                  1,132,704
                                                                  --------------
                                                                       2,036,350
                                                                  --------------
                    Total Common Stock
                      (Cost $127,790,328)                            149,622,054
                                                                  --------------

INVESTMENT COMPANIES: 4.9%

                    UNITED STATES: 5.9%
     9,600          iShares MSCI Emerging Markets
                      Index Fund                                       1,573,728
    28,000          Ishares Msci Eafe Index Fund                       3,829,840
   100,000          Ishares Msci United Kingdom
                      Index Fund                                       1,558,000
    40,600          Ishares S&P Europe 350
                      Index Fund                                       2,604,490
                                                                  --------------
                                                                       9,566,058
                                                                  --------------
                    Total Investment Companies
                      (Cost $8,315,658)                                9,566,058
                                                                  --------------
                    Total Long-Term Investments
                      (Cost $136,105,986)                            159,188,112
                                                                  --------------

PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.6%
              REPURCHASE AGREEMENT: 2.6%
$ 4,160,000   Goldman Sachs Repurchase Agreement
                dated 12/31/03, 0.990%, due 01/02/04,
                $4,160,229 to be received upon
                repurchase (Collateralized by
                $12,535,253 U.S. Treasury Note,
                0.000%, Market Value $4,284,800
                due 08/15/23)                                          4,160,000
                                                                  --------------
              Total Short-term Investments
                (Cost $4,160,000)                                      4,160,000
                                                                  --------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $140,265,986)*                            100.1%  $  163,348,112
              OTHER ASSETS AND
                LIABILITIES-NET                            (0.1)        (211,801)
                                                          -----   --------------
              NET ASSETS                                  100.0%  $  163,136,311
                                                          =====   ==============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt

* Cost for federal income tax purposes $140,834,441. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                     $   23,124,954
                Gross Unrealized Depreciation                           (611,282)
                                                                  --------------
                Net Unrealized Appreciation                       $   22,513,672
                                                                  ==============

                 See Accompanying Notes to Financial Statements

ING
VP International
Value
Portfolio           PORTFOLIO OF INVESTMENTS as of December 31, 2003 (Continued)

                                                  PERCENTAGE OF
INDUSTRY GROUP                                     NET ASSETS
---------------------------------------------------------------
Agriculture                                            3.3%
Auto Manufacturers                                     0.8
Auto Parts & Equipment                                 0.4
Banks                                                 14.6
Beverages                                              2.1
Biotechnology                                          0.9
Building Materials                                     1.4
Commercial Services                                    1.9
Computers                                              0.4
Cosmetics/Personal Care                                1.8
Diversified Financial Services                         5.3
Electric                                               3.6
Electronics                                            1.6
Engineering & Construction                             2.4
Entertainment                                          2.5
Environmental Control                                  0.8
Equity Fund                                            4.9
Food                                                   0.8
Forest Products & Paper                                1.0
Gas                                                    0.8
Hand/Machine Tools                                     0.8
Healthcare-Products                                    0.7
Home Builders                                          0.5
Insurance                                              2.5
Investment Companies                                   1.0
Leisure Time                                           0.9
Media                                                  1.8
Mining                                                 2.3
Miscellaneous Manufacturing                            2.5
Oil and Gas                                            9.2
Oil and Gas Services                                   0.7
Pharmaceuticals                                        8.5
Real Estate                                            0.4
Repurchase Agreement                                   2.6
Retail                                                 3.8
Semiconductors                                         1.7
Telecommunications                                     7.3
Transportation                                         0.2
Water                                                  1.4
Other Assets and Liabilities--Net                     (0.1)
                                                      -----
                                                      100.0%
                                                      =====

                 See Accompanying Notes to Financial Statements

                   SHAREHOLDER MEETING INFORMATION (Unaudited)

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING VARIABLE PRODUCTS WAS HELD MAY 29, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258.

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW:

1. To approve a Sub-Advisory Agreement for each of the ING LargeCap Growth Fund and ING VP LargeCap Growth Portfolio, between ING Investments, LLC and Wellington Management Company, LLP with no change in the Adviser or the overall management fee paid by each Fund.

                                                                     SHARES VOTED
                                                        SHARES        AGAINST OR      SHARES        BROKER    TOTAL SHARES
                                           PROPOSAL    VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE       VOTED
                                           --------    ---------     ------------    ---------     --------   ------------
   ING VP LargeCap Growth Portolio             1        202,011          2,938         12,074         --         217,021

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING VARIABLE PRODUCTS WAS HELD JULY 22, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW

1. To approve a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid

2. To approve a Sub-Advisory Agreement between Directed Services, Inc. and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid

3. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

                                                                     SHARES VOTED
                                                        SHARES        AGAINST OR      SHARES        BROKER    TOTAL SHARES
                                           PROPOSAL    VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE       VOTED
                                           --------    ---------     ------------    ---------     --------   ------------
   ING VP Convertible Portfolio                1         190,324          2,202         1,937         --         194,463
   ING VP Convertible Portfolio                3         183,227             --        11,236         --         194,463
   ING VP Growth Opportunities Portfolio       1       3,803,802        199,398       182,083         --       4,165,283
   ING VP Growth Opportunities Portfolio       3       3,767,035        257,969       160,279         --       4,165,283
   ING VP International Value Portfolio        1       6,572,141        192,467       315,837         --       7,080,445
   ING VP International Value Portfolio        3       6,174,978        282,328       623,139         --       7,080,445
   ING VP Large Company Value Portfolio        1         188,364             --         2,556         --         190,920
   ING VP Large Company Value Portfolio        3         187,773             --         3,147         --         190,920
   ING VP MagnaCap Portfolio                   1       2,460,530         60,597       264,661         --       2,785,788
   ING VP MagnaCap Portfolio                   3       2,490,930         82,655       212,203         --       2,785,788
   ING VP MidCap Opportunities Portfolio       1       1,657,636        231,858        42,983         --       1,932,477
   ING VP MidCap Opportunities Portfolio       3       1,849,505         30,697        52,275         --       1,932,477
   ING VP SmallCap Opportunities Portfolio     1       7,947,624        299,891       407,653         --       8,655,168
   ING VP SmallCap Opportunities Portfolio     3       7,708,986        395,910       550,272         --       8,655,168

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING VARIABLE PRODUCTS WAS HELD OCTOBER 16, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258.

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW

1. acquisition of all of the assets of ING VP Large Company Value Portfolio by ING VP MagnaCap Portfolio in exchange for Class S shares of beneficial interest of the ING VP MagnaCap Portfolio and the assumption by ING VP MagnaCap Portfolio of all of the liabilities of ING VP Large Company Value Portfolio, a series of ING Variable

                                                                     SHARES VOTED
                                                        SHARES        AGAINST OR      SHARES        BROKER    TOTAL SHARES
                                           PROPOSAL    VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE       VOTED
                                           --------    ---------     ------------    ---------     --------   ------------
   VP Large Company Value                      1        177,869           --           24,779         --         202,648

                           TAX INFORMATION (Unaudited)

Dividends paid during the fiscal year ended December 31, 2002 were as follows:

PORTFOLIO NAME                             TYPE        PER SHARE AMOUNT
--------------                             ----        ----------------
MagnaCap Portfolio
   Class R                                  NII            $  0.8190
   Class S                                  NII            $  0.0613

Convertible Portfolio
   Class S                                  NII            $  0.2749
   Class S                                 STCG            $  0.1454
   Class S                                 LTCG            $  0.0349

International Value Portfolio
   Class R                                  NII            $  0.1309
   Class S                                  NII            $  0.0848

----------
NII -- Net investment income
STCG -- Short-term capital gain
LTCG -- Long-term capital gain

Of the ordinary distributions made during the fiscal period ended December 31, 2003, the following percentage qualify for the dividends received deduction available to corporate shareholders:

MagnaCap Portfolio                             100.00%
Convertible Portfolio                           12.65%
International Value Portfolio                      --

The foreign taxes paid or withheld of $247,993 in total and $0.02 per share for the International Value Portfolio represents taxes incurred by the Portfolio from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099 DIV regarding the federal tax status of the dividends and distributions received by them in the calendar year.

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                  TERM OF                                   NUMBER OF
                                                OFFICE AND           PRINCIPAL             PORTFOLIOS IN       OTHER
                                  POSITION(S)    LENGTH OF          OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH        TIME              DURING THE              OVERSEEN         HELD BY
           AND AGE                  TRUST        SERVED(1)         PAST FIVE YEARS           BY TRUSTEE       TRUSTEE
           -------                  -----        ---------         ---------------           ----------       -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)               Trustee        December      Mr. Doherty is President         116
7337 E. Doubletree Ranch Rd.                    1993 -        and Partner, Doherty,
Scottsdale, AZ 85258                            Present       Wallace, Pillsbury and
Born: 1934                                                    Murphy, P.C., Attorneys
                                                              (1996 - Present); and
                                                              Trustee of each of the
                                                              funds managed by Northstar
                                                              Investment Management
                                                              Corporation (1993 - 1999).

J. Michael Earley(3)             Trustee        February      President and Chief              116
7337 E. Doubletree Ranch Rd.                    2002 -        Executive Officer, Bankers
Scottsdale, AZ 85258                            Present       Trust Company, N.A. (1992
Born: 1945                                                    - Present).

R. Barbara Gitenstein(2)         Trustee        February      President, College of New        116
7337 E. Doubletree Ranch Rd.                    2002 -        Jersey (1999 - Present).
Scottsdale, AZ 85258                            Present
Born: 1948

Walter H. May(2)                 Trustee        May           Retired. Formerly,               116         Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                    1995 -        Managing Director and                        Present).
Scottsdale, AZ 85258                            Present       Director of Marketing,
Born: 1936                                                    Piper Jaffray, Inc.;
                                                              Trustee of each of the
                                                              funds managed by Northstar
                                                              Investment Management
                                                              Corporation (1996 - 1999).

Jock Patton(2)                   Trustee        October       Private Investor (June           116         Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                    1999 -        1997 - Present). Formerly                    (January 1999 - Present);
Scottsdale, AZ 85258                            Present       Director and Chief                           JDA Software Group, Inc.
Born: 1945                                                    Executive Officer, Rainbow                   (January 1999 - Present)
                                                              Multimedia Group, Inc.
                                                              (January 1999 - December
                                                              2001);

                                                  TERM OF                                   NUMBER OF
                                                OFFICE AND           PRINCIPAL             PORTFOLIOS IN       OTHER
                                  POSITION(S)    LENGTH OF          OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH        TIME              DURING THE              OVERSEEN         HELD BY
           AND AGE                  TRUST        SERVED(1)         PAST FIVE YEARS           BY TRUSTEE       TRUSTEE
           -------                  -----        ---------         ---------------           ----------       -------
David W.C. Putnam(3)             Trustee        October       President and Director,          116         Anchor International Bond
7337 E. Doubletree Ranch Rd.                    1999 -        F.L. Putnam Securities                       (December 2000 -
Scottsdale, AZ 85258                            Present       Company, Inc. and its                        Present); Progressive
Born: 1939                                                    affiliates; President,                       Capital Accumulation
                                                              Secretary and Trustee, The                   Trust (August 1998 -
                                                              Principled Equity Market                     Present); Principled
                                                              Fund. Formerly, Trustee,                     Equity Market Fund
                                                              Trust Realty Trust                           (November 1996 -
                                                              (December Corp.; Anchor                      Present), Mercy Endowment
                                                              Investment Trust; Bow 2000                   Foundation (1995 -
                                                              - Present); Ridge Mining                     Present); Director, F.L.
                                                              Company and each of the                      Putnam Investment
                                                              F.L. Putnam funds managed                    Management Company
                                                              by Northstar Investment                      (December 2001 -
                                                              Foundation Management                        Present); Asian American
                                                              Corporation (1994 - 1999).                   Bank and Trust Company
                                                                                                           (June 1992 - Present);
                                                                                                           and Notre Dame Health
                                                                                                           Care Center (1991 -
                                                                                                           Present) F.L. Putnam
                                                                                                           Securities Company, Inc.
                                                                                                           (June 1978 - Present);
                                                                                                           and an Honorary Trustee,
                                                                                                           Mercy Hospital (1973 -
                                                                                                           Present).

Blaine E. Rieke(3)               Trustee        February      General Partner,                 116         Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                    2001 -        Huntington Partners                          (January 1998 - Present).
Scottsdale, AZ 85258                            Present       (January 1997 - Present).
Born: 1933                                                    Chairman of the Board and
                                                              Trustee of each of the
                                                              funds managed by ING
                                                              Investment Management Co.
                                                              LLC (November 1998 -
                                                              February 2001).

Roger B. Vincent(3)              Trustee        February      President, Springwell            116         Director, AmeriGas
7337 E. Doubletree Ranch Rd.                    2002 -        Corporation (1989 -                          Propane, Inc. (1998 -
Scottsdale, AZ 85258                            Present       Present). Formerly,                          Present).
Born: 1945                                                    Director Tatham Offshore,
                                                              Inc. (1996 - 2000).

Richard A. Wedemeyer(2)          Trustee        February      Retired. Mr. Wedemeyer           116         Touchstone Consulting
7337 E. Doubletree Ranch Rd.                    2001 -        was formerly Vice                            Group (1997 - Present).
Scottsdale, AZ 85258                            Present       President - Finance and
Born: 1936                                                    Administration, Channel
                                                              Corporation (June 1996 -
                                                              April 2002). Trustee,
                                                              First Choice Funds (1997
                                                              - 2001); and of each of
                                                              the funds managed by ING
                                                              Investment Management Co.
                                                              LLC (1998 - 2001).

                                                  TERM OF                                   NUMBER OF
                                                OFFICE AND           PRINCIPAL             PORTFOLIOS IN       OTHER
                                  POSITION(S)    LENGTH OF          OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH        TIME              DURING THE              OVERSEEN         HELD BY
           AND AGE                  TRUST        SERVED(1)         PAST FIVE YEARS           BY TRUSTEE       TRUSTEE
           -------                  -----        ---------         ---------------           ----------       -------
TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney(4)           Trustee        February      Chief Executive Officer,         170         Director, Hemisphere,
7337 E. Doubletree Ranch Rd.                    2001 -        ING U.S. Financial                           Inc. (May 2003 -
Scottsdale, AZ 85258                            Present       Services (September 2001                     Present). Trustee, ING
Born: 1956                                                    to present); General                         Investors Trust (February
                                                              Manager and Chief                            2002- Present); Director,
                                                              Executive Officer, ING                       Equitable Life Insurance
                                                              U.S. Worksite Financial                      Co., Golden American Life
                                                              Services (December 2000 to                   Insurance Co., Life
                                                              present); Member, ING                        Insurance Company of
                                                              Americas Executive                           Georgia, Midwestern
                                                              Committee (2001 to                           United Life Insurance
                                                              present); President, Chief                   Co., ReliaStar Life
                                                              Executive Officer and                        Insurance Co., Security
                                                              Director of Northern Life                    Life of Denver, Security
                                                              Insurance Company (2001 to                   Connecticut Life
                                                              present), ING Aeltus                         Insurance Co., Southland
                                                              Holding Company, Inc.                        Life Insurance Co., USG
                                                              (2000 to present), ING                       Annuity and Life Company,
                                                              Retail Holding Company                       and United Life and
                                                              (1998 to present).                           Annuity Insurance Co. Inc
                                                              Formerly, ING Life                           (March 2001 - Present);
                                                              Insurance and Annuity                        Trustee, Ameribest Life
                                                              Company (1997 to November                    Insurance Co., (2001 -
                                                              2002); ING Retirement                        2003); Trustee, First
                                                              Holdings, Inc. (1997 to                      Columbine Life Insurance
                                                              March 2003). General                         Co., (2001 - 2002);
                                                              Manager and Chief                            Member of the Board,
                                                              Executive Officer, ING                       National Commission on
                                                              Worksite Division                            Retirement Policy,
                                                              (December 2000 to October                    Governor's Council on
                                                              2001), President, ING-SCI,                   Economic Competitiveness
                                                              Inc. (August 1997 to                         and Technology of
                                                              December 2000); President,                   Connecticut, Connecticut
                                                              Aetna Financial Services                     Business and Industry
                                                              (August 1997 to December                     Association, Bushnell;
                                                              2000)                                        Connecticut Forum; Metro
                                                                                                           Hartford Chamber of
                                                                                                           Commerce; and is
                                                                                                           Chairman, Concerned
                                                                                                           Citizens for Effective
                                                                                                           Government.

                                                  TERM OF                                   NUMBER OF
                                                OFFICE AND           PRINCIPAL             PORTFOLIOS IN       OTHER
                                  POSITION(S)    LENGTH OF          OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
        NAME, ADDRESS             HELD WITH        TIME              DURING THE              OVERSEEN         HELD BY
           AND AGE                  TRUST        SERVED(1)         PAST FIVE YEARS           BY TRUSTEE       TRUSTEE
           -------                  -----        ---------         ---------------           ----------       -------
John G. Turner(5)                Trustee        October       Chairman, Hillcrest              116         Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                    1999 -        Capital Partners (May 2002                   Corporation (March 2000 -
Scottsdale, AZ 85258                            Present       - Present); President,                       Present); Shopko Stores,
Born: 1939                                                    Turner Investment Company                    Inc. (August 1999 -
                                                              (January 2002 - Present).                    Present); and M.A.
                                                              Mr. Turner was formerly                      Mortenson Company (March
                                                              Vice Chairman of ING                         2002 - Present).
                                                              Americas (2000 - 2002);
                                                              Chairman and Chief
                                                              Executive Officer of
                                                              ReliaStar Financial Corp.
                                                              and ReliaStar Life
                                                              Insurance Company (1993 -
                                                              2000); Chairman of
                                                              ReliaStar Life Insurance
                                                              Company of New York (1995
                                                              - 2001); Chairman of
                                                              Northern Life Insurance
                                                              Company (1992 - 2001);
                                                              Chairman and Trustee of
                                                              the Northstar affiliated
                                                              investment companies (1993
                                                              - 2001) and Director,
                                                              Northstar Investment
                                                              Management Corporation and
                                                              its affiliates (1993 -
                                                              1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation Committee member.
(3) Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person" as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                      PRINCIPAL
                                                                  TERM OF OFFICE                    OCCUPATION(S)
        NAME, ADDRESS                    POSITION(S)              AND LENGTH OF                       DURING THE
           AND AGE                   HELD WITH THE TRUST          TIME SERVED(1)                    PAST FIVE YEARS
           -------                   -------------------          --------------                    ---------------
OFFICERS:

James M. Hennessy                  President and Chief        February 2001 -           President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.       Executive Officer          Present                   Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258                                                                    Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Chief Operating            June 2000 - Present       Investments, LLC, Lexington Funds
                                   Officer                                              Distributor, Inc., Express America T.C. Inc.
                                                                                        and EAMC Liquidation Corp. (since December
                                   Executive Vice             November 1999 -           2001); Executive Vice President and Chief
                                   President and              February 2001             Operating Officer of ING Funds Distributor,
                                   Secretary                                            LLC (since June 2000). Formerly, Executive
                                                                                        Vice President and Chief Operating Officer
                                                                                        of ING Quantitative Management, Inc.
                                                                                        (October 2001 to September 2002); Senior
                                                                                        Executive Vice President (June 2000 to
                                                                                        December 2000) and Secretary (April 1995 to
                                                                                        December 2000) of ING Capital Corporation,
                                                                                        LLC, ING Funds Services, LLC, ING
                                                                                        Investments, LLC, ING Advisors, Inc.,
                                                                                        Express America T.C. Inc., and EAMC
                                                                                        Liquidation Corp.; and Executive Vice
                                                                                        President, ING Capital Corporation, LLC and
                                                                                        its affiliates (May 1998 to June 2000) and
                                                                                        Senior Vice President, ING Capital
                                                                                        Corporation, LLC and its affiliates (April
                                                                                        1995 to April 1998).

Michael J. Roland                  Executive Vice             February 2002 -           Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.       President and              Present                   Officer and Treasurer of ING Funds Services,
Scottsdale, AZ 85258               Assistant Secretary                                  LLC, ING Funds Distributor, LLC, ING
Born: 1958                                                                              Advisors, Inc., ING Investments, LLC
                                   Principal Financial        November 1999 -           (December 2001 to present), Lexington Funds
                                   Officer                    Present                   Distributor, Inc., Express America T.C. Inc.
                                                                                        and EAMC Liquidation Corp. (since December
                                   Senior Vice President      November 1999 -           2001). Formerly, Executive Vice President,
                                                              February 2002             Chief Financial Officer and Treasurer of ING
                                                                                        Quantitative Management, Inc. (December 2001
                                                                                        to October 2002); Senior Vice President, ING
                                                                                        Funds Services, LLC, ING Investments, LLC,
                                                                                        and ING Funds Distributor, LLC (June 1998 to
                                                                                        December 2001) and Chief Financial Officer
                                                                                        of Endeavor Group (April 1997 to June 1998).

Stanley D. Vyner                   Executive Vice             November 1999 -           Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.       President                  Present                   Inc. and ING Investments, LLC (July 2000 to
Scottsdale, Arizona 85258                                                               present) and Chief Investment Officer of the
Born: 1950                                                                              International Portfolios, ING Investments,
                                                                                        LLC (July 1996 to present). Formerly,
                                                                                        President and Chief Executive Officer of ING
                                                                                        Investments, LLC (August 1996 to August
                                                                                        2000).

                                                                                                      PRINCIPAL
                                                                  TERM OF OFFICE                    OCCUPATION(S)
        NAME, ADDRESS                    POSITION(S)              AND LENGTH OF                       DURING THE
           AND AGE                   HELD WITH THE TRUST          TIME SERVED(1)                    PAST FIVE YEARS
           -------                   -------------------          --------------                    ---------------
Robert S. Naka                     Senior Vice                November 1999 -           Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and              Present                   Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258               Assistant Secretary                                  Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                              ING Investments, LLC (October 2001 to
                                                                                        present) and Lexington Funds Distributor,
                                                                                        Inc. (since December 2001). Formerly, Senior
                                                                                        Vice President and Assistant Secretary for
                                                                                        ING Quantitative Management, Inc. (October
                                                                                        2001 to October 2002); Vice President, ING
                                                                                        Investments, LLC (April 1997 to October
                                                                                        1999), ING Funds Services, LLC (February
                                                                                        1997 to August 1999) and Assistant Vice
                                                                                        President, ING Funds Services, LLC (August
                                                                                        1995 to February 1997).

Kimberly A. Anderson               Senior Vice President      November 2003 -           Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.                                  Present                   ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                                    Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                         Vice President             February 2001 -           Investments, LLC (since October 2001) and
                                                              November 2003             Lexington Funds Distributor, Inc. (since
                                                                                        December 2001). Formerly, Vice President for
                                   Secretary                  February 2001 -           ING Quantitative Management, Inc. (October
                                                              August 2003               2001 to October 2002); Assistant Vice
                                                                                        President of ING Funds Services, LLC
                                   Assistant Vice             November 1999 -           (November 1999 to January 2001) and has held
                                   President and              February 2001             various other positions with ING Funds
                                   Assistant Secretary                                  Services, LLC for more than the last five
                                                                                        years.

Robyn L. Ichilov                   Vice President and         November 1999 -           Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.       Treasurer                  Present                   (since October 2001) and ING Investments,
Scottsdale, AZ 85258                                                                    LLC (since August 1997); Accounting Manager,
Born: 1967                                                                              ING Investments, LLC (since November 1995).

J. David Greenwald                 Vice President             August 2003 -             Vice President of Mutual Fund Compliance of
7337 E. Doubletree Ranch Rd.                                  present                   ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                               Present). Formerly Assistant Treasurer and
Born: 1957                                                                              Director of Mutual Fund Compliance and
                                                                                        Operations of American Skandia, A Prudential
                                                                                        Financial Company (October 1996 - May 2003).

Lauren D. Bensinger                Vice President             February 2003 -           Vice President and Chief Compliance Officer,
7337 E. Doubletree Ranch Rd.                                  Present                   ING Funds Distributor, LLC. (July 1995 -
Scottsdale, Arizona 85258                                                               Present); Vice President (February 1996 -
Born: 1954                                                                              Present) and Chief Compliance Officer
                                                                                        (October 2001 - Present) ING Investments,
                                                                                        LLC; Vice President and Chief Compliance
                                                                                        Officer, ING Advisors, Inc. (July 2000 -
                                                                                        Present), Vice President and Chief
                                                                                        Compliance Officer, ING Quantitative
                                                                                        Management, Inc. (July 2000 - September
                                                                                        2002), and Vice President, ING Fund
                                                                                        Services, LLC (July 1995 - Present).

                                                                                                      PRINCIPAL
                                                                  TERM OF OFFICE                    OCCUPATION(S)
        NAME, ADDRESS                    POSITION(S)              AND LENGTH OF                       DURING THE
           AND AGE                   HELD WITH THE TRUST          TIME SERVED(1)                    PAST FIVE YEARS
           -------                   -------------------          --------------                    ---------------
Todd Modic                         Vice President             August 2003 - present     Vice President of Financial Reporting-Fund
7337 E. Doubletree Ranch Rd.                                                            Accounting of ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Vice             August 2001 -             (September 2002 to present). Formerly,
Born: 1967                         President                  August 2003               Director of Financial Reporting of ING
                                                                                        Investments, LLC (March 2001 to September
                                                                                        2002). Director of Financial Reporting,
                                                                                        Axient Communications, Inc. (May 2000 to
                                                                                        January 2001) and Director of Finance,
                                                                                        Rural/Metro Corporation (March 1995 to May
                                                                                        2000).

Huey P. Falgout, Jr.               Secretary                  August 2003 - present     Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                            (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                               Associate General Counsel of AIG American
Born: 1963                                                                              General (January 1999 - November 2002) and
                                                                                        Associate General Counsel of Van Kampen,
                                                                                        Inc. (April 1992 - January 1999).

Susan P. Kinens                    Assistant Vice             February 2003 -           Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and              Present                   Secretary, ING Funds Services, LLC (December
Scottsdale, AZ 85258               Assistant Secretary                                  2002 - Present); and has held various other
Born: 1976                                                                              positions with ING Funds Services, LLC for
                                                                                        the last five years.

Maria M. Anderson                  Assistant Vice             August 2001 - present     Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                                            Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                                    Formerly, Manager of Fund Accounting and
Born: 1958                                                                              Fund Compliance, ING Investments, LLC
                                                                                        (September 1999 to November 2001); Section
                                                                                        Manager of Fund Accounting, Stein Roe Mutual
                                                                                        Funds (July 1998 to August 1999); and
                                                                                        Financial Reporting Analyst Stein Roe Mutual
                                                                                        Funds (August 1997 to July 1998).

Theresa Kelety                     Assistant Secretary        August 2003 -             Counsel, ING U.S. Financial Services (April
7337 E. Doubletree Ranch Rd.                                  present                   2003 - Present). Formerly, Senior Associate
Scottsdale, Arizona 85258                                                               with Shearman & Sterling (February 2000 -
Born: 1963                                                                              April 2003) and Associate with Sutherland
                                                                                        Asbill & Brennan (1996 - February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

Prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at 1-800-366-0066. Please read the prospectus carefully before you invest or send money. The Portfolio's proxy voting record will be available without charge on or about August 31, 2004; and on the Portfolio's website at www.ingfunds.com and on the SEC's website at www.sec.gov.


[ING FUNDS LOGO]                                               VPTSAR1203-021804

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP ("KPMG"), the principal accountant, for the audit of the registrant's annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $111,000 for the year ended December 31, 2003 and $152,747 for the year ended December 31, 2002.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $5,000 for the year ended December 31, 2003 and $0 for the year ended December 31, 2002.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $37,000 in the year ended December 31, 2003 and $57,240 in the year ended December 31, 2002. Such services included review of excise distribution calculations (if applicable), preparation of the Funds' federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

        None

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES


                       MODEL AUDIT AND NON-AUDIT SERVICES
                               PRE-APPROVAL POLICY

I.    STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Directors or Trustees (the "Committee") of the ING Funds (each a "Fund," collectively, the "Funds") set out under Paragraph I on EXHIBIT A to this Audit and Non-Audit Services Pre-Approval Policy ("Policy") is responsible for the oversight of the work of the Funds' independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors' independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission ("SEC") rules promulgated in accordance with the Act, the Funds' may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services ("general pre-approval") or it may pre-approve specific services ("specific pre-approval"). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds' independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee's specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC's rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors' familiarity with the Funds' business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds' ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee's general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee's duty to pre-approve services performed by the Funds' independent auditors.

II.   AUDIT SERVICES

The annual audit services engagement terms and fees are subject to the Committee's specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds' annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds' financial statements (E.G., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds' financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors' independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services;" assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.   TAX SERVICES

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors' independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds' independent auditors that do not, in the Committee's view, impair auditor independence and that are consistent with the SEC's rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.    OTHER SERVICES

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC's prohibited non-audit services is attached to this Policy as Appendix E. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC's prohibitions.

VI.   PRE-APPROVAL OF FEE LEVELS AND BUDGETED AMOUNTS

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee's specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund's audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).


VII. PROCEDURES

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on an annual basis, receive from the independent auditors a list of services provided by the auditors during the prior 12-month period.

VIII. DELEGATION

The Committee may delegate pre-approval authority to one or more of the Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.   ADDITIONAL REQUIREMENTS

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors' independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.


Appendix A

Pre-Approved Audit Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                   THE FUND(S)         FEE RANGE
---------------------------------------------------------------  ---------------  ------------------
Statutory audits or financial audits (including tax services            /X/        As presented to
associated with non-audit services)                                                Audit Committee

Services associated with SEC registration statements, periodic          /X/         Not to exceed
reports and other documents filed with the SEC or other                           $8,500 per filing
documents issued in connection with securities offerings
(E.G., consents), and assistance in responding to SEC comment letters.

Consultations by Fund management with respect to accounting or          /X/         Not to exceed
disclosure treatment of transactions or events and/or the                           $8,000 during
actual or potential effect of final or proposed rules,                             the Pre-Approval
standards or interpretations by the SEC, Financial Accounting                          Period
Standards Board, or other regulatory or standard setting
bodies.


Appendix B

Pre-Approved Audit-Related Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Services related to Fund mergers                      /X/               /X/            Not to exceed
                                                                                    $10,000 per merger

Consultations by Fund management with                 /X/                              Not to exceed
respect to accounting or disclosure                                                     $5,000 per
treatment of transactions or events and/or                                          occurrence during
the actual or potential effect of final or                                           the Pre-Approval
proposed rules, standards or interpretations                                              Period
by the SEC, Financial Accounting Standards
Board, or other regulatory or standard
setting bodies.  [NOTE:  Under SEC rules
some consultations may be "audit" services
and others may be "audit-related" services.]

Review of the Funds' semi-annual financial            /X/                             Not to exceed
statements                                                                          $5,000 for each set
                                                                                       of financial
                                                                                        statements

Reports to regulatory or government agencies          /X/                            Up to $5,000 per
related to the annual engagement                                                    occurrence during
                                                                                     the Pre-Approval
                                                                                          Period

Regulatory compliance assistance                      /X/               /X/            Not to exceed
                                                                                    $5,000 per quarter

Training courses                                      /X/                              Not to exceed
                                                                                     $2,000 per course

For Prime Rate Trust, agreed upon procedures          /X/                              Not to exceed
for quarterly reports to rating agencies                                            $9,000 per quarter


Appendix C

Pre-Approved Tax Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Preparation of federal and state income tax           /X/                              Not to exceed
returns and federal excise tax returns for the                                        $6,000 per Fund
Funds including assistance and review with                                               during the
excise tax distributions.                                                               Pre-Approval
                                                                                           Period

Review of IRC Sections 851(b) and 817(h)              /X/                              Not to exceed
diversification testing on a real-time basis                                          $2,000 per Fund
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period

Review of year-end reporting for 1099's               /X/                              Not to exceed
                                                                                       $800 per Fund
                                                                                         during the

                                                                                        Pre-Approval
                                                                                           Period

Tax assistance and advice regarding statutory,        /X/               /X/            Not to exceed
regulatory or administrative developments                                             $5,000 for the
                                                                                     Funds or for the
                                                                                     Funds' investment
                                                                                       adviser during
                                                                                      the Pre-Approval
                                                                                           Period

International tax services (e.g., Taiwan and          /X/                              Not to exceed
India)                                                                                $5,000 per Fund
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period

Tax training courses                                  /X/                              Not to exceed
                                                                                     $2,000 per course
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period


Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Tax services associated with Fund mergers             /X/                              Not to exceed
                                                                                     $8,000 per merger
                                                                                        during the
                                                                                       Pre-Approval
                                                                                          Period

Tax services related to the preparation of annual     /X/                              Not to exceed
PFIC statements and annual Form 5471(Controlled                                       $18,000 during
Foreign Corporation) for structured finance                                          the Pre-Approval
vehicles                                                                                  Period

Tax services related to CLOs and CBOs                 /X/                              Not to exceed
                                                                                        $15,000 per
                                                                                          quarter


Appendix D

Pre-Approved Other Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                 THE FUND(S)      FUND AFFILIATES        FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Agreed-upon procedures for Class B share                                /X/            Not to exceed
12b-1 programs                                                                        $25,000 during
                                                                                           the
                                                                                       Pre-Approval
                                                                                          Period

AIMR assistance, and/or verification of                                 /X/            Not to exceed
composites                                                                             $25,000 during
                                                                                            the
                                                                                       Pre-Approval
                                                                                           Period

Security counts performed pursuant to Rule            /X/                              Not to exceed
17f-2 of the 1940 Act (I.E., counts for                                               $5,000 per Fund
Funds holding securities with affiliated                                                 during the
sub-custodians)                                                                         Pre-Approval
                                                                                           Period


Appendix E

Prohibited Non-Audit Services
Dated:  200X

   - Bookkeeping or other services related to the accounting records or financial statements of the Funds

   -  Financial information systems design and implementation

   - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

   -  Actuarial services

   -  Internal audit outsourcing services

   -  Management functions

   -  Human resources

   -  Broker-dealer, investment adviser, or investment banking services

   -  Legal services

   -  Expert services unrelated to the audit

   - Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

(e) (2) PERCENTAGE OF SERVICES REFERRED TO IN 4(b) - (4)(d) THAT WERE APPROVED BY THE AUDIT COMMITTEE

        100% of the services were approved by the audit committee.

(f) PERCENTAGE OF HOURS EXPENDED ATTRIBUTABLE TO WORK PERFORMED BY OTHER THAN FULL TIME EMPLOYEES OF KPMG IF GREATER THAN 50%.

        Not applicable.

(g) NON-AUDIT FEES: The non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $382,873 for the year ended December 31, 2003 and $428,008 for the year ended December 31, 2002.

(h) PRINCIPAL ACCOUNTANTS INDEPENDENCE: The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VARIABLE PRODUCTS TRUST


By  /s/ James M. Hennessy
   --------------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 5, 2004
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   --------------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 5, 2004
     ------------------


By  /s/ Michael J. Roland
   --------------------------------
     Michael J. Roland
     Executive Vice President and Chief Financial Officer

Date March 5, 2004
     ------------------